Shareholder Report	12 Months Ended		54 Months Ended	77 Months Ended	85 Months Ended	101 Months Ended	105 Months Ended
	Oct. 31, 2025 USD ($) shares	Oct. 31, 2025 USD ($) shares	Oct. 31, 2025 USD ($) shares	Oct. 31, 2025 USD ($) shares	Oct. 31, 2025 USD ($) shares	Oct. 31, 2025 USD ($) shares	Oct. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Investment Trust
Entity Central Index Key	0000744822
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Fidelity Pacific Basin Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Pacific Basin Fund
Class Name	Fidelity® Pacific Basin Fund
Trading Symbol	FPBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Pacific Basin Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Pacific Basin Fund	$ 114	0.98%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, a non-benchmark allocation to the United States and an underweight in emerging markets contributed to the fund's performance versus the MSCI All Country Pacific Net MA Linked Index for the fiscal year.
•By sector, sector and industry positioning was the fund's primary contributor, led by an overweight in information technology. Picks in industrials, primarily within the commercial & professional services industry, also boosted relative performance. Also bolstering our relative result was an overweight in communication services, primarily within the media & entertainment industry.
•The top individual relative contributor was our stake in Kioxia Holdings (+292%). This was an investment we established this period. The company was one of the fund's largest holdings at period end. The second-largest relative contributor was our stake in Seagate Technology Holdings (+119%). This was a stake we established this period. A stake in Western Digital gained about 176% and notably helped. This was a position we established this period. All these contributors were non-benchmark positions.
•In contrast, from a regional standpoint, stock selection in emerging markets and a non-benchmark allocation to the United States detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock picking in materials. Also hurting our result were picks in financials and communication services.
•The largest individual relative detractor was an underweight in SK Hynix (+193%). The stock was not held at period end. The second-largest relative detractor was our non-benchmark stake in Ryman Healthcare (-58%). The stock was not held at period end. Not owning SoftBank Group, a benchmark component that gained 183%, was another notable relative detractor.
•Notable changes in positioning include increased exposure to the United States and a lower allocation to Japan. By sector, meaningful changes in positioning include decreased exposure to consumer discretionary and a higher allocation to communication services.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Fidelity® Pacific Basin Fund $10,000 $11,205 $14,143 $12,270 $15,016 $18,612 $22,350 $14,504 $16,833 $21,664 $28,817 MSCI AC (All Country) Pacific Index $10,000 $10,615 $13,146 $12,011 $13,431 $14,548 $16,735 $11,538 $13,212 $16,605 $21,486 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Pacific Basin Fund 33.02% 9.14% 11.16% MSCI AC (All Country) Pacific Index 29.39% 8.11% 7.95% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 994,651,484	$ 994,651,484	$ 994,651,484	$ 994,651,484	$ 994,651,484	$ 994,651,484	$ 994,651,484
Holdings Count | shares	106	106	106	106	106	106	106
Advisory Fees Paid, Amount	$ 7,183,717
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$994,651,484
Number of Holdings	106
Total Advisory Fee	$7,183,717
Portfolio Turnover	47%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 30.5 Financials 16.5 Communication Services 15.8 Industrials 13.6 Consumer Discretionary 11.9 Health Care 5.1 Materials 2.8 Consumer Staples 0.9 Real Estate 0.4 Energy 0.4 Common Stocks 95.8 Preferred Stocks 2.1 Short-Term Investments and Net Other Assets (Liabilities) 2.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.8 Preferred Stocks - 2.1 Short-Term Investments and Net Other Assets (Liabilities) - 2.1 Japan 30.0 China 25.2 Taiwan 11.3 Korea (South) 10.1 United States 9.4 Australia 5.6 Hong Kong 3.6 Thailand 1.8 Singapore 1.2 Others 1.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 30.0 China - 25.2 Taiwan - 11.3 Korea (South) - 10.1 United States - 9.4 Australia - 5.6 Hong Kong - 3.6 Thailand - 1.8 Singapore - 1.2 Others - 1.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 10.4 Tencent Holdings Ltd 7.2 PDD Holdings Inc Class A ADR 2.8 Hitachi Ltd 2.7 Samsung Electronics Co Ltd 2.4 Nintendo Co Ltd 2.2 AIA Group Ltd 2.2 ORIX Corp 1.9 Kioxia Holdings Corp 1.9 Western Digital Corp 1.9 35.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Overseas Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Overseas Fund
Class Name	Fidelity® Overseas Fund
Trading Symbol	FOSFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Overseas Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Overseas Fund	$ 73	0.67%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, stock selection in Europe ex U.K. and a non-benchmark allocation to the United States detracted from the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, security selection was the primary detractor, especially within financials. Also hurting our result were stock picks in industrials and consumer discretionary.
•The fund's non-benchmark stake in Marsh & McLennan returned -17% and was the largest individual relative detractor. A second notable relative detractor this period was avoiding SoftBank Group, a benchmark component that gained 183%. Another notable relative detractor was our non-benchmark stake in Constellation Software (-13%).
•In contrast, from a regional standpoint, stock picking in Japan and an underweight in the Asia Pacific ex Japan region contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark was an underweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry. Security selection and an underweight in consumer staples, primarily within the food, beverage & tobacco industry, also boosted the fund's relative performance. Also helping our relative result was an overweight in industrials, primarily within the capital goods industry.
•The top individual relative contributor was an overweight in Rolls-Royce Holdings (+124%). The company was among our biggest holdings. The second-largest relative contributor was an overweight in Mitsubishi Heavy Industries (+115%), and we reduced our holdings of the stock. An overweight in CaixaBank (+84%) also contributed. The stock was one of the fund's largest holdings at period end.
•Notable changes in positioning include increased exposure to communication services and a lower allocation to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Fidelity® Overseas Fund $10,000 $9,903 $12,441 $11,542 $13,132 $13,690 $18,870 $13,186 $14,893 $18,757 $22,153 MSCI EAFE Index $10,000 $9,697 $11,994 $11,197 $12,462 $11,629 $15,635 $12,063 $13,831 $17,046 $21,031 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Overseas Fund 18.10% 10.10% 8.28% MSCI EAFE Index 23.38% 12.58% 7.72% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 7,431,137,047	$ 7,431,137,047	$ 7,431,137,047	$ 7,431,137,047	$ 7,431,137,047	$ 7,431,137,047	$ 7,431,137,047
Holdings Count | shares	89	89	89	89	89	89	89
Advisory Fees Paid, Amount	$ 43,671,916
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$7,431,137,047
Number of Holdings	89
Total Advisory Fee	$43,671,916
Portfolio Turnover	50%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 27.5 Financials 26.9 Information Technology 12.9 Materials 8.1 Consumer Discretionary 6.4 Health Care 5.2 Communication Services 5.2 Consumer Staples 3.9 Utilities 1.9 Common Stocks 98.0 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 Japan 17.2 United States 15.5 United Kingdom 15.3 Germany 11.2 France 9.9 Spain 6.8 Italy 4.8 Netherlands 3.3 Switzerland 2.6 Others 13.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 17.2 United States - 15.5 United Kingdom - 15.3 Germany - 11.2 France - 9.9 Spain - 6.8 Italy - 4.8 Netherlands - 3.3 Switzerland - 2.6 Others - 13.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Hitachi Ltd 3.1 Banco Santander SA 2.8 Safran SA 2.7 Rolls-Royce Holdings PLC 2.7 Schneider Electric SE 2.6 SAP SE 2.5 Hoya Corp 2.1 CaixaBank SA 2.1 ASML Holding NV 2.1 Taiwan Semiconductor Manufacturing Co Ltd 2.1 24.8
Fidelity Overseas Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Overseas Fund
Class Name	Fidelity® Overseas Fund Class K
Trading Symbol	FOSKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Overseas Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 64	0.59%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, stock selection in Europe ex U.K. and a non-benchmark allocation to the United States detracted from the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, security selection was the primary detractor, especially within financials. Also hurting our result were stock picks in industrials and consumer discretionary.
•The fund's non-benchmark stake in Marsh & McLennan returned -17% and was the largest individual relative detractor. A second notable relative detractor this period was avoiding SoftBank Group, a benchmark component that gained 183%. Another notable relative detractor was our non-benchmark stake in Constellation Software (-13%).
•In contrast, from a regional standpoint, stock picking in Japan and an underweight in the Asia Pacific ex Japan region contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark was an underweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry. Security selection and an underweight in consumer staples, primarily within the food, beverage & tobacco industry, also boosted the fund's relative performance. Also helping our relative result was an overweight in industrials, primarily within the capital goods industry.
•The top individual relative contributor was an overweight in Rolls-Royce Holdings (+124%). The company was among our biggest holdings. The second-largest relative contributor was an overweight in Mitsubishi Heavy Industries (+115%), and we reduced our holdings of the stock. An overweight in CaixaBank (+84%) also contributed. The stock was one of the fund's largest holdings at period end.
•Notable changes in positioning include increased exposure to communication services and a lower allocation to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Class K $10,000 $9,915 $12,474 $11,585 $13,195 $13,771 $18,999 $13,292 $15,028 $18,941 $22,390 MSCI EAFE Index $10,000 $9,697 $11,994 $11,197 $12,462 $11,629 $15,635 $12,063 $13,831 $17,046 $21,031 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class K 18.20% 10.21% 8.39% MSCI EAFE Index 23.38% 12.58% 7.72% Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 7,431,137,047	$ 7,431,137,047	$ 7,431,137,047	$ 7,431,137,047	$ 7,431,137,047	$ 7,431,137,047	$ 7,431,137,047
Holdings Count | shares	89	89	89	89	89	89	89
Advisory Fees Paid, Amount	$ 43,671,916
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$7,431,137,047
Number of Holdings	89
Total Advisory Fee	$43,671,916
Portfolio Turnover	50%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 27.5 Financials 26.9 Information Technology 12.9 Materials 8.1 Consumer Discretionary 6.4 Health Care 5.2 Communication Services 5.2 Consumer Staples 3.9 Utilities 1.9 Common Stocks 98.0 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 Japan 17.2 United States 15.5 United Kingdom 15.3 Germany 11.2 France 9.9 Spain 6.8 Italy 4.8 Netherlands 3.3 Switzerland 2.6 Others 13.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 17.2 United States - 15.5 United Kingdom - 15.3 Germany - 11.2 France - 9.9 Spain - 6.8 Italy - 4.8 Netherlands - 3.3 Switzerland - 2.6 Others - 13.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Hitachi Ltd 3.1 Banco Santander SA 2.8 Safran SA 2.7 Rolls-Royce Holdings PLC 2.7 Schneider Electric SE 2.6 SAP SE 2.5 Hoya Corp 2.1 CaixaBank SA 2.1 ASML Holding NV 2.1 Taiwan Semiconductor Manufacturing Co Ltd 2.1 24.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee Operating expenses

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee Operating expenses
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Nordic Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Nordic Fund
Class Name	Fidelity® Nordic Fund
Trading Symbol	FNORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Nordic Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Nordic Fund	$ 91	0.86%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, stock picking in Europe ex U.K., primarily in Sweden, and a non-benchmark allocation to emerging markets contributed to the fund's performance versus the FTSE Capped Nordic Index (Uncapped through 9/30/09) for the fiscal year.
•By sector, the biggest contributor to performance versus the benchmark was stock selection in industrials, primarily within the capital goods industry. An underweight in health care also boosted relative performance. Also contributing to our result was security selection in consumer discretionary. Lastly, the fund's position in cash contributed, and a weaker U.S. dollar helped equity performance in the Nordic region this period.
•The top individual relative contributor was an overweight in Saab (+168%). This period we decreased our investment in Saab. The stock was one of the fund's biggest holdings. The second-largest relative contributor was our non-benchmark stake in Haypp Group (+142%). Another notable relative contributor was an overweight in Sandvik (+59%). The company was among the fund's largest holdings.
•In contrast, from a regional standpoint, an underweight in Europe ex U.K., primarily in Finland, detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry. Also hurting our result were stock picks in financials and materials.
•The largest individual relative detractor was an underweight in Swedbank (+65%). This was a position we established this period. The second-largest relative detractor this period was avoiding Skandinaviska Enskilda Banken, a benchmark component that gained 46%. Not owning Svenska Handelsbanken, a benchmark component that gained roughly 44%, was another notable relative detractor.
•Notable changes in positioning include increased exposure to Finland and a lower allocation to Denmark. By sector, meaningful changes in positioning include increased exposure to information technology and a lower allocation to communication services.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Fidelity® Nordic Fund $10,000 $10,197 $12,454 $11,856 $12,325 $15,619 $21,614 $15,275 $17,732 $21,715 $23,928 FTSE® Capped Nordic Index $10,000 $9,601 $12,573 $11,495 $12,506 $14,342 $20,580 $14,849 $17,208 $21,305 $22,722 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Nordic Fund 10.19% 8.91% 9.12% FTSE® Capped Nordic Index 6.65% 9.64% 8.55% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 328,403,519	$ 328,403,519	$ 328,403,519	$ 328,403,519	$ 328,403,519	$ 328,403,519	$ 328,403,519
Holdings Count | shares	61	61	61	61	61	61	61
Advisory Fees Paid, Amount	$ 2,622,346
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$328,403,519
Number of Holdings	61
Total Advisory Fee	$2,622,346
Portfolio Turnover	49%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 34.5 Financials 24.5 Health Care 12.8 Information Technology 10.2 Materials 5.2 Consumer Staples 2.9 Consumer Discretionary 2.6 Communication Services 2.4 Energy 1.8 Utilities 1.5 Real Estate 0.8 Common Stocks 99.2 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 Sweden 41.4 Denmark 23.9 Finland 13.1 Norway 11.8 Taiwan 2.5 United Kingdom 2.2 United States 1.2 Switzerland 1.2 Germany 1.1 Others 1.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Sweden - 41.4 Denmark - 23.9 Finland - 13.1 Norway - 11.8 Taiwan - 2.5 United Kingdom - 2.2 United States - 1.2 Switzerland - 1.2 Germany - 1.1 Others - 1.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Novo Nordisk A/S Series B 8.7 Investor AB B Shares 6.0 Nordea Bank Abp (Sweden) 5.8 Sandvik AB 5.6 DSV A/S 5.0 Atlas Copco AB B Shares 4.6 Danske Bank A/S 4.1 DNB Bank ASA 3.2 Saab AB B Shares 3.1 Lagercrantz Group AB B Shares 2.5 48.6
Fidelity Japan Smaller Companies Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Japan Smaller Companies Fund
Class Name	Fidelity® Japan Smaller Companies Fund
Trading Symbol	FJSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Japan Smaller Companies Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Japan Smaller Companies Fund	$ 95	0.85%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, stock selection in Japan contributed to the fund's performance versus the Russell/Nomura Mid Small Cap Japan Index (Gross) for the fiscal year.
•By sector, sector and industry positioning was the primary contributor, especially an underweight in health care. Stock picking in industrials and consumer discretionary also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in IHI (+170%). The company was among the fund's biggest holdings, though we reduced the fund's holdings in the stock. The second-largest relative contributor was an overweight in Hokuhoku Financial Group (+131%). The stock was the fund's largest holding at period end. An overweight in Ibiden (+190%) also contributed. This period we decreased our stake in Ibiden.
•In contrast, by sector, the biggest detractor from performance versus the benchmark was stock selection in information technology, primarily within the software & services industry. Picks and an underweight in utilities also hampered the fund's result. Also hurting our result was an overweight in energy.
•The biggest individual relative detractor this period was avoiding Fujikura, a benchmark component that gained 270%. Not owning NEC, a benchmark component that gained 111%, was the second-largest relative detractor. Our overweight stake in Kansai Electric Power (-27%) also detracted. The stock was not held at period end.
•By sector, meaningful changes in positioning include increased exposure to communication services and a lower allocation to energy.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Fidelity® Japan Smaller Companies Fund $10,000 $11,544 $14,278 $13,605 $14,723 $14,915 $16,324 $12,740 $13,984 $17,038 $21,176 Russell/Nomura Mid-Small Cap™ Index $10,000 $10,699 $12,949 $12,261 $13,144 $13,089 $14,984 $11,322 $13,155 $15,599 $19,275 MSCI Japan Index $10,000 $10,332 $12,185 $11,764 $12,860 $12,919 $15,505 $11,696 $13,678 $16,751 $20,996 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Japan Smaller Companies Fund 24.29% 7.26% 7.79% Russell/Nomura Mid-Small Cap™ Index 23.57% 8.05% 6.78% MSCI Japan Index 25.34% 10.20% 7.70% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 395,491,746	$ 395,491,746	$ 395,491,746	$ 395,491,746	$ 395,491,746	$ 395,491,746	$ 395,491,746
Holdings Count | shares	88	88	88	88	88	88	88
Advisory Fees Paid, Amount	$ 3,458,012
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$395,491,746
Number of Holdings	88
Total Advisory Fee	$3,458,012
Portfolio Turnover	42%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 26.9 Information Technology 20.0 Consumer Discretionary 12.8 Financials 10.7 Materials 9.8 Consumer Staples 7.0 Communication Services 4.5 Real Estate 2.4 Energy 2.2 Health Care 1.8 Utilities 0.8 Common Stocks 98.9 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.9 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 Japan 98.9 United States 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 98.9 United States - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Hokuhoku Financial Group Inc 2.7 IHI Corp 2.5 SWCC Corp 2.2 Sompo Holdings Inc 2.2 Visional Inc 2.1 Ebara Corp 2.0 Ajinomoto Co Inc 2.0 Asics Corp 2.0 Kewpie Corp 1.8 C Uyemura & Co Ltd 1.8 21.3
Fidelity Japan Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Japan Fund
Class Name	Fidelity® Japan Fund
Trading Symbol	FJPNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Japan Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Japan Fund	$ 85	0.74%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, stock picking in Japan meaningfully contributed to the fund's performance versus the TOPIX Total Return Index for the fiscal year.
•By sector, security selection was the primary contributor, especially within industrials. Stock picks and an overweight in information technology also boosted relative performance. Also bolstering our relative result was stock picking in communication services.
•The top individual relative contributor was an overweight in Kioxia Holdings (+286%). This was an investment we established this period. The stock was among the fund's biggest holdings at period end. The second-largest relative contributor was an overweight in Ibiden (+188%). We modestly trimmed our stake this period. An overweight in IHI (+176%) also contributed. This period we decreased our investment in IHI.
•In contrast, the fund's biggest detractor from a sector perspective was security selection in financials, primarily within the banks industry. Picks and an overweight in materials also hampered the fund's result. Also detracting from our result were stock picks in real estate, primarily within the real estate management & development industry.
•The biggest individual relative detractor was an overweight in Shin-Etsu Chemical (-19%). The company was among our biggest holdings this period. The second-largest relative detractor was an overweight in Renesas Electronics (-10%). The stock was among the fund's 15-biggest holdings this period. An overweight in NIDEC (-41%) also hurt.
•By sector, meaningful changes in positioning include increased exposure to consumer staples and communication services.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Fidelity® Japan Fund $10,000 $10,680 $12,936 $12,253 $13,735 $15,406 $18,757 $13,288 $14,622 $18,099 $23,750 Tokyo Stock Price Index (TOPIX) $10,000 $10,497 $12,566 $12,047 $13,065 $13,112 $15,554 $11,813 $13,890 $16,907 $21,181 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Japan Fund 31.23% 9.04% 9.04% Tokyo Stock Price Index (TOPIX) 25.28% 10.07% 7.79% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 918,203,846	$ 918,203,846	$ 918,203,846	$ 918,203,846	$ 918,203,846	$ 918,203,846	$ 918,203,846
Holdings Count | shares	96	96	96	96	96	96	96
Advisory Fees Paid, Amount	$ 4,822,918
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$918,203,846
Number of Holdings	96
Total Advisory Fee	$4,822,918
Portfolio Turnover	39%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 26.2 Information Technology 19.3 Financials 13.6 Consumer Discretionary 12.3 Materials 7.3 Communication Services 6.4 Health Care 6.3 Consumer Staples 4.9 Real Estate 1.4 Energy 0.6 Common Stocks 98.3 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.3 Short-Term Investments and Net Other Assets (Liabilities) - 1.7 Japan 97.9 United States 2.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 97.9 United States - 2.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Hitachi Ltd 5.0 Sumitomo Mitsui Financial Group Inc 4.9 Sony Group Corp 3.6 Hoya Corp 3.0 ORIX Corp 2.8 Fujitsu Ltd 2.6 FUJIFILM Holdings Corp 2.6 Mitsubishi Heavy Industries Ltd 2.6 Kioxia Holdings Corp 2.5 SoftBank Group Corp 2.3 31.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Japan Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Japan Fund
Class Name	Fidelity Advisor® Japan Fund Class Z
Trading Symbol	FIQLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Japan Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 74	0.64%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, stock picking in Japan meaningfully contributed to the fund's performance versus the TOPIX Total Return Index for the fiscal year.
•By sector, security selection was the primary contributor, especially within industrials. Stock picks and an overweight in information technology also boosted relative performance. Also bolstering our relative result was stock picking in communication services.
•The top individual relative contributor was an overweight in Kioxia Holdings (+286%). This was an investment we established this period. The stock was among the fund's biggest holdings at period end. The second-largest relative contributor was an overweight in Ibiden (+188%). We modestly trimmed our stake this period. An overweight in IHI (+176%) also contributed. This period we decreased our investment in IHI.
•In contrast, the fund's biggest detractor from a sector perspective was security selection in financials, primarily within the banks industry. Picks and an overweight in materials also hampered the fund's result. Also detracting from our result were stock picks in real estate, primarily within the real estate management & development industry.
•The biggest individual relative detractor was an overweight in Shin-Etsu Chemical (-19%). The company was among our biggest holdings this period. The second-largest relative detractor was an overweight in Renesas Electronics (-10%). The stock was among the fund's 15-biggest holdings this period. An overweight in NIDEC (-41%) also hurt.
•By sector, meaningful changes in positioning include increased exposure to consumer staples and communication services.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through October 31, 2025. Initial investment of $10,000. Class Z $10,000 $8,998 $10,091 $11,338 $13,825 $9,806 $10,815 $13,396 Tokyo Stock Price Index (TOPIX) $10,000 $9,088 $9,856 $9,892 $11,734 $8,912 $10,479 $12,755 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 31.38% 9.19% 8.31% Tokyo Stock Price Index (TOPIX) 25.28% 10.07% 6.84% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 918,203,846	$ 918,203,846	$ 918,203,846	$ 918,203,846	$ 918,203,846	$ 918,203,846	$ 918,203,846
Holdings Count | shares	96	96	96	96	96	96	96
Advisory Fees Paid, Amount	$ 4,822,918
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$918,203,846
Number of Holdings	96
Total Advisory Fee	$4,822,918
Portfolio Turnover	39%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 26.2 Information Technology 19.3 Financials 13.6 Consumer Discretionary 12.3 Materials 7.3 Communication Services 6.4 Health Care 6.3 Consumer Staples 4.9 Real Estate 1.4 Energy 0.6 Common Stocks 98.3 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.3 Short-Term Investments and Net Other Assets (Liabilities) - 1.7 Japan 97.9 United States 2.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 97.9 United States - 2.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Hitachi Ltd 5.0 Sumitomo Mitsui Financial Group Inc 4.9 Sony Group Corp 3.6 Hoya Corp 3.0 ORIX Corp 2.8 Fujitsu Ltd 2.6 FUJIFILM Holdings Corp 2.6 Mitsubishi Heavy Industries Ltd 2.6 Kioxia Holdings Corp 2.5 SoftBank Group Corp 2.3 31.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Japan Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Japan Fund
Class Name	Fidelity Advisor® Japan Fund Class M
Trading Symbol	FJPTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Japan Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 148	1.28%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, stock picking in Japan meaningfully contributed to the fund's performance versus the TOPIX Total Return Index for the fiscal year.
•By sector, security selection was the primary contributor, especially within industrials. Stock picks and an overweight in information technology also boosted relative performance. Also bolstering our relative result was stock picking in communication services.
•The top individual relative contributor was an overweight in Kioxia Holdings (+286%). This was an investment we established this period. The stock was among the fund's biggest holdings at period end. The second-largest relative contributor was an overweight in Ibiden (+188%). We modestly trimmed our stake this period. An overweight in IHI (+176%) also contributed. This period we decreased our investment in IHI.
•In contrast, the fund's biggest detractor from a sector perspective was security selection in financials, primarily within the banks industry. Picks and an overweight in materials also hampered the fund's result. Also detracting from our result were stock picks in real estate, primarily within the real estate management & development industry.
•The biggest individual relative detractor was an overweight in Shin-Etsu Chemical (-19%). The company was among our biggest holdings this period. The second-largest relative detractor was an overweight in Renesas Electronics (-10%). The stock was among the fund's 15-biggest holdings this period. An overweight in NIDEC (-41%) also hurt.
•By sector, meaningful changes in positioning include increased exposure to consumer staples and communication services.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $10,243 $12,316 $11,601 $12,917 $14,408 $17,434 $12,282 $13,446 $16,552 $21,595 Tokyo Stock Price Index (TOPIX) $10,000 $10,497 $12,566 $12,047 $13,065 $13,112 $15,554 $11,813 $13,890 $16,907 $21,181 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 25.90% 7.66% 8.00% Class M (without 3.50% sales charge) 30.47% 8.43% 8.39% Tokyo Stock Price Index (TOPIX) 25.28% 10.07% 7.79% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 918,203,846	$ 918,203,846	$ 918,203,846	$ 918,203,846	$ 918,203,846	$ 918,203,846	$ 918,203,846
Holdings Count | shares	96	96	96	96	96	96	96
Advisory Fees Paid, Amount	$ 4,822,918
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$918,203,846
Number of Holdings	96
Total Advisory Fee	$4,822,918
Portfolio Turnover	39%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 26.2 Information Technology 19.3 Financials 13.6 Consumer Discretionary 12.3 Materials 7.3 Communication Services 6.4 Health Care 6.3 Consumer Staples 4.9 Real Estate 1.4 Energy 0.6 Common Stocks 98.3 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.3 Short-Term Investments and Net Other Assets (Liabilities) - 1.7 Japan 97.9 United States 2.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 97.9 United States - 2.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Hitachi Ltd 5.0 Sumitomo Mitsui Financial Group Inc 4.9 Sony Group Corp 3.6 Hoya Corp 3.0 ORIX Corp 2.8 Fujitsu Ltd 2.6 FUJIFILM Holdings Corp 2.6 Mitsubishi Heavy Industries Ltd 2.6 Kioxia Holdings Corp 2.5 SoftBank Group Corp 2.3 31.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Japan Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Japan Fund
Class Name	Fidelity Advisor® Japan Fund Class I
Trading Symbol	FJPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Japan Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 91	0.78%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, stock picking in Japan meaningfully contributed to the fund's performance versus the TOPIX Total Return Index for the fiscal year.
•By sector, security selection was the primary contributor, especially within industrials. Stock picks and an overweight in information technology also boosted relative performance. Also bolstering our relative result was stock picking in communication services.
•The top individual relative contributor was an overweight in Kioxia Holdings (+286%). This was an investment we established this period. The stock was among the fund's biggest holdings at period end. The second-largest relative contributor was an overweight in Ibiden (+188%). We modestly trimmed our stake this period. An overweight in IHI (+176%) also contributed. This period we decreased our investment in IHI.
•In contrast, the fund's biggest detractor from a sector perspective was security selection in financials, primarily within the banks industry. Picks and an overweight in materials also hampered the fund's result. Also detracting from our result were stock picks in real estate, primarily within the real estate management & development industry.
•The biggest individual relative detractor was an overweight in Shin-Etsu Chemical (-19%). The company was among our biggest holdings this period. The second-largest relative detractor was an overweight in Renesas Electronics (-10%). The stock was among the fund's 15-biggest holdings this period. An overweight in NIDEC (-41%) also hurt.
•By sector, meaningful changes in positioning include increased exposure to consumer staples and communication services.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Class I $10,000 $10,677 $12,943 $12,273 $13,761 $15,439 $18,806 $13,323 $14,670 $18,152 $23,815 Tokyo Stock Price Index (TOPIX) $10,000 $10,497 $12,566 $12,047 $13,065 $13,112 $15,554 $11,813 $13,890 $16,907 $21,181 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 31.20% 9.05% 9.06% Tokyo Stock Price Index (TOPIX) 25.28% 10.07% 7.79% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 918,203,846	$ 918,203,846	$ 918,203,846	$ 918,203,846	$ 918,203,846	$ 918,203,846	$ 918,203,846
Holdings Count | shares	96	96	96	96	96	96	96
Advisory Fees Paid, Amount	$ 4,822,918
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$918,203,846
Number of Holdings	96
Total Advisory Fee	$4,822,918
Portfolio Turnover	39%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 26.2 Information Technology 19.3 Financials 13.6 Consumer Discretionary 12.3 Materials 7.3 Communication Services 6.4 Health Care 6.3 Consumer Staples 4.9 Real Estate 1.4 Energy 0.6 Common Stocks 98.3 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.3 Short-Term Investments and Net Other Assets (Liabilities) - 1.7 Japan 97.9 United States 2.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 97.9 United States - 2.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Hitachi Ltd 5.0 Sumitomo Mitsui Financial Group Inc 4.9 Sony Group Corp 3.6 Hoya Corp 3.0 ORIX Corp 2.8 Fujitsu Ltd 2.6 FUJIFILM Holdings Corp 2.6 Mitsubishi Heavy Industries Ltd 2.6 Kioxia Holdings Corp 2.5 SoftBank Group Corp 2.3 31.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Japan Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Japan Fund
Class Name	Fidelity Advisor® Japan Fund Class C
Trading Symbol	FJPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Japan Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 205	1.78%

Expenses Paid, Amount	$ 205
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, stock picking in Japan meaningfully contributed to the fund's performance versus the TOPIX Total Return Index for the fiscal year.
•By sector, security selection was the primary contributor, especially within industrials. Stock picks and an overweight in information technology also boosted relative performance. Also bolstering our relative result was stock picking in communication services.
•The top individual relative contributor was an overweight in Kioxia Holdings (+286%). This was an investment we established this period. The stock was among the fund's biggest holdings at period end. The second-largest relative contributor was an overweight in Ibiden (+188%). We modestly trimmed our stake this period. An overweight in IHI (+176%) also contributed. This period we decreased our investment in IHI.
•In contrast, the fund's biggest detractor from a sector perspective was security selection in financials, primarily within the banks industry. Picks and an overweight in materials also hampered the fund's result. Also detracting from our result were stock picks in real estate, primarily within the real estate management & development industry.
•The biggest individual relative detractor was an overweight in Shin-Etsu Chemical (-19%). The company was among our biggest holdings this period. The second-largest relative detractor was an overweight in Renesas Electronics (-10%). The stock was among the fund's 15-biggest holdings this period. An overweight in NIDEC (-41%) also hurt.
•By sector, meaningful changes in positioning include increased exposure to consumer staples and communication services.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Class C $10,000 $10,569 $12,676 $11,899 $13,193 $14,656 $17,667 $12,394 $13,509 $16,676 $21,810 Tokyo Stock Price Index (TOPIX) $10,000 $10,497 $12,566 $12,047 $13,065 $13,112 $15,554 $11,813 $13,890 $16,907 $21,181 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 28.84% 7.96% 8.11% Class C 29.84% 7.96% 8.11% Tokyo Stock Price Index (TOPIX) 25.28% 10.07% 7.79% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 918,203,846	$ 918,203,846	$ 918,203,846	$ 918,203,846	$ 918,203,846	$ 918,203,846	$ 918,203,846
Holdings Count | shares	96	96	96	96	96	96	96
Advisory Fees Paid, Amount	$ 4,822,918
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$918,203,846
Number of Holdings	96
Total Advisory Fee	$4,822,918
Portfolio Turnover	39%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 26.2 Information Technology 19.3 Financials 13.6 Consumer Discretionary 12.3 Materials 7.3 Communication Services 6.4 Health Care 6.3 Consumer Staples 4.9 Real Estate 1.4 Energy 0.6 Common Stocks 98.3 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.3 Short-Term Investments and Net Other Assets (Liabilities) - 1.7 Japan 97.9 United States 2.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 97.9 United States - 2.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Hitachi Ltd 5.0 Sumitomo Mitsui Financial Group Inc 4.9 Sony Group Corp 3.6 Hoya Corp 3.0 ORIX Corp 2.8 Fujitsu Ltd 2.6 FUJIFILM Holdings Corp 2.6 Mitsubishi Heavy Industries Ltd 2.6 Kioxia Holdings Corp 2.5 SoftBank Group Corp 2.3 31.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Japan Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Japan Fund
Class Name	Fidelity Advisor® Japan Fund Class A
Trading Symbol	FPJAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Japan Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 119	1.03%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, stock picking in Japan meaningfully contributed to the fund's performance versus the TOPIX Total Return Index for the fiscal year.
•By sector, security selection was the primary contributor, especially within industrials. Stock picks and an overweight in information technology also boosted relative performance. Also bolstering our relative result was stock picking in communication services.
•The top individual relative contributor was an overweight in Kioxia Holdings (+286%). This was an investment we established this period. The stock was among the fund's biggest holdings at period end. The second-largest relative contributor was an overweight in Ibiden (+188%). We modestly trimmed our stake this period. An overweight in IHI (+176%) also contributed. This period we decreased our investment in IHI.
•In contrast, the fund's biggest detractor from a sector perspective was security selection in financials, primarily within the banks industry. Picks and an overweight in materials also hampered the fund's result. Also detracting from our result were stock picks in real estate, primarily within the real estate management & development industry.
•The biggest individual relative detractor was an overweight in Shin-Etsu Chemical (-19%). The company was among our biggest holdings this period. The second-largest relative detractor was an overweight in Renesas Electronics (-10%). The stock was among the fund's 15-biggest holdings this period. An overweight in NIDEC (-41%) also hurt.
•By sector, meaningful changes in positioning include increased exposure to consumer staples and communication services.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $10,043 $12,121 $11,458 $12,794 $14,310 $17,376 $12,271 $13,474 $16,633 $21,753 Tokyo Stock Price Index (TOPIX) $10,000 $10,497 $12,566 $12,047 $13,065 $13,112 $15,554 $11,813 $13,890 $16,907 $21,181 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 23.26% 7.46% 8.08% Class A (without 5.75% sales charge) 30.78% 8.74% 8.72% Tokyo Stock Price Index (TOPIX) 25.28% 10.07% 7.79% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 918,203,846	$ 918,203,846	$ 918,203,846	$ 918,203,846	$ 918,203,846	$ 918,203,846	$ 918,203,846
Holdings Count | shares	96	96	96	96	96	96	96
Advisory Fees Paid, Amount	$ 4,822,918
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$918,203,846
Number of Holdings	96
Total Advisory Fee	$4,822,918
Portfolio Turnover	39%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 26.2 Information Technology 19.3 Financials 13.6 Consumer Discretionary 12.3 Materials 7.3 Communication Services 6.4 Health Care 6.3 Consumer Staples 4.9 Real Estate 1.4 Energy 0.6 Common Stocks 98.3 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.3 Short-Term Investments and Net Other Assets (Liabilities) - 1.7 Japan 97.9 United States 2.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 97.9 United States - 2.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Hitachi Ltd 5.0 Sumitomo Mitsui Financial Group Inc 4.9 Sony Group Corp 3.6 Hoya Corp 3.0 ORIX Corp 2.8 Fujitsu Ltd 2.6 FUJIFILM Holdings Corp 2.6 Mitsubishi Heavy Industries Ltd 2.6 Kioxia Holdings Corp 2.5 SoftBank Group Corp 2.3 31.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity International Value Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® International Value Fund
Class Name	Fidelity® International Value Fund
Trading Symbol	FIVLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Value Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Value Fund	$ 93	0.80%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, stock picking and an underweight in Europe ex U.K., especially Germany, along with an overweight in the U.K., contributed to the fund's performance versus the MSCI EAFE Value Index (Net MA) for the fiscal year.
•By sector, the biggest contributor to performance versus the benchmark was stock picking in industrials, primarily within the capital goods industry. An overweight in financials also boosted the fund's relative performance. Investment choices and an underweight in consumer staples, among food, beverage & tobacco stocks in particular, helped as well.
•The fund's non-benchmark stake in Rheinmetall gained roughly 282% and was the top individual relative contributor. The company was among our largest holdings. Outsized exposure to Banco Santander (+113%), one of our biggest holdings, helped as well. An overweight in Mitsubishi Heavy Industries (+110%) also contributed.
•In contrast, from a regional standpoint, stock picks in the U.K. and Asia Pacific ex Japan detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection in financials. Stock picks in consumer discretionary also hampered the fund's result, as did investment choices and an overweight in materials.
•The fund's non-benchmark stake in Shin-Etsu Chemical returned -19% and was the biggest individual relative detractor. An overweight in Barratt Redrow (-11%) also hurt. Not owning Banco Bilbao Vizcaya Argentaria, a benchmark component that gained about 110%, was another relative detractor.
•Notable changes in geographic positioning included increased exposure to Switzerland and a lower allocation to Australia. By sector, meaningful shifts included increased exposure to health care and a lower allocation to information technology stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Fidelity® International Value Fund $10,000 $9,531 $11,420 $10,399 $10,882 $9,392 $13,438 $11,126 $13,124 $16,219 $21,266 MSCI EAFE Value Index $10,000 $9,690 $11,967 $11,074 $11,716 $9,580 $13,285 $11,143 $13,198 $16,252 $21,136 MSCI EAFE Index $10,000 $9,697 $11,994 $11,197 $12,462 $11,629 $15,635 $12,063 $13,831 $17,046 $21,031 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® International Value Fund 31.12% 17.76% 7.84% MSCI EAFE Value Index 30.05% 17.15% 7.77% MSCI EAFE Index 23.38% 12.58% 7.72% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 3,060,981,587	$ 3,060,981,587	$ 3,060,981,587	$ 3,060,981,587	$ 3,060,981,587	$ 3,060,981,587	$ 3,060,981,587
Holdings Count | shares	107	107	107	107	107	107	107
Advisory Fees Paid, Amount	$ 16,692,682
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$3,060,981,587
Number of Holdings	107
Total Advisory Fee	$16,692,682
Portfolio Turnover	31%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 39.6 Industrials 16.7 Materials 11.6 Energy 6.6 Health Care 6.0 Consumer Discretionary 5.1 Consumer Staples 4.2 Communication Services 3.5 Information Technology 3.1 Utilities 1.1 Real Estate 0.5 Common Stocks 97.8 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.8 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 Japan 21.5 United Kingdom 14.1 Germany 14.0 United States 13.1 France 9.1 Italy 4.2 Australia 4.0 Spain 3.8 Switzerland 3.6 Others 12.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 21.5 United Kingdom - 14.1 Germany - 14.0 United States - 13.1 France - 9.1 Italy - 4.2 Australia - 4.0 Spain - 3.8 Switzerland - 3.6 Others - 12.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Shell PLC ADR 3.0 Banco Santander SA 3.0 Mitsubishi UFJ Financial Group Inc 2.5 Hitachi Ltd 2.3 Sumitomo Mitsui Financial Group Inc 2.2 Lloyds Banking Group PLC 2.2 AXA SA 2.2 Rheinmetall AG 2.0 CRH PLC 2.0 Zurich Insurance Group AG 1.9 23.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor International Value Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® International Value Fund
Class Name	Fidelity Advisor® International Value Fund Class Z
Trading Symbol	FIQKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Value Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 84	0.73%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, stock picking and an underweight in Europe ex U.K., especially Germany, along with an overweight in the U.K., contributed to the fund's performance versus the MSCI EAFE Value Index (Net MA) for the fiscal year.
•By sector, the biggest contributor to performance versus the benchmark was stock picking in industrials, primarily within the capital goods industry. An overweight in financials also boosted the fund's relative performance. Investment choices and an underweight in consumer staples, among food, beverage & tobacco stocks in particular, helped as well.
•The fund's non-benchmark stake in Rheinmetall gained roughly 282% and was the top individual relative contributor. The company was among our largest holdings. Outsized exposure to Banco Santander (+113%), one of our biggest holdings, helped as well. An overweight in Mitsubishi Heavy Industries (+110%) also contributed.
•In contrast, from a regional standpoint, stock picks in the U.K. and Asia Pacific ex Japan detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection in financials. Stock picks in consumer discretionary also hampered the fund's result, as did investment choices and an overweight in materials.
•The fund's non-benchmark stake in Shin-Etsu Chemical returned -19% and was the biggest individual relative detractor. An overweight in Barratt Redrow (-11%) also hurt. Not owning Banco Bilbao Vizcaya Argentaria, a benchmark component that gained about 110%, was another relative detractor.
•Notable changes in geographic positioning included increased exposure to Switzerland and a lower allocation to Australia. By sector, meaningful shifts included increased exposure to health care and a lower allocation to information technology stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through October 31, 2025. Initial investment of $10,000. Class Z $10,000 $9,240 $9,687 $8,372 $12,001 $9,945 $11,755 $14,543 MSCI EAFE Value Index $10,000 $9,397 $9,942 $8,130 $11,273 $9,455 $11,200 $13,791 MSCI EAFE Index $10,000 $9,263 $10,310 $9,621 $12,935 $9,980 $11,442 $14,102 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 31.21% 17.91% 9.55% MSCI EAFE Value Index 30.05% 17.15% 8.59% MSCI EAFE Index 23.38% 12.58% 8.13% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 3,060,981,587	$ 3,060,981,587	$ 3,060,981,587	$ 3,060,981,587	$ 3,060,981,587	$ 3,060,981,587	$ 3,060,981,587
Holdings Count | shares	107	107	107	107	107	107	107
Advisory Fees Paid, Amount	$ 16,692,682
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$3,060,981,587
Number of Holdings	107
Total Advisory Fee	$16,692,682
Portfolio Turnover	31%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 39.6 Industrials 16.7 Materials 11.6 Energy 6.6 Health Care 6.0 Consumer Discretionary 5.1 Consumer Staples 4.2 Communication Services 3.5 Information Technology 3.1 Utilities 1.1 Real Estate 0.5 Common Stocks 97.8 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.8 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 Japan 21.5 United Kingdom 14.1 Germany 14.0 United States 13.1 France 9.1 Italy 4.2 Australia 4.0 Spain 3.8 Switzerland 3.6 Others 12.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 21.5 United Kingdom - 14.1 Germany - 14.0 United States - 13.1 France - 9.1 Italy - 4.2 Australia - 4.0 Spain - 3.8 Switzerland - 3.6 Others - 12.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Shell PLC ADR 3.0 Banco Santander SA 3.0 Mitsubishi UFJ Financial Group Inc 2.5 Hitachi Ltd 2.3 Sumitomo Mitsui Financial Group Inc 2.2 Lloyds Banking Group PLC 2.2 AXA SA 2.2 Rheinmetall AG 2.0 CRH PLC 2.0 Zurich Insurance Group AG 1.9 23.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor International Value Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® International Value Fund
Class Name	Fidelity Advisor® International Value Fund Class M
Trading Symbol	FIVPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Value Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 154	1.34%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, stock picking and an underweight in Europe ex U.K., especially Germany, along with an overweight in the U.K., contributed to the fund's performance versus the MSCI EAFE Value Index (Net MA) for the fiscal year.
•By sector, the biggest contributor to performance versus the benchmark was stock picking in industrials, primarily within the capital goods industry. An overweight in financials also boosted the fund's relative performance. Investment choices and an underweight in consumer staples, among food, beverage & tobacco stocks in particular, helped as well.
•The fund's non-benchmark stake in Rheinmetall gained roughly 282% and was the top individual relative contributor. The company was among our largest holdings. Outsized exposure to Banco Santander (+113%), one of our biggest holdings, helped as well. An overweight in Mitsubishi Heavy Industries (+110%) also contributed.
•In contrast, from a regional standpoint, stock picks in the U.K. and Asia Pacific ex Japan detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection in financials. Stock picks in consumer discretionary also hampered the fund's result, as did investment choices and an overweight in materials.
•The fund's non-benchmark stake in Shin-Etsu Chemical returned -19% and was the biggest individual relative detractor. An overweight in Barratt Redrow (-11%) also hurt. Not owning Banco Bilbao Vizcaya Argentaria, a benchmark component that gained about 110%, was another relative detractor.
•Notable changes in geographic positioning included increased exposure to Switzerland and a lower allocation to Australia. By sector, meaningful shifts included increased exposure to health care and a lower allocation to information technology stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,145 $10,886 $9,842 $10,246 $8,782 $12,488 $10,284 $12,079 $14,841 $19,349 MSCI EAFE Value Index $10,000 $9,690 $11,967 $11,074 $11,716 $9,580 $13,285 $11,143 $13,198 $16,252 $21,136 MSCI EAFE Index $10,000 $9,697 $11,994 $11,197 $12,462 $11,629 $15,635 $12,063 $13,831 $17,046 $21,031 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 25.81% 16.28% 6.82% Class M (without 3.50% sales charge) 30.38% 17.11% 7.20% MSCI EAFE Value Index 30.05% 17.15% 7.77% MSCI EAFE Index 23.38% 12.58% 7.72% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 3,060,981,587	$ 3,060,981,587	$ 3,060,981,587	$ 3,060,981,587	$ 3,060,981,587	$ 3,060,981,587	$ 3,060,981,587
Holdings Count | shares	107	107	107	107	107	107	107
Advisory Fees Paid, Amount	$ 16,692,682
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$3,060,981,587
Number of Holdings	107
Total Advisory Fee	$16,692,682
Portfolio Turnover	31%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 39.6 Industrials 16.7 Materials 11.6 Energy 6.6 Health Care 6.0 Consumer Discretionary 5.1 Consumer Staples 4.2 Communication Services 3.5 Information Technology 3.1 Utilities 1.1 Real Estate 0.5 Common Stocks 97.8 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.8 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 Japan 21.5 United Kingdom 14.1 Germany 14.0 United States 13.1 France 9.1 Italy 4.2 Australia 4.0 Spain 3.8 Switzerland 3.6 Others 12.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 21.5 United Kingdom - 14.1 Germany - 14.0 United States - 13.1 France - 9.1 Italy - 4.2 Australia - 4.0 Spain - 3.8 Switzerland - 3.6 Others - 12.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Shell PLC ADR 3.0 Banco Santander SA 3.0 Mitsubishi UFJ Financial Group Inc 2.5 Hitachi Ltd 2.3 Sumitomo Mitsui Financial Group Inc 2.2 Lloyds Banking Group PLC 2.2 AXA SA 2.2 Rheinmetall AG 2.0 CRH PLC 2.0 Zurich Insurance Group AG 1.9 23.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor International Value Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® International Value Fund
Class Name	Fidelity Advisor® International Value Fund Class I
Trading Symbol	FIVQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Value Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 97	0.84%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, stock picking and an underweight in Europe ex U.K., especially Germany, along with an overweight in the U.K., contributed to the fund's performance versus the MSCI EAFE Value Index (Net MA) for the fiscal year.
•By sector, the biggest contributor to performance versus the benchmark was stock picking in industrials, primarily within the capital goods industry. An overweight in financials also boosted the fund's relative performance. Investment choices and an underweight in consumer staples, among food, beverage & tobacco stocks in particular, helped as well.
•The fund's non-benchmark stake in Rheinmetall gained roughly 282% and was the top individual relative contributor. The company was among our largest holdings. Outsized exposure to Banco Santander (+113%), one of our biggest holdings, helped as well. An overweight in Mitsubishi Heavy Industries (+110%) also contributed.
•In contrast, from a regional standpoint, stock picks in the U.K. and Asia Pacific ex Japan detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection in financials. Stock picks in consumer discretionary also hampered the fund's result, as did investment choices and an overweight in materials.
•The fund's non-benchmark stake in Shin-Etsu Chemical returned -19% and was the biggest individual relative detractor. An overweight in Barratt Redrow (-11%) also hurt. Not owning Banco Bilbao Vizcaya Argentaria, a benchmark component that gained about 110%, was another relative detractor.
•Notable changes in geographic positioning included increased exposure to Switzerland and a lower allocation to Australia. By sector, meaningful shifts included increased exposure to health care and a lower allocation to information technology stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Class I $10,000 $9,519 $11,393 $10,363 $10,837 $9,348 $13,372 $11,067 $13,055 $16,130 $21,139 MSCI EAFE Value Index $10,000 $9,690 $11,967 $11,074 $11,716 $9,580 $13,285 $11,143 $13,198 $16,252 $21,136 MSCI EAFE Index $10,000 $9,697 $11,994 $11,197 $12,462 $11,629 $15,635 $12,063 $13,831 $17,046 $21,031 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 31.05% 17.73% 7.77% MSCI EAFE Value Index 30.05% 17.15% 7.77% MSCI EAFE Index 23.38% 12.58% 7.72% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 3,060,981,587	$ 3,060,981,587	$ 3,060,981,587	$ 3,060,981,587	$ 3,060,981,587	$ 3,060,981,587	$ 3,060,981,587
Holdings Count | shares	107	107	107	107	107	107	107
Advisory Fees Paid, Amount	$ 16,692,682
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$3,060,981,587
Number of Holdings	107
Total Advisory Fee	$16,692,682
Portfolio Turnover	31%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 39.6 Industrials 16.7 Materials 11.6 Energy 6.6 Health Care 6.0 Consumer Discretionary 5.1 Consumer Staples 4.2 Communication Services 3.5 Information Technology 3.1 Utilities 1.1 Real Estate 0.5 Common Stocks 97.8 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.8 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 Japan 21.5 United Kingdom 14.1 Germany 14.0 United States 13.1 France 9.1 Italy 4.2 Australia 4.0 Spain 3.8 Switzerland 3.6 Others 12.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 21.5 United Kingdom - 14.1 Germany - 14.0 United States - 13.1 France - 9.1 Italy - 4.2 Australia - 4.0 Spain - 3.8 Switzerland - 3.6 Others - 12.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Shell PLC ADR 3.0 Banco Santander SA 3.0 Mitsubishi UFJ Financial Group Inc 2.5 Hitachi Ltd 2.3 Sumitomo Mitsui Financial Group Inc 2.2 Lloyds Banking Group PLC 2.2 AXA SA 2.2 Rheinmetall AG 2.0 CRH PLC 2.0 Zurich Insurance Group AG 1.9 23.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor International Value Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® International Value Fund
Class Name	Fidelity Advisor® International Value Fund Class C
Trading Symbol	FIVOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Value Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 210	1.83%

Expenses Paid, Amount	$ 210
Expense Ratio, Percent	1.83%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, stock picking and an underweight in Europe ex U.K., especially Germany, along with an overweight in the U.K., contributed to the fund's performance versus the MSCI EAFE Value Index (Net MA) for the fiscal year.
•By sector, the biggest contributor to performance versus the benchmark was stock picking in industrials, primarily within the capital goods industry. An overweight in financials also boosted the fund's relative performance. Investment choices and an underweight in consumer staples, among food, beverage & tobacco stocks in particular, helped as well.
•The fund's non-benchmark stake in Rheinmetall gained roughly 282% and was the top individual relative contributor. The company was among our largest holdings. Outsized exposure to Banco Santander (+113%), one of our biggest holdings, helped as well. An overweight in Mitsubishi Heavy Industries (+110%) also contributed.
•In contrast, from a regional standpoint, stock picks in the U.K. and Asia Pacific ex Japan detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection in financials. Stock picks in consumer discretionary also hampered the fund's result, as did investment choices and an overweight in materials.
•The fund's non-benchmark stake in Shin-Etsu Chemical returned -19% and was the biggest individual relative detractor. An overweight in Barratt Redrow (-11%) also hurt. Not owning Banco Bilbao Vizcaya Argentaria, a benchmark component that gained about 110%, was another relative detractor.
•Notable changes in geographic positioning included increased exposure to Switzerland and a lower allocation to Australia. By sector, meaningful shifts included increased exposure to health care and a lower allocation to information technology stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Class C $10,000 $9,439 $11,176 $10,052 $10,406 $8,880 $12,560 $10,298 $12,022 $14,808 $19,362 MSCI EAFE Value Index $10,000 $9,690 $11,967 $11,074 $11,716 $9,580 $13,285 $11,143 $13,198 $16,252 $21,136 MSCI EAFE Index $10,000 $9,697 $11,994 $11,197 $12,462 $11,629 $15,635 $12,063 $13,831 $17,046 $21,031 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 28.70% 16.54% 6.83% Class C 29.70% 16.54% 6.83% MSCI EAFE Value Index 30.05% 17.15% 7.77% MSCI EAFE Index 23.38% 12.58% 7.72% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 3,060,981,587	$ 3,060,981,587	$ 3,060,981,587	$ 3,060,981,587	$ 3,060,981,587	$ 3,060,981,587	$ 3,060,981,587
Holdings Count | shares	107	107	107	107	107	107	107
Advisory Fees Paid, Amount	$ 16,692,682
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$3,060,981,587
Number of Holdings	107
Total Advisory Fee	$16,692,682
Portfolio Turnover	31%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 39.6 Industrials 16.7 Materials 11.6 Energy 6.6 Health Care 6.0 Consumer Discretionary 5.1 Consumer Staples 4.2 Communication Services 3.5 Information Technology 3.1 Utilities 1.1 Real Estate 0.5 Common Stocks 97.8 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.8 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 Japan 21.5 United Kingdom 14.1 Germany 14.0 United States 13.1 France 9.1 Italy 4.2 Australia 4.0 Spain 3.8 Switzerland 3.6 Others 12.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 21.5 United Kingdom - 14.1 Germany - 14.0 United States - 13.1 France - 9.1 Italy - 4.2 Australia - 4.0 Spain - 3.8 Switzerland - 3.6 Others - 12.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Shell PLC ADR 3.0 Banco Santander SA 3.0 Mitsubishi UFJ Financial Group Inc 2.5 Hitachi Ltd 2.3 Sumitomo Mitsui Financial Group Inc 2.2 Lloyds Banking Group PLC 2.2 AXA SA 2.2 Rheinmetall AG 2.0 CRH PLC 2.0 Zurich Insurance Group AG 1.9 23.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor International Value Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® International Value Fund
Class Name	Fidelity Advisor® International Value Fund Class A
Trading Symbol	FIVMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Value Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 126	1.09%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, stock picking and an underweight in Europe ex U.K., especially Germany, along with an overweight in the U.K., contributed to the fund's performance versus the MSCI EAFE Value Index (Net MA) for the fiscal year.
•By sector, the biggest contributor to performance versus the benchmark was stock picking in industrials, primarily within the capital goods industry. An overweight in financials also boosted the fund's relative performance. Investment choices and an underweight in consumer staples, among food, beverage & tobacco stocks in particular, helped as well.
•The fund's non-benchmark stake in Rheinmetall gained roughly 282% and was the top individual relative contributor. The company was among our largest holdings. Outsized exposure to Banco Santander (+113%), one of our biggest holdings, helped as well. An overweight in Mitsubishi Heavy Industries (+110%) also contributed.
•In contrast, from a regional standpoint, stock picks in the U.K. and Asia Pacific ex Japan detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection in financials. Stock picks in consumer discretionary also hampered the fund's result, as did investment choices and an overweight in materials.
•The fund's non-benchmark stake in Shin-Etsu Chemical returned -19% and was the biggest individual relative detractor. An overweight in Barratt Redrow (-11%) also hurt. Not owning Banco Bilbao Vizcaya Argentaria, a benchmark component that gained about 110%, was another relative detractor.
•Notable changes in geographic positioning included increased exposure to Switzerland and a lower allocation to Australia. By sector, meaningful shifts included increased exposure to health care and a lower allocation to information technology stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $8,962 $10,697 $9,702 $10,127 $8,709 $12,415 $10,251 $12,067 $14,864 $19,435 MSCI EAFE Value Index $10,000 $9,690 $11,967 $11,074 $11,716 $9,580 $13,285 $11,143 $13,198 $16,252 $21,136 MSCI EAFE Index $10,000 $9,697 $11,994 $11,197 $12,462 $11,629 $15,635 $12,063 $13,831 $17,046 $21,031 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 23.23% 16.03% 6.87% Class A (without 5.75% sales charge) 30.75% 17.42% 7.51% MSCI EAFE Value Index 30.05% 17.15% 7.77% MSCI EAFE Index 23.38% 12.58% 7.72% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 3,060,981,587	$ 3,060,981,587	$ 3,060,981,587	$ 3,060,981,587	$ 3,060,981,587	$ 3,060,981,587	$ 3,060,981,587
Holdings Count | shares	107	107	107	107	107	107	107
Advisory Fees Paid, Amount	$ 16,692,682
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$3,060,981,587
Number of Holdings	107
Total Advisory Fee	$16,692,682
Portfolio Turnover	31%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 39.6 Industrials 16.7 Materials 11.6 Energy 6.6 Health Care 6.0 Consumer Discretionary 5.1 Consumer Staples 4.2 Communication Services 3.5 Information Technology 3.1 Utilities 1.1 Real Estate 0.5 Common Stocks 97.8 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.8 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 Japan 21.5 United Kingdom 14.1 Germany 14.0 United States 13.1 France 9.1 Italy 4.2 Australia 4.0 Spain 3.8 Switzerland 3.6 Others 12.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 21.5 United Kingdom - 14.1 Germany - 14.0 United States - 13.1 France - 9.1 Italy - 4.2 Australia - 4.0 Spain - 3.8 Switzerland - 3.6 Others - 12.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Shell PLC ADR 3.0 Banco Santander SA 3.0 Mitsubishi UFJ Financial Group Inc 2.5 Hitachi Ltd 2.3 Sumitomo Mitsui Financial Group Inc 2.2 Lloyds Banking Group PLC 2.2 AXA SA 2.2 Rheinmetall AG 2.0 CRH PLC 2.0 Zurich Insurance Group AG 1.9 23.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity International Small Cap Opportunities Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® International Small Cap Opportunities Fund
Class Name	Fidelity® International Small Cap Opportunities Fund
Trading Symbol	FSCOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Small Cap Opportunities Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Small Cap Opportunities Fund	$ 104	0.94%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, stock selection in Japan and an overweight in Europe ex U.K. detracted from the fund's performance versus the MSCI EAFE Small Cap Index (Net MA) for the fiscal year.
•By sector, security selection was the primary detractor, especially within communication services, where our picks among media & entertainment stocks hurt most. Investment choices and an underweight in financials also hampered the fund's result. Security selection in industrials, primarily within the capital goods industry, hurt as well.
•The biggest individual relative detractor was our non-benchmark stake in CTS Eventim (-13%), one the fund's largest holdings. Out-of-benchmark benchmark exposure to Morningstar (-35%) also hurt, though we decreased our position the past 12 months. An overweight in Aalberts (-9%) was another negative. The company was among our largest holdings this period.
•In contrast, from a regional standpoint, picks in Europe ex U.K. and the U.K. contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark was stock picking in information technology, primarily within the technology hardware & equipment industry. Investment choices and an underweight in health care also boosted the fund's relative performance, as did an underweight in real estate, equity real estate investment trusts in particular.
•The top individual relative contributor was our non-benchmark stake in Rheinmetall (+268%), though we decreased our investment in the stock. A stake in Spectris (+71%) also helped. While the stock was no longer held at period end, the firm was among our largest holdings this period. A non-benchmark position in BE Semiconductor Industries gained roughly 63%, adding further value relative to the benchmark. The company was among our biggest holdings at period end.
•Notable changes in geographic positioning included lower allocations to Europe and the United States. By sector, meaningful shifts included decreased exposure to multi-sector holdings and a higher allocation to financials stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Fidelity® International Small Cap Opportunities Fund $10,000 $10,158 $12,838 $12,292 $13,886 $15,399 $20,997 $13,938 $14,511 $18,341 $22,191 MSCI EAFE Small Cap Index $10,000 $10,312 $13,169 $12,158 $13,252 $13,090 $17,798 $12,431 $13,260 $16,336 $20,385 MSCI EAFE Index $10,000 $9,697 $11,994 $11,197 $12,462 $11,629 $15,635 $12,063 $13,831 $17,046 $21,031 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® International Small Cap Opportunities Fund 20.99% 7.58% 8.30% MSCI EAFE Small Cap Index 24.78% 9.26% 7.38% MSCI EAFE Index 23.38% 12.58% 7.72% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 1,550,406,990	$ 1,550,406,990	$ 1,550,406,990	$ 1,550,406,990	$ 1,550,406,990	$ 1,550,406,990	$ 1,550,406,990
Holdings Count | shares	191	191	191	191	191	191	191
Advisory Fees Paid, Amount	$ 12,837,773
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$1,550,406,990
Number of Holdings	191
Total Advisory Fee	$12,837,773
Portfolio Turnover	53%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 31.7 Information Technology 18.2 Consumer Discretionary 13.1 Financials 9.4 Communication Services 6.3 Materials 5.8 Consumer Staples 4.3 Health Care 3.4 Real Estate 3.2 Energy 1.9 Common Stocks 97.3 International Equity Funds 1.0 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.3 International Equity Funds - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.7 Japan 30.3 United Kingdom 17.1 Sweden 10.9 Germany 5.3 Canada 4.5 Netherlands 4.3 United States 3.9 France 3.7 Italy 3.5 Others 16.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 30.3 United Kingdom - 17.1 Sweden - 10.9 Germany - 5.3 Canada - 4.5 Netherlands - 4.3 United States - 3.9 France - 3.7 Italy - 3.5 Others - 16.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Lagercrantz Group AB B Shares 3.4 AddTech AB B Shares 3.3 Azbil Corp 3.2 Interpump Group SpA 2.8 Games Workshop Group PLC 2.6 BE Semiconductor Industries NV 2.4 KBC Ancora 2.3 Howden Joinery Group PLC 2.2 CTS Eventim AG & Co KGaA 1.8 InterContinental Hotels Group PLC ADR 1.8 25.8
Fidelity Advisor International Small Cap Opportunities Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® International Small Cap Opportunities Fund
Class Name	Fidelity Advisor® International Small Cap Opportunities Fund Class Z
Trading Symbol	FIQJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Small Cap Opportunities Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 95	0.86%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, stock selection in Japan and an overweight in Europe ex U.K. detracted from the fund's performance versus the MSCI EAFE Small Cap Index (Net MA) for the fiscal year.
•By sector, security selection was the primary detractor, especially within communication services, where our picks among media & entertainment stocks hurt most. Investment choices and an underweight in financials also hampered the fund's result. Security selection in industrials, primarily within the capital goods industry, hurt as well.
•The biggest individual relative detractor was our non-benchmark stake in CTS Eventim (-13%), one the fund's largest holdings. Out-of-benchmark benchmark exposure to Morningstar (-35%) also hurt, though we decreased our position the past 12 months. An overweight in Aalberts (-9%) was another negative. The company was among our largest holdings this period.
•In contrast, from a regional standpoint, picks in Europe ex U.K. and the U.K. contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark was stock picking in information technology, primarily within the technology hardware & equipment industry. Investment choices and an underweight in health care also boosted the fund's relative performance, as did an underweight in real estate, equity real estate investment trusts in particular.
•The top individual relative contributor was our non-benchmark stake in Rheinmetall (+268%), though we decreased our investment in the stock. A stake in Spectris (+71%) also helped. While the stock was no longer held at period end, the firm was among our largest holdings this period. A non-benchmark position in BE Semiconductor Industries gained roughly 63%, adding further value relative to the benchmark. The company was among our biggest holdings at period end.
•Notable changes in geographic positioning included lower allocations to Europe and the United States. By sector, meaningful shifts included decreased exposure to multi-sector holdings and a higher allocation to financials stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through October 31, 2025. Initial investment of $10,000. Class Z $10,000 $9,163 $10,363 $11,506 $15,704 $10,440 $10,877 $13,763 MSCI EAFE Small Cap Index $10,000 $9,081 $9,899 $9,778 $13,294 $9,285 $9,905 $12,203 MSCI EAFE Index $10,000 $9,263 $10,310 $9,621 $12,935 $9,980 $11,442 $14,102 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 21.08% 7.69% 7.47% MSCI EAFE Small Cap Index 24.78% 9.26% 6.11% MSCI EAFE Index 23.38% 12.58% 8.13% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,550,406,990	$ 1,550,406,990	$ 1,550,406,990	$ 1,550,406,990	$ 1,550,406,990	$ 1,550,406,990	$ 1,550,406,990
Holdings Count | shares	191	191	191	191	191	191	191
Advisory Fees Paid, Amount	$ 12,837,773
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$1,550,406,990
Number of Holdings	191
Total Advisory Fee	$12,837,773
Portfolio Turnover	53%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 31.7 Information Technology 18.2 Consumer Discretionary 13.1 Financials 9.4 Communication Services 6.3 Materials 5.8 Consumer Staples 4.3 Health Care 3.4 Real Estate 3.2 Energy 1.9 Common Stocks 97.3 International Equity Funds 1.0 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.3 International Equity Funds - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.7 Japan 30.3 United Kingdom 17.1 Sweden 10.9 Germany 5.3 Canada 4.5 Netherlands 4.3 United States 3.9 France 3.7 Italy 3.5 Others 16.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 30.3 United Kingdom - 17.1 Sweden - 10.9 Germany - 5.3 Canada - 4.5 Netherlands - 4.3 United States - 3.9 France - 3.7 Italy - 3.5 Others - 16.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Lagercrantz Group AB B Shares 3.4 AddTech AB B Shares 3.3 Azbil Corp 3.2 Interpump Group SpA 2.8 Games Workshop Group PLC 2.6 BE Semiconductor Industries NV 2.4 KBC Ancora 2.3 Howden Joinery Group PLC 2.2 CTS Eventim AG & Co KGaA 1.8 InterContinental Hotels Group PLC ADR 1.8 25.8
Fidelity Advisor International Small Cap Opportunities Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® International Small Cap Opportunities Fund
Class Name	Fidelity Advisor® International Small Cap Opportunities Fund Class M
Trading Symbol	FOPTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Small Cap Opportunities Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 164	1.49%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, stock selection in Japan and an overweight in Europe ex U.K. detracted from the fund's performance versus the MSCI EAFE Small Cap Index (Net MA) for the fiscal year.
•By sector, security selection was the primary detractor, especially within communication services, where our picks among media & entertainment stocks hurt most. Investment choices and an underweight in financials also hampered the fund's result. Security selection in industrials, primarily within the capital goods industry, hurt as well.
•The biggest individual relative detractor was our non-benchmark stake in CTS Eventim (-13%), one the fund's largest holdings. Out-of-benchmark benchmark exposure to Morningstar (-35%) also hurt, though we decreased our position the past 12 months. An overweight in Aalberts (-9%) was another negative. The company was among our largest holdings this period.
•In contrast, from a regional standpoint, picks in Europe ex U.K. and the U.K. contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark was stock picking in information technology, primarily within the technology hardware & equipment industry. Investment choices and an underweight in health care also boosted the fund's relative performance, as did an underweight in real estate, equity real estate investment trusts in particular.
•The top individual relative contributor was our non-benchmark stake in Rheinmetall (+268%), though we decreased our investment in the stock. A stake in Spectris (+71%) also helped. While the stock was no longer held at period end, the firm was among our largest holdings this period. A non-benchmark position in BE Semiconductor Industries gained roughly 63%, adding further value relative to the benchmark. The company was among our biggest holdings at period end.
•Notable changes in geographic positioning included lower allocations to Europe and the United States. By sector, meaningful shifts included decreased exposure to multi-sector holdings and a higher allocation to financials stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,742 $12,239 $11,658 $13,090 $14,438 $19,572 $12,926 $13,370 $16,819 $20,231 MSCI EAFE Small Cap Index $10,000 $10,312 $13,169 $12,158 $13,252 $13,090 $17,798 $12,431 $13,260 $16,336 $20,385 MSCI EAFE Index $10,000 $9,697 $11,994 $11,197 $12,462 $11,629 $15,635 $12,063 $13,831 $17,046 $21,031 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 16.08% 6.22% 7.30% Class M (without 3.50% sales charge) 20.29% 6.98% 7.68% MSCI EAFE Small Cap Index 24.78% 9.26% 7.38% MSCI EAFE Index 23.38% 12.58% 7.72% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,550,406,990	$ 1,550,406,990	$ 1,550,406,990	$ 1,550,406,990	$ 1,550,406,990	$ 1,550,406,990	$ 1,550,406,990
Holdings Count | shares	191	191	191	191	191	191	191
Advisory Fees Paid, Amount	$ 12,837,773
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$1,550,406,990
Number of Holdings	191
Total Advisory Fee	$12,837,773
Portfolio Turnover	53%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 31.7 Information Technology 18.2 Consumer Discretionary 13.1 Financials 9.4 Communication Services 6.3 Materials 5.8 Consumer Staples 4.3 Health Care 3.4 Real Estate 3.2 Energy 1.9 Common Stocks 97.3 International Equity Funds 1.0 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.3 International Equity Funds - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.7 Japan 30.3 United Kingdom 17.1 Sweden 10.9 Germany 5.3 Canada 4.5 Netherlands 4.3 United States 3.9 France 3.7 Italy 3.5 Others 16.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 30.3 United Kingdom - 17.1 Sweden - 10.9 Germany - 5.3 Canada - 4.5 Netherlands - 4.3 United States - 3.9 France - 3.7 Italy - 3.5 Others - 16.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Lagercrantz Group AB B Shares 3.4 AddTech AB B Shares 3.3 Azbil Corp 3.2 Interpump Group SpA 2.8 Games Workshop Group PLC 2.6 BE Semiconductor Industries NV 2.4 KBC Ancora 2.3 Howden Joinery Group PLC 2.2 CTS Eventim AG & Co KGaA 1.8 InterContinental Hotels Group PLC ADR 1.8 25.8
Fidelity Advisor International Small Cap Opportunities Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® International Small Cap Opportunities Fund
Class Name	Fidelity Advisor® International Small Cap Opportunities Fund Class I
Trading Symbol	FOPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Small Cap Opportunities Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 110	1.00%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, stock selection in Japan and an overweight in Europe ex U.K. detracted from the fund's performance versus the MSCI EAFE Small Cap Index (Net MA) for the fiscal year.
•By sector, security selection was the primary detractor, especially within communication services, where our picks among media & entertainment stocks hurt most. Investment choices and an underweight in financials also hampered the fund's result. Security selection in industrials, primarily within the capital goods industry, hurt as well.
•The biggest individual relative detractor was our non-benchmark stake in CTS Eventim (-13%), one the fund's largest holdings. Out-of-benchmark benchmark exposure to Morningstar (-35%) also hurt, though we decreased our position the past 12 months. An overweight in Aalberts (-9%) was another negative. The company was among our largest holdings this period.
•In contrast, from a regional standpoint, picks in Europe ex U.K. and the U.K. contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark was stock picking in information technology, primarily within the technology hardware & equipment industry. Investment choices and an underweight in health care also boosted the fund's relative performance, as did an underweight in real estate, equity real estate investment trusts in particular.
•The top individual relative contributor was our non-benchmark stake in Rheinmetall (+268%), though we decreased our investment in the stock. A stake in Spectris (+71%) also helped. While the stock was no longer held at period end, the firm was among our largest holdings this period. A non-benchmark position in BE Semiconductor Industries gained roughly 63%, adding further value relative to the benchmark. The company was among our biggest holdings at period end.
•Notable changes in geographic positioning included lower allocations to Europe and the United States. By sector, meaningful shifts included decreased exposure to multi-sector holdings and a higher allocation to financials stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Class I $10,000 $10,156 $12,832 $12,291 $13,881 $15,394 $20,985 $13,934 $14,494 $18,316 $22,142 MSCI EAFE Small Cap Index $10,000 $10,312 $13,169 $12,158 $13,252 $13,090 $17,798 $12,431 $13,260 $16,336 $20,385 MSCI EAFE Index $10,000 $9,697 $11,994 $11,197 $12,462 $11,629 $15,635 $12,063 $13,831 $17,046 $21,031 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 20.89% 7.54% 8.27% MSCI EAFE Small Cap Index 24.78% 9.26% 7.38% MSCI EAFE Index 23.38% 12.58% 7.72% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,550,406,990	$ 1,550,406,990	$ 1,550,406,990	$ 1,550,406,990	$ 1,550,406,990	$ 1,550,406,990	$ 1,550,406,990
Holdings Count | shares	191	191	191	191	191	191	191
Advisory Fees Paid, Amount	$ 12,837,773
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$1,550,406,990
Number of Holdings	191
Total Advisory Fee	$12,837,773
Portfolio Turnover	53%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 31.7 Information Technology 18.2 Consumer Discretionary 13.1 Financials 9.4 Communication Services 6.3 Materials 5.8 Consumer Staples 4.3 Health Care 3.4 Real Estate 3.2 Energy 1.9 Common Stocks 97.3 International Equity Funds 1.0 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.3 International Equity Funds - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.7 Japan 30.3 United Kingdom 17.1 Sweden 10.9 Germany 5.3 Canada 4.5 Netherlands 4.3 United States 3.9 France 3.7 Italy 3.5 Others 16.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 30.3 United Kingdom - 17.1 Sweden - 10.9 Germany - 5.3 Canada - 4.5 Netherlands - 4.3 United States - 3.9 France - 3.7 Italy - 3.5 Others - 16.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Lagercrantz Group AB B Shares 3.4 AddTech AB B Shares 3.3 Azbil Corp 3.2 Interpump Group SpA 2.8 Games Workshop Group PLC 2.6 BE Semiconductor Industries NV 2.4 KBC Ancora 2.3 Howden Joinery Group PLC 2.2 CTS Eventim AG & Co KGaA 1.8 InterContinental Hotels Group PLC ADR 1.8 25.8
Fidelity Advisor International Small Cap Opportunities Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® International Small Cap Opportunities Fund
Class Name	Fidelity Advisor® International Small Cap Opportunities Fund Class C
Trading Symbol	FOPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Small Cap Opportunities Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 218	1.99%

Expenses Paid, Amount	$ 218
Expense Ratio, Percent	1.99%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, stock selection in Japan and an overweight in Europe ex U.K. detracted from the fund's performance versus the MSCI EAFE Small Cap Index (Net MA) for the fiscal year.
•By sector, security selection was the primary detractor, especially within communication services, where our picks among media & entertainment stocks hurt most. Investment choices and an underweight in financials also hampered the fund's result. Security selection in industrials, primarily within the capital goods industry, hurt as well.
•The biggest individual relative detractor was our non-benchmark stake in CTS Eventim (-13%), one the fund's largest holdings. Out-of-benchmark benchmark exposure to Morningstar (-35%) also hurt, though we decreased our position the past 12 months. An overweight in Aalberts (-9%) was another negative. The company was among our largest holdings this period.
•In contrast, from a regional standpoint, picks in Europe ex U.K. and the U.K. contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark was stock picking in information technology, primarily within the technology hardware & equipment industry. Investment choices and an underweight in health care also boosted the fund's relative performance, as did an underweight in real estate, equity real estate investment trusts in particular.
•The top individual relative contributor was our non-benchmark stake in Rheinmetall (+268%), though we decreased our investment in the stock. A stake in Spectris (+71%) also helped. While the stock was no longer held at period end, the firm was among our largest holdings this period. A non-benchmark position in BE Semiconductor Industries gained roughly 63%, adding further value relative to the benchmark. The company was among our biggest holdings at period end.
•Notable changes in geographic positioning included lower allocations to Europe and the United States. By sector, meaningful shifts included decreased exposure to multi-sector holdings and a higher allocation to financials stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Class C $10,000 $10,044 $12,557 $11,905 $13,302 $14,595 $19,688 $12,938 $13,317 $16,788 $20,240 MSCI EAFE Small Cap Index $10,000 $10,312 $13,169 $12,158 $13,252 $13,090 $17,798 $12,431 $13,260 $16,336 $20,385 MSCI EAFE Index $10,000 $9,697 $11,994 $11,197 $12,462 $11,629 $15,635 $12,063 $13,831 $17,046 $21,031 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 18.66% 6.44% 7.31% Class C 19.66% 6.44% 7.31% MSCI EAFE Small Cap Index 24.78% 9.26% 7.38% MSCI EAFE Index 23.38% 12.58% 7.72% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,550,406,990	$ 1,550,406,990	$ 1,550,406,990	$ 1,550,406,990	$ 1,550,406,990	$ 1,550,406,990	$ 1,550,406,990
Holdings Count | shares	191	191	191	191	191	191	191
Advisory Fees Paid, Amount	$ 12,837,773
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$1,550,406,990
Number of Holdings	191
Total Advisory Fee	$12,837,773
Portfolio Turnover	53%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 31.7 Information Technology 18.2 Consumer Discretionary 13.1 Financials 9.4 Communication Services 6.3 Materials 5.8 Consumer Staples 4.3 Health Care 3.4 Real Estate 3.2 Energy 1.9 Common Stocks 97.3 International Equity Funds 1.0 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.3 International Equity Funds - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.7 Japan 30.3 United Kingdom 17.1 Sweden 10.9 Germany 5.3 Canada 4.5 Netherlands 4.3 United States 3.9 France 3.7 Italy 3.5 Others 16.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 30.3 United Kingdom - 17.1 Sweden - 10.9 Germany - 5.3 Canada - 4.5 Netherlands - 4.3 United States - 3.9 France - 3.7 Italy - 3.5 Others - 16.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Lagercrantz Group AB B Shares 3.4 AddTech AB B Shares 3.3 Azbil Corp 3.2 Interpump Group SpA 2.8 Games Workshop Group PLC 2.6 BE Semiconductor Industries NV 2.4 KBC Ancora 2.3 Howden Joinery Group PLC 2.2 CTS Eventim AG & Co KGaA 1.8 InterContinental Hotels Group PLC ADR 1.8 25.8
Fidelity Advisor International Small Cap Opportunities Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® International Small Cap Opportunities Fund
Class Name	Fidelity Advisor® International Small Cap Opportunities Fund Class A
Trading Symbol	FOPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Small Cap Opportunities Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 136	1.24%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, stock selection in Japan and an overweight in Europe ex U.K. detracted from the fund's performance versus the MSCI EAFE Small Cap Index (Net MA) for the fiscal year.
•By sector, security selection was the primary detractor, especially within communication services, where our picks among media & entertainment stocks hurt most. Investment choices and an underweight in financials also hampered the fund's result. Security selection in industrials, primarily within the capital goods industry, hurt as well.
•The biggest individual relative detractor was our non-benchmark stake in CTS Eventim (-13%), one the fund's largest holdings. Out-of-benchmark benchmark exposure to Morningstar (-35%) also hurt, though we decreased our position the past 12 months. An overweight in Aalberts (-9%) was another negative. The company was among our largest holdings this period.
•In contrast, from a regional standpoint, picks in Europe ex U.K. and the U.K. contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark was stock picking in information technology, primarily within the technology hardware & equipment industry. Investment choices and an underweight in health care also boosted the fund's relative performance, as did an underweight in real estate, equity real estate investment trusts in particular.
•The top individual relative contributor was our non-benchmark stake in Rheinmetall (+268%), though we decreased our investment in the stock. A stake in Spectris (+71%) also helped. While the stock was no longer held at period end, the firm was among our largest holdings this period. A non-benchmark position in BE Semiconductor Industries gained roughly 63%, adding further value relative to the benchmark. The company was among our biggest holdings at period end.
•Notable changes in geographic positioning included lower allocations to Europe and the United States. By sector, meaningful shifts included decreased exposure to multi-sector holdings and a higher allocation to financials stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,547 $12,030 $11,491 $12,940 $14,310 $19,448 $12,876 $13,358 $16,839 $20,301 MSCI EAFE Small Cap Index $10,000 $10,312 $13,169 $12,158 $13,252 $13,090 $17,798 $12,431 $13,260 $16,336 $20,385 MSCI EAFE Index $10,000 $9,697 $11,994 $11,197 $12,462 $11,629 $15,635 $12,063 $13,831 $17,046 $21,031 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 13.63% 5.98% 7.34% Class A (without 5.75% sales charge) 20.56% 7.25% 7.98% MSCI EAFE Small Cap Index 24.78% 9.26% 7.38% MSCI EAFE Index 23.38% 12.58% 7.72% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,550,406,990	$ 1,550,406,990	$ 1,550,406,990	$ 1,550,406,990	$ 1,550,406,990	$ 1,550,406,990	$ 1,550,406,990
Holdings Count | shares	191	191	191	191	191	191	191
Advisory Fees Paid, Amount	$ 12,837,773
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$1,550,406,990
Number of Holdings	191
Total Advisory Fee	$12,837,773
Portfolio Turnover	53%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 31.7 Information Technology 18.2 Consumer Discretionary 13.1 Financials 9.4 Communication Services 6.3 Materials 5.8 Consumer Staples 4.3 Health Care 3.4 Real Estate 3.2 Energy 1.9 Common Stocks 97.3 International Equity Funds 1.0 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.3 International Equity Funds - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.7 Japan 30.3 United Kingdom 17.1 Sweden 10.9 Germany 5.3 Canada 4.5 Netherlands 4.3 United States 3.9 France 3.7 Italy 3.5 Others 16.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 30.3 United Kingdom - 17.1 Sweden - 10.9 Germany - 5.3 Canada - 4.5 Netherlands - 4.3 United States - 3.9 France - 3.7 Italy - 3.5 Others - 16.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Lagercrantz Group AB B Shares 3.4 AddTech AB B Shares 3.3 Azbil Corp 3.2 Interpump Group SpA 2.8 Games Workshop Group PLC 2.6 BE Semiconductor Industries NV 2.4 KBC Ancora 2.3 Howden Joinery Group PLC 2.2 CTS Eventim AG & Co KGaA 1.8 InterContinental Hotels Group PLC ADR 1.8 25.8
Fidelity International Small Cap Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® International Small Cap Fund
Class Name	Fidelity® International Small Cap Fund
Trading Symbol	FISMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Small Cap Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Small Cap Fund	$ 98	0.90%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, security selection in the U.K., along with stock picks and an underweight in Canada, detracted from the fund's performance versus the Fidelity International Small Cap Fund Linked Index for the fiscal year.
•By sector, security selection was the primary detractor, especially within materials. Also hurting our result were investment choices in information technology and real estate.
•The biggest individual relative detractor was an overweight in Ashtead Technology Holdings (-39%), followed by outsized exposure to RHI Magnesita (-30%). An overweight in International Games System (-26%) also hurt.
•In contrast, from a regional standpoint, an underweight in emerging markets, especially India, in addition to picks and an overweight in Europe ex U.K., primarily in Germany, contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark were investment choices in industrials, particularly among capital goods firms. An underweight in real estate and an overweight in financials, primarily within the insurance industry, also boosted the fund's relative performance.
•The top individual relative contributor was Rheinmetall (+262%). We decreased exposure to the stock however the company was among our biggest holdings this period. The second-largest relative contributor was Precision Tsugami China (+270%). A stake in Metlen Energy & Metals gained approximately 88% and helped as well, though the stock was not held at period end. All these contributors were non-benchmark positions.
•Notable changes in geographic positioning included increased exposure to China and a lower allocation to the United Kingdom. By sector, meaningful shifts included increased exposure to health care and a lower allocation to communication services stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Fidelity® International Small Cap Fund $10,000 $10,939 $13,803 $12,624 $13,668 $13,174 $18,420 $13,813 $15,634 $18,594 $21,902 MSCI ACWI (All Country World Index) ex USA Small Cap Index $10,000 $10,433 $13,026 $11,773 $12,823 $12,847 $17,856 $12,918 $14,078 $17,443 $21,415 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® International Small Cap Fund 17.79% 10.70% 8.16% MSCI ACWI (All Country World Index) ex USA Small Cap Index 22.77% 10.76% 7.91% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 5,286,880,296	$ 5,286,880,296	$ 5,286,880,296	$ 5,286,880,296	$ 5,286,880,296	$ 5,286,880,296	$ 5,286,880,296
Holdings Count | shares	195	195	195	195	195	195	195
Advisory Fees Paid, Amount	$ 43,259,231
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$5,286,880,296
Number of Holdings	195
Total Advisory Fee	$43,259,231
Portfolio Turnover	24%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 23.0 Financials 16.1 Information Technology 10.6 Consumer Discretionary 10.5 Consumer Staples 8.1 Materials 7.5 Health Care 6.7 Real Estate 5.6 Communication Services 3.8 Energy 3.2 Utilities 0.7 Common Stocks 95.8 Short-Term Investments and Net Other Assets (Liabilities) 4.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.8 Short-Term Investments and Net Other Assets (Liabilities) - 4.2 Japan 25.8 United Kingdom 13.0 United States 5.9 China 4.7 Canada 4.3 Taiwan 3.7 Italy 3.6 Spain 3.0 Mexico 3.0 Others 33.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 25.8 United Kingdom - 13.0 United States - 5.9 China - 4.7 Canada - 4.3 Taiwan - 3.7 Italy - 3.6 Spain - 3.0 Mexico - 3.0 Others - 33.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Ebara Corp 1.2 Fuji Electric Co Ltd 1.0 Shriram Finance Ltd 1.0 Logista Integral SA 1.0 Tripod Technology Corp 1.0 Kawasaki Heavy Industries Ltd 1.0 Lassonde Industries Inc Class A 0.9 NOF Corp 0.9 Richter Gedeon Nyrt 0.9 Kamigumi Co Ltd 0.9 9.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Operating expenses
  Performance adjustment fee
  Management fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Operating expenses
  Performance adjustment fee
  Management fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor International Small Cap Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® International Small Cap Fund
Class Name	Fidelity Advisor® International Small Cap Fund Class Z
Trading Symbol	FIQIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Small Cap Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 90	0.83%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, security selection in the U.K., along with stock picks and an underweight in Canada, detracted from the fund's performance versus the Fidelity International Small Cap Fund Linked Index for the fiscal year.
•By sector, security selection was the primary detractor, especially within materials. Also hurting our result were investment choices in information technology and real estate.
•The biggest individual relative detractor was an overweight in Ashtead Technology Holdings (-39%), followed by outsized exposure to RHI Magnesita (-30%). An overweight in International Games System (-26%) also hurt.
•In contrast, from a regional standpoint, an underweight in emerging markets, especially India, in addition to picks and an overweight in Europe ex U.K., primarily in Germany, contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark were investment choices in industrials, particularly among capital goods firms. An underweight in real estate and an overweight in financials, primarily within the insurance industry, also boosted the fund's relative performance.
•The top individual relative contributor was Rheinmetall (+262%). We decreased exposure to the stock however the company was among our biggest holdings this period. The second-largest relative contributor was Precision Tsugami China (+270%). A stake in Metlen Energy & Metals gained approximately 88% and helped as well, though the stock was not held at period end. All these contributors were non-benchmark positions.
•Notable changes in geographic positioning included increased exposure to China and a lower allocation to the United Kingdom. By sector, meaningful shifts included increased exposure to health care and a lower allocation to communication services stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through October 31, 2025. Initial investment of $10,000. Class Z $10,000 $9,194 $9,970 $9,620 $13,466 $10,114 $11,467 $13,647 MSCI ACWI (All Country World Index) ex USA Small Cap Index $10,000 $9,075 $9,885 $9,903 $13,764 $9,958 $10,852 $13,446 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 17.86% 10.83% 6.94% MSCI ACWI (All Country World Index) ex USA Small Cap Index 22.77% 10.76% 7.33% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 5,286,880,296	$ 5,286,880,296	$ 5,286,880,296	$ 5,286,880,296	$ 5,286,880,296	$ 5,286,880,296	$ 5,286,880,296
Holdings Count | shares	195	195	195	195	195	195	195
Advisory Fees Paid, Amount	$ 43,259,231
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$5,286,880,296
Number of Holdings	195
Total Advisory Fee	$43,259,231
Portfolio Turnover	24%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 23.0 Financials 16.1 Information Technology 10.6 Consumer Discretionary 10.5 Consumer Staples 8.1 Materials 7.5 Health Care 6.7 Real Estate 5.6 Communication Services 3.8 Energy 3.2 Utilities 0.7 Common Stocks 95.8 Short-Term Investments and Net Other Assets (Liabilities) 4.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.8 Short-Term Investments and Net Other Assets (Liabilities) - 4.2 Japan 25.8 United Kingdom 13.0 United States 5.9 China 4.7 Canada 4.3 Taiwan 3.7 Italy 3.6 Spain 3.0 Mexico 3.0 Others 33.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 25.8 United Kingdom - 13.0 United States - 5.9 China - 4.7 Canada - 4.3 Taiwan - 3.7 Italy - 3.6 Spain - 3.0 Mexico - 3.0 Others - 33.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Ebara Corp 1.2 Fuji Electric Co Ltd 1.0 Shriram Finance Ltd 1.0 Logista Integral SA 1.0 Tripod Technology Corp 1.0 Kawasaki Heavy Industries Ltd 1.0 Lassonde Industries Inc Class A 0.9 NOF Corp 0.9 Richter Gedeon Nyrt 0.9 Kamigumi Co Ltd 0.9 9.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Operating expenses
  Performance adjustment fee
  Management fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Operating expenses
  Performance adjustment fee
  Management fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor International Small Cap Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® International Small Cap Fund
Class Name	Fidelity Advisor® International Small Cap Fund Class M
Trading Symbol	FTISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Small Cap Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 157	1.45%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, security selection in the U.K., along with stock picks and an underweight in Canada, detracted from the fund's performance versus the Fidelity International Small Cap Fund Linked Index for the fiscal year.
•By sector, security selection was the primary detractor, especially within materials. Also hurting our result were investment choices in information technology and real estate.
•The biggest individual relative detractor was an overweight in Ashtead Technology Holdings (-39%), followed by outsized exposure to RHI Magnesita (-30%). An overweight in International Games System (-26%) also hurt.
•In contrast, from a regional standpoint, an underweight in emerging markets, especially India, in addition to picks and an overweight in Europe ex U.K., primarily in Germany, contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark were investment choices in industrials, particularly among capital goods firms. An underweight in real estate and an overweight in financials, primarily within the insurance industry, also boosted the fund's relative performance.
•The top individual relative contributor was Rheinmetall (+262%). We decreased exposure to the stock however the company was among our biggest holdings this period. The second-largest relative contributor was Precision Tsugami China (+270%). A stake in Metlen Energy & Metals gained approximately 88% and helped as well, though the stock was not held at period end. All these contributors were non-benchmark positions.
•Notable changes in geographic positioning included increased exposure to China and a lower allocation to the United Kingdom. By sector, meaningful shifts included increased exposure to health care and a lower allocation to communication services stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $10,499 $13,173 $11,974 $12,890 $12,349 $17,174 $12,807 $14,424 $17,059 $19,982 MSCI ACWI (All Country World Index) ex USA Small Cap Index $10,000 $10,433 $13,026 $11,773 $12,823 $12,847 $17,856 $12,918 $14,078 $17,443 $21,415 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 13.03% 9.32% 7.17% Class M (without 3.50% sales charge) 17.13% 10.10% 7.55% MSCI ACWI (All Country World Index) ex USA Small Cap Index 22.77% 10.76% 7.91% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 5,286,880,296	$ 5,286,880,296	$ 5,286,880,296	$ 5,286,880,296	$ 5,286,880,296	$ 5,286,880,296	$ 5,286,880,296
Holdings Count | shares	195	195	195	195	195	195	195
Advisory Fees Paid, Amount	$ 43,259,231
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$5,286,880,296
Number of Holdings	195
Total Advisory Fee	$43,259,231
Portfolio Turnover	24%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 23.0 Financials 16.1 Information Technology 10.6 Consumer Discretionary 10.5 Consumer Staples 8.1 Materials 7.5 Health Care 6.7 Real Estate 5.6 Communication Services 3.8 Energy 3.2 Utilities 0.7 Common Stocks 95.8 Short-Term Investments and Net Other Assets (Liabilities) 4.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.8 Short-Term Investments and Net Other Assets (Liabilities) - 4.2 Japan 25.8 United Kingdom 13.0 United States 5.9 China 4.7 Canada 4.3 Taiwan 3.7 Italy 3.6 Spain 3.0 Mexico 3.0 Others 33.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 25.8 United Kingdom - 13.0 United States - 5.9 China - 4.7 Canada - 4.3 Taiwan - 3.7 Italy - 3.6 Spain - 3.0 Mexico - 3.0 Others - 33.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Ebara Corp 1.2 Fuji Electric Co Ltd 1.0 Shriram Finance Ltd 1.0 Logista Integral SA 1.0 Tripod Technology Corp 1.0 Kawasaki Heavy Industries Ltd 1.0 Lassonde Industries Inc Class A 0.9 NOF Corp 0.9 Richter Gedeon Nyrt 0.9 Kamigumi Co Ltd 0.9 9.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Operating expenses
  Performance adjustment fee
  Management fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Operating expenses
  Performance adjustment fee
  Management fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor International Small Cap Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® International Small Cap Fund
Class Name	Fidelity Advisor® International Small Cap Fund Class I
Trading Symbol	FIXIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Small Cap Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 103	0.95%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, security selection in the U.K., along with stock picks and an underweight in Canada, detracted from the fund's performance versus the Fidelity International Small Cap Fund Linked Index for the fiscal year.
•By sector, security selection was the primary detractor, especially within materials. Also hurting our result were investment choices in information technology and real estate.
•The biggest individual relative detractor was an overweight in Ashtead Technology Holdings (-39%), followed by outsized exposure to RHI Magnesita (-30%). An overweight in International Games System (-26%) also hurt.
•In contrast, from a regional standpoint, an underweight in emerging markets, especially India, in addition to picks and an overweight in Europe ex U.K., primarily in Germany, contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark were investment choices in industrials, particularly among capital goods firms. An underweight in real estate and an overweight in financials, primarily within the insurance industry, also boosted the fund's relative performance.
•The top individual relative contributor was Rheinmetall (+262%). We decreased exposure to the stock however the company was among our biggest holdings this period. The second-largest relative contributor was Precision Tsugami China (+270%). A stake in Metlen Energy & Metals gained approximately 88% and helped as well, though the stock was not held at period end. All these contributors were non-benchmark positions.
•Notable changes in geographic positioning included increased exposure to China and a lower allocation to the United Kingdom. By sector, meaningful shifts included increased exposure to health care and a lower allocation to communication services stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Class I $10,000 $10,943 $13,807 $12,622 $13,668 $13,174 $18,417 $13,816 $15,639 $18,595 $21,891 MSCI ACWI (All Country World Index) ex USA Small Cap Index $10,000 $10,433 $13,026 $11,773 $12,823 $12,847 $17,856 $12,918 $14,078 $17,443 $21,415 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 17.73% 10.69% 8.15% MSCI ACWI (All Country World Index) ex USA Small Cap Index 22.77% 10.76% 7.91% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 5,286,880,296	$ 5,286,880,296	$ 5,286,880,296	$ 5,286,880,296	$ 5,286,880,296	$ 5,286,880,296	$ 5,286,880,296
Holdings Count | shares	195	195	195	195	195	195	195
Advisory Fees Paid, Amount	$ 43,259,231
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$5,286,880,296
Number of Holdings	195
Total Advisory Fee	$43,259,231
Portfolio Turnover	24%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 23.0 Financials 16.1 Information Technology 10.6 Consumer Discretionary 10.5 Consumer Staples 8.1 Materials 7.5 Health Care 6.7 Real Estate 5.6 Communication Services 3.8 Energy 3.2 Utilities 0.7 Common Stocks 95.8 Short-Term Investments and Net Other Assets (Liabilities) 4.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.8 Short-Term Investments and Net Other Assets (Liabilities) - 4.2 Japan 25.8 United Kingdom 13.0 United States 5.9 China 4.7 Canada 4.3 Taiwan 3.7 Italy 3.6 Spain 3.0 Mexico 3.0 Others 33.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 25.8 United Kingdom - 13.0 United States - 5.9 China - 4.7 Canada - 4.3 Taiwan - 3.7 Italy - 3.6 Spain - 3.0 Mexico - 3.0 Others - 33.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Ebara Corp 1.2 Fuji Electric Co Ltd 1.0 Shriram Finance Ltd 1.0 Logista Integral SA 1.0 Tripod Technology Corp 1.0 Kawasaki Heavy Industries Ltd 1.0 Lassonde Industries Inc Class A 0.9 NOF Corp 0.9 Richter Gedeon Nyrt 0.9 Kamigumi Co Ltd 0.9 9.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Operating expenses
  Performance adjustment fee
  Management fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Operating expenses
  Performance adjustment fee
  Management fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor International Small Cap Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® International Small Cap Fund
Class Name	Fidelity Advisor® International Small Cap Fund Class C
Trading Symbol	FICSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Small Cap Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 211	1.95%

Expenses Paid, Amount	$ 211
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, security selection in the U.K., along with stock picks and an underweight in Canada, detracted from the fund's performance versus the Fidelity International Small Cap Fund Linked Index for the fiscal year.
•By sector, security selection was the primary detractor, especially within materials. Also hurting our result were investment choices in information technology and real estate.
•The biggest individual relative detractor was an overweight in Ashtead Technology Holdings (-39%), followed by outsized exposure to RHI Magnesita (-30%). An overweight in International Games System (-26%) also hurt.
•In contrast, from a regional standpoint, an underweight in emerging markets, especially India, in addition to picks and an overweight in Europe ex U.K., primarily in Germany, contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark were investment choices in industrials, particularly among capital goods firms. An underweight in real estate and an overweight in financials, primarily within the insurance industry, also boosted the fund's relative performance.
•The top individual relative contributor was Rheinmetall (+262%). We decreased exposure to the stock however the company was among our biggest holdings this period. The second-largest relative contributor was Precision Tsugami China (+270%). A stake in Metlen Energy & Metals gained approximately 88% and helped as well, though the stock was not held at period end. All these contributors were non-benchmark positions.
•Notable changes in geographic positioning included increased exposure to China and a lower allocation to the United Kingdom. By sector, meaningful shifts included increased exposure to health care and a lower allocation to communication services stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Class C $10,000 $10,826 $13,517 $12,231 $13,109 $12,499 $17,294 $12,837 $14,386 $17,060 $20,039 MSCI ACWI (All Country World Index) ex USA Small Cap Index $10,000 $10,433 $13,026 $11,773 $12,823 $12,847 $17,856 $12,918 $14,078 $17,443 $21,415 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 15.55% 9.56% 7.20% Class C 16.55% 9.56% 7.20% MSCI ACWI (All Country World Index) ex USA Small Cap Index 22.77% 10.76% 7.91% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 5,286,880,296	$ 5,286,880,296	$ 5,286,880,296	$ 5,286,880,296	$ 5,286,880,296	$ 5,286,880,296	$ 5,286,880,296
Holdings Count | shares	195	195	195	195	195	195	195
Advisory Fees Paid, Amount	$ 43,259,231
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$5,286,880,296
Number of Holdings	195
Total Advisory Fee	$43,259,231
Portfolio Turnover	24%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 23.0 Financials 16.1 Information Technology 10.6 Consumer Discretionary 10.5 Consumer Staples 8.1 Materials 7.5 Health Care 6.7 Real Estate 5.6 Communication Services 3.8 Energy 3.2 Utilities 0.7 Common Stocks 95.8 Short-Term Investments and Net Other Assets (Liabilities) 4.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.8 Short-Term Investments and Net Other Assets (Liabilities) - 4.2 Japan 25.8 United Kingdom 13.0 United States 5.9 China 4.7 Canada 4.3 Taiwan 3.7 Italy 3.6 Spain 3.0 Mexico 3.0 Others 33.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 25.8 United Kingdom - 13.0 United States - 5.9 China - 4.7 Canada - 4.3 Taiwan - 3.7 Italy - 3.6 Spain - 3.0 Mexico - 3.0 Others - 33.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Ebara Corp 1.2 Fuji Electric Co Ltd 1.0 Shriram Finance Ltd 1.0 Logista Integral SA 1.0 Tripod Technology Corp 1.0 Kawasaki Heavy Industries Ltd 1.0 Lassonde Industries Inc Class A 0.9 NOF Corp 0.9 Richter Gedeon Nyrt 0.9 Kamigumi Co Ltd 0.9 9.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Operating expenses
  Performance adjustment fee
  Management fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Operating expenses
  Performance adjustment fee
  Management fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor International Small Cap Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® International Small Cap Fund
Class Name	Fidelity Advisor® International Small Cap Fund Class A
Trading Symbol	FIASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Small Cap Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 130	1.19%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, security selection in the U.K., along with stock picks and an underweight in Canada, detracted from the fund's performance versus the Fidelity International Small Cap Fund Linked Index for the fiscal year.
•By sector, security selection was the primary detractor, especially within materials. Also hurting our result were investment choices in information technology and real estate.
•The biggest individual relative detractor was an overweight in Ashtead Technology Holdings (-39%), followed by outsized exposure to RHI Magnesita (-30%). An overweight in International Games System (-26%) also hurt.
•In contrast, from a regional standpoint, an underweight in emerging markets, especially India, in addition to picks and an overweight in Europe ex U.K., primarily in Germany, contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark were investment choices in industrials, particularly among capital goods firms. An underweight in real estate and an overweight in financials, primarily within the insurance industry, also boosted the fund's relative performance.
•The top individual relative contributor was Rheinmetall (+262%). We decreased exposure to the stock however the company was among our biggest holdings this period. The second-largest relative contributor was Precision Tsugami China (+270%). A stake in Metlen Energy & Metals gained approximately 88% and helped as well, though the stock was not held at period end. All these contributors were non-benchmark positions.
•Notable changes in geographic positioning included increased exposure to China and a lower allocation to the United Kingdom. By sector, meaningful shifts included increased exposure to health care and a lower allocation to communication services stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $10,284 $12,940 $11,797 $12,741 $12,243 $17,070 $12,769 $14,413 $17,092 $20,077 MSCI ACWI (All Country World Index) ex USA Small Cap Index $10,000 $10,433 $13,026 $11,773 $12,823 $12,847 $17,856 $12,918 $14,078 $17,443 $21,415 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 10.71% 9.10% 7.22% Class A (without 5.75% sales charge) 17.46% 10.40% 7.86% MSCI ACWI (All Country World Index) ex USA Small Cap Index 22.77% 10.76% 7.91% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 5,286,880,296	$ 5,286,880,296	$ 5,286,880,296	$ 5,286,880,296	$ 5,286,880,296	$ 5,286,880,296	$ 5,286,880,296
Holdings Count | shares	195	195	195	195	195	195	195
Advisory Fees Paid, Amount	$ 43,259,231
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$5,286,880,296
Number of Holdings	195
Total Advisory Fee	$43,259,231
Portfolio Turnover	24%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 23.0 Financials 16.1 Information Technology 10.6 Consumer Discretionary 10.5 Consumer Staples 8.1 Materials 7.5 Health Care 6.7 Real Estate 5.6 Communication Services 3.8 Energy 3.2 Utilities 0.7 Common Stocks 95.8 Short-Term Investments and Net Other Assets (Liabilities) 4.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.8 Short-Term Investments and Net Other Assets (Liabilities) - 4.2 Japan 25.8 United Kingdom 13.0 United States 5.9 China 4.7 Canada 4.3 Taiwan 3.7 Italy 3.6 Spain 3.0 Mexico 3.0 Others 33.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 25.8 United Kingdom - 13.0 United States - 5.9 China - 4.7 Canada - 4.3 Taiwan - 3.7 Italy - 3.6 Spain - 3.0 Mexico - 3.0 Others - 33.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Ebara Corp 1.2 Fuji Electric Co Ltd 1.0 Shriram Finance Ltd 1.0 Logista Integral SA 1.0 Tripod Technology Corp 1.0 Kawasaki Heavy Industries Ltd 1.0 Lassonde Industries Inc Class A 0.9 NOF Corp 0.9 Richter Gedeon Nyrt 0.9 Kamigumi Co Ltd 0.9 9.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Operating expenses
  Performance adjustment fee
  Management fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Operating expenses
  Performance adjustment fee
  Management fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity International Growth Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® International Growth Fund
Class Name	Fidelity® International Growth Fund
Trading Symbol	FIGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Growth Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Growth Fund	$ 91	0.84%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, security selection in the U.K., along with picks and an underweight in Japan, detracted from the fund's performance versus the MSCI EAFE Growth Index (Net MA) for the fiscal year.
•By sector, security selection was the primary detractor, especially within industrials. Investment choices in financials and consumer discretionary hurt as well.
•The biggest individual relative detractor was our non-benchmark stake in Linde (-7%), one of our largest holdings. Outsized exposure to Recruit Holdings (-20%), another of the fund's biggest positions this period, also hurt. Not owning Rolls-Royce Holdings, a benchmark component that gained about 126%, further pressured relative performance.
•In contrast, from a regional standpoint, an underweight in Europe ex U.K., primarily Denmark, and a non-benchmark allocation to emerging markets, contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark was an underweight in health care, especially in the pharmaceuticals, biotechnology & life sciences industry. Stock selection in materials also boosted the fund's relative performance, as did an overweight in industrials, capital goods firms in particular.
•The fund's non-benchmark stake in GE Vernova gained about 91% and was the top individual relative contributor. Outsized exposure to Safran (+59%), one of the fund's largest holdings, helped as well. A non-benchmark stake in Taiwan Semiconductor Manufacturing gained approximately 55% and was another plus. The company was among the fund's biggest positions this period.
•Notable changes in geographic positioning included decreased exposure to Denmark and a higher allocation to France. By sector, meaningful shifts included increased exposure to communication services and a lower allocation to health care stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Fidelity® International Growth Fund $10,000 $9,713 $12,057 $11,347 $13,805 $14,899 $19,574 $14,135 $15,632 $19,603 $22,890 MSCI EAFE Growth Index $10,000 $9,693 $12,003 $11,299 $13,201 $13,906 $18,102 $12,765 $14,163 $17,485 $20,438 MSCI EAFE Index $10,000 $9,697 $11,994 $11,197 $12,462 $11,629 $15,635 $12,063 $13,831 $17,046 $21,031 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® International Growth Fund 16.77% 8.97% 8.63% MSCI EAFE Growth Index 16.88% 8.00% 7.41% MSCI EAFE Index 23.38% 12.58% 7.72% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 7,682,678,887	$ 7,682,678,887	$ 7,682,678,887	$ 7,682,678,887	$ 7,682,678,887	$ 7,682,678,887	$ 7,682,678,887
Holdings Count | shares	69	69	69	69	69	69	69
Advisory Fees Paid, Amount	$ 53,563,376
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$7,682,678,887
Number of Holdings	69
Total Advisory Fee	$53,563,376
Portfolio Turnover	39%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 38.3 Information Technology 20.3 Financials 12.3 Materials 9.9 Consumer Discretionary 8.8 Communication Services 4.8 Health Care 3.5 Energy 0.4 Consumer Staples 0.3 Common Stocks 98.4 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.4 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 1.4 United States 22.1 France 15.4 Japan 14.0 United Kingdom 12.8 Sweden 7.9 Netherlands 6.3 Germany 5.4 Taiwan 4.0 Switzerland 3.5 Others 8.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 22.1 France - 15.4 Japan - 14.0 United Kingdom - 12.8 Sweden - 7.9 Netherlands - 6.3 Germany - 5.4 Taiwan - 4.0 Switzerland - 3.5 Others - 8.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) ASML Holding NV 5.2 Safran SA 5.1 CRH PLC 4.5 SAP SE 4.3 Taiwan Semiconductor Manufacturing Co Ltd 4.0 Airbus SE 3.4 Schneider Electric SE 3.4 Compass Group PLC 3.2 Linde PLC 2.8 Atlas Copco AB A Shares 2.7 38.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee Operating expenses

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee Operating expenses
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor International Growth Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® International Growth Fund
Class Name	Fidelity Advisor® International Growth Fund Class Z
Trading Symbol	FZAJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Growth Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 83	0.77%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, security selection in the U.K., along with picks and an underweight in Japan, detracted from the fund's performance versus the MSCI EAFE Growth Index (Net MA) for the fiscal year.
•By sector, security selection was the primary detractor, especially within industrials. Investment choices in financials and consumer discretionary hurt as well.
•The biggest individual relative detractor was our non-benchmark stake in Linde (-7%), one of our largest holdings. Outsized exposure to Recruit Holdings (-20%), another of the fund's biggest positions this period, also hurt. Not owning Rolls-Royce Holdings, a benchmark component that gained about 126%, further pressured relative performance.
•In contrast, from a regional standpoint, an underweight in Europe ex U.K., primarily Denmark, and a non-benchmark allocation to emerging markets, contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark was an underweight in health care, especially in the pharmaceuticals, biotechnology & life sciences industry. Stock selection in materials also boosted the fund's relative performance, as did an overweight in industrials, capital goods firms in particular.
•The fund's non-benchmark stake in GE Vernova gained about 91% and was the top individual relative contributor. Outsized exposure to Safran (+59%), one of the fund's largest holdings, helped as well. A non-benchmark stake in Taiwan Semiconductor Manufacturing gained approximately 55% and was another plus. The company was among the fund's biggest positions this period.
•Notable changes in geographic positioning included decreased exposure to Denmark and a higher allocation to France. By sector, meaningful shifts included increased exposure to communication services and a lower allocation to health care stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Class Z $10,000 $9,727 $12,094 $11,403 $13,894 $15,006 $19,740 $14,276 $15,809 $19,844 $23,193 MSCI EAFE Growth Index $10,000 $9,693 $12,003 $11,299 $13,201 $13,906 $18,102 $12,765 $14,163 $17,485 $20,438 MSCI EAFE Index $10,000 $9,697 $11,994 $11,197 $12,462 $11,629 $15,635 $12,063 $13,831 $17,046 $21,031 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class Z 16.88% 9.10% 8.78% MSCI EAFE Growth Index 16.88% 8.00% 7.41% MSCI EAFE Index 23.38% 12.58% 7.72% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 7,682,678,887	$ 7,682,678,887	$ 7,682,678,887	$ 7,682,678,887	$ 7,682,678,887	$ 7,682,678,887	$ 7,682,678,887
Holdings Count | shares	69	69	69	69	69	69	69
Advisory Fees Paid, Amount	$ 53,563,376
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$7,682,678,887
Number of Holdings	69
Total Advisory Fee	$53,563,376
Portfolio Turnover	39%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 38.3 Information Technology 20.3 Financials 12.3 Materials 9.9 Consumer Discretionary 8.8 Communication Services 4.8 Health Care 3.5 Energy 0.4 Consumer Staples 0.3 Common Stocks 98.4 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.4 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 1.4 United States 22.1 France 15.4 Japan 14.0 United Kingdom 12.8 Sweden 7.9 Netherlands 6.3 Germany 5.4 Taiwan 4.0 Switzerland 3.5 Others 8.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 22.1 France - 15.4 Japan - 14.0 United Kingdom - 12.8 Sweden - 7.9 Netherlands - 6.3 Germany - 5.4 Taiwan - 4.0 Switzerland - 3.5 Others - 8.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) ASML Holding NV 5.2 Safran SA 5.1 CRH PLC 4.5 SAP SE 4.3 Taiwan Semiconductor Manufacturing Co Ltd 4.0 Airbus SE 3.4 Schneider Electric SE 3.4 Compass Group PLC 3.2 Linde PLC 2.8 Atlas Copco AB A Shares 2.7 38.6
Fidelity Advisor International Growth Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® International Growth Fund
Class Name	Fidelity Advisor® International Growth Fund Class M
Trading Symbol	FITGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Growth Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 149	1.38%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, security selection in the U.K., along with picks and an underweight in Japan, detracted from the fund's performance versus the MSCI EAFE Growth Index (Net MA) for the fiscal year.
•By sector, security selection was the primary detractor, especially within industrials. Investment choices in financials and consumer discretionary hurt as well.
•The biggest individual relative detractor was our non-benchmark stake in Linde (-7%), one of our largest holdings. Outsized exposure to Recruit Holdings (-20%), another of the fund's biggest positions this period, also hurt. Not owning Rolls-Royce Holdings, a benchmark component that gained about 126%, further pressured relative performance.
•In contrast, from a regional standpoint, an underweight in Europe ex U.K., primarily Denmark, and a non-benchmark allocation to emerging markets, contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark was an underweight in health care, especially in the pharmaceuticals, biotechnology & life sciences industry. Stock selection in materials also boosted the fund's relative performance, as did an overweight in industrials, capital goods firms in particular.
•The fund's non-benchmark stake in GE Vernova gained about 91% and was the top individual relative contributor. Outsized exposure to Safran (+59%), one of the fund's largest holdings, helped as well. A non-benchmark stake in Taiwan Semiconductor Manufacturing gained approximately 55% and was another plus. The company was among the fund's biggest positions this period.
•Notable changes in geographic positioning included decreased exposure to Denmark and a higher allocation to France. By sector, meaningful shifts included increased exposure to communication services and a lower allocation to health care stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,305 $11,492 $10,757 $13,007 $13,952 $18,231 $13,092 $14,400 $17,955 $20,857 MSCI EAFE Growth Index $10,000 $9,693 $12,003 $11,299 $13,201 $13,906 $18,102 $12,765 $14,163 $17,485 $20,438 MSCI EAFE Index $10,000 $9,697 $11,994 $11,197 $12,462 $11,629 $15,635 $12,063 $13,831 $17,046 $21,031 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 12.09% 7.60% 7.63% Class M (without 3.50% sales charge) 16.16% 8.37% 8.01% MSCI EAFE Growth Index 16.88% 8.00% 7.41% MSCI EAFE Index 23.38% 12.58% 7.72% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 7,682,678,887	$ 7,682,678,887	$ 7,682,678,887	$ 7,682,678,887	$ 7,682,678,887	$ 7,682,678,887	$ 7,682,678,887
Holdings Count | shares	69	69	69	69	69	69	69
Advisory Fees Paid, Amount	$ 53,563,376
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$7,682,678,887
Number of Holdings	69
Total Advisory Fee	$53,563,376
Portfolio Turnover	39%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 38.3 Information Technology 20.3 Financials 12.3 Materials 9.9 Consumer Discretionary 8.8 Communication Services 4.8 Health Care 3.5 Energy 0.4 Consumer Staples 0.3 Common Stocks 98.4 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.4 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 1.4 United States 22.1 France 15.4 Japan 14.0 United Kingdom 12.8 Sweden 7.9 Netherlands 6.3 Germany 5.4 Taiwan 4.0 Switzerland 3.5 Others 8.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 22.1 France - 15.4 Japan - 14.0 United Kingdom - 12.8 Sweden - 7.9 Netherlands - 6.3 Germany - 5.4 Taiwan - 4.0 Switzerland - 3.5 Others - 8.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) ASML Holding NV 5.2 Safran SA 5.1 CRH PLC 4.5 SAP SE 4.3 Taiwan Semiconductor Manufacturing Co Ltd 4.0 Airbus SE 3.4 Schneider Electric SE 3.4 Compass Group PLC 3.2 Linde PLC 2.8 Atlas Copco AB A Shares 2.7 38.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee Operating expenses

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee Operating expenses
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor International Growth Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® International Growth Fund
Class Name	Fidelity Advisor® International Growth Fund Class I
Trading Symbol	FIIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Growth Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 96	0.88%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, security selection in the U.K., along with picks and an underweight in Japan, detracted from the fund's performance versus the MSCI EAFE Growth Index (Net MA) for the fiscal year.
•By sector, security selection was the primary detractor, especially within industrials. Investment choices in financials and consumer discretionary hurt as well.
•The biggest individual relative detractor was our non-benchmark stake in Linde (-7%), one of our largest holdings. Outsized exposure to Recruit Holdings (-20%), another of the fund's biggest positions this period, also hurt. Not owning Rolls-Royce Holdings, a benchmark component that gained about 126%, further pressured relative performance.
•In contrast, from a regional standpoint, an underweight in Europe ex U.K., primarily Denmark, and a non-benchmark allocation to emerging markets, contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark was an underweight in health care, especially in the pharmaceuticals, biotechnology & life sciences industry. Stock selection in materials also boosted the fund's relative performance, as did an overweight in industrials, capital goods firms in particular.
•The fund's non-benchmark stake in GE Vernova gained about 91% and was the top individual relative contributor. Outsized exposure to Safran (+59%), one of the fund's largest holdings, helped as well. A non-benchmark stake in Taiwan Semiconductor Manufacturing gained approximately 55% and was another plus. The company was among the fund's biggest positions this period.
•Notable changes in geographic positioning included decreased exposure to Denmark and a higher allocation to France. By sector, meaningful shifts included increased exposure to communication services and a lower allocation to health care stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Class I $10,000 $9,713 $12,066 $11,362 $13,821 $14,914 $19,590 $14,148 $15,647 $19,613 $22,901 MSCI EAFE Growth Index $10,000 $9,693 $12,003 $11,299 $13,201 $13,906 $18,102 $12,765 $14,163 $17,485 $20,438 MSCI EAFE Index $10,000 $9,697 $11,994 $11,197 $12,462 $11,629 $15,635 $12,063 $13,831 $17,046 $21,031 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 16.77% 8.96% 8.64% MSCI EAFE Growth Index 16.88% 8.00% 7.41% MSCI EAFE Index 23.38% 12.58% 7.72% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 7,682,678,887	$ 7,682,678,887	$ 7,682,678,887	$ 7,682,678,887	$ 7,682,678,887	$ 7,682,678,887	$ 7,682,678,887
Holdings Count | shares	69	69	69	69	69	69	69
Advisory Fees Paid, Amount	$ 53,563,376
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$7,682,678,887
Number of Holdings	69
Total Advisory Fee	$53,563,376
Portfolio Turnover	39%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 38.3 Information Technology 20.3 Financials 12.3 Materials 9.9 Consumer Discretionary 8.8 Communication Services 4.8 Health Care 3.5 Energy 0.4 Consumer Staples 0.3 Common Stocks 98.4 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.4 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 1.4 United States 22.1 France 15.4 Japan 14.0 United Kingdom 12.8 Sweden 7.9 Netherlands 6.3 Germany 5.4 Taiwan 4.0 Switzerland 3.5 Others 8.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 22.1 France - 15.4 Japan - 14.0 United Kingdom - 12.8 Sweden - 7.9 Netherlands - 6.3 Germany - 5.4 Taiwan - 4.0 Switzerland - 3.5 Others - 8.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) ASML Holding NV 5.2 Safran SA 5.1 CRH PLC 4.5 SAP SE 4.3 Taiwan Semiconductor Manufacturing Co Ltd 4.0 Airbus SE 3.4 Schneider Electric SE 3.4 Compass Group PLC 3.2 Linde PLC 2.8 Atlas Copco AB A Shares 2.7 38.6
Fidelity Advisor International Growth Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® International Growth Fund
Class Name	Fidelity Advisor® International Growth Fund Class C
Trading Symbol	FIGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Growth Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 203	1.89%

Expenses Paid, Amount	$ 203
Expense Ratio, Percent	1.89%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, security selection in the U.K., along with picks and an underweight in Japan, detracted from the fund's performance versus the MSCI EAFE Growth Index (Net MA) for the fiscal year.
•By sector, security selection was the primary detractor, especially within industrials. Investment choices in financials and consumer discretionary hurt as well.
•The biggest individual relative detractor was our non-benchmark stake in Linde (-7%), one of our largest holdings. Outsized exposure to Recruit Holdings (-20%), another of the fund's biggest positions this period, also hurt. Not owning Rolls-Royce Holdings, a benchmark component that gained about 126%, further pressured relative performance.
•In contrast, from a regional standpoint, an underweight in Europe ex U.K., primarily Denmark, and a non-benchmark allocation to emerging markets, contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark was an underweight in health care, especially in the pharmaceuticals, biotechnology & life sciences industry. Stock selection in materials also boosted the fund's relative performance, as did an overweight in industrials, capital goods firms in particular.
•The fund's non-benchmark stake in GE Vernova gained about 91% and was the top individual relative contributor. Outsized exposure to Safran (+59%), one of the fund's largest holdings, helped as well. A non-benchmark stake in Taiwan Semiconductor Manufacturing gained approximately 55% and was another plus. The company was among the fund's biggest positions this period.
•Notable changes in geographic positioning included decreased exposure to Denmark and a higher allocation to France. By sector, meaningful shifts included increased exposure to communication services and a lower allocation to health care stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Class C $10,000 $9,602 $11,807 $10,996 $13,231 $14,133 $18,378 $13,126 $14,368 $17,971 $20,923 MSCI EAFE Growth Index $10,000 $9,693 $12,003 $11,299 $13,201 $13,906 $18,102 $12,765 $14,163 $17,485 $20,438 MSCI EAFE Index $10,000 $9,697 $11,994 $11,197 $12,462 $11,629 $15,635 $12,063 $13,831 $17,046 $21,031 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 14.59% 7.84% 7.66% Class C 15.59% 7.84% 7.66% MSCI EAFE Growth Index 16.88% 8.00% 7.41% MSCI EAFE Index 23.38% 12.58% 7.72% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 7,682,678,887	$ 7,682,678,887	$ 7,682,678,887	$ 7,682,678,887	$ 7,682,678,887	$ 7,682,678,887	$ 7,682,678,887
Holdings Count | shares	69	69	69	69	69	69	69
Advisory Fees Paid, Amount	$ 53,563,376
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$7,682,678,887
Number of Holdings	69
Total Advisory Fee	$53,563,376
Portfolio Turnover	39%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 38.3 Information Technology 20.3 Financials 12.3 Materials 9.9 Consumer Discretionary 8.8 Communication Services 4.8 Health Care 3.5 Energy 0.4 Consumer Staples 0.3 Common Stocks 98.4 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.4 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 1.4 United States 22.1 France 15.4 Japan 14.0 United Kingdom 12.8 Sweden 7.9 Netherlands 6.3 Germany 5.4 Taiwan 4.0 Switzerland 3.5 Others 8.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 22.1 France - 15.4 Japan - 14.0 United Kingdom - 12.8 Sweden - 7.9 Netherlands - 6.3 Germany - 5.4 Taiwan - 4.0 Switzerland - 3.5 Others - 8.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) ASML Holding NV 5.2 Safran SA 5.1 CRH PLC 4.5 SAP SE 4.3 Taiwan Semiconductor Manufacturing Co Ltd 4.0 Airbus SE 3.4 Schneider Electric SE 3.4 Compass Group PLC 3.2 Linde PLC 2.8 Atlas Copco AB A Shares 2.7 38.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee Operating expenses

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee Operating expenses
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor International Growth Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® International Growth Fund
Class Name	Fidelity Advisor® International Growth Fund Class A
Trading Symbol	FIAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Growth Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 122	1.13%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, security selection in the U.K., along with picks and an underweight in Japan, detracted from the fund's performance versus the MSCI EAFE Growth Index (Net MA) for the fiscal year.
•By sector, security selection was the primary detractor, especially within industrials. Investment choices in financials and consumer discretionary hurt as well.
•The biggest individual relative detractor was our non-benchmark stake in Linde (-7%), one of our largest holdings. Outsized exposure to Recruit Holdings (-20%), another of the fund's biggest positions this period, also hurt. Not owning Rolls-Royce Holdings, a benchmark component that gained about 126%, further pressured relative performance.
•In contrast, from a regional standpoint, an underweight in Europe ex U.K., primarily Denmark, and a non-benchmark allocation to emerging markets, contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark was an underweight in health care, especially in the pharmaceuticals, biotechnology & life sciences industry. Stock selection in materials also boosted the fund's relative performance, as did an overweight in industrials, capital goods firms in particular.
•The fund's non-benchmark stake in GE Vernova gained about 91% and was the top individual relative contributor. Outsized exposure to Safran (+59%), one of the fund's largest holdings, helped as well. A non-benchmark stake in Taiwan Semiconductor Manufacturing gained approximately 55% and was another plus. The company was among the fund's biggest positions this period.
•Notable changes in geographic positioning included decreased exposure to Denmark and a higher allocation to France. By sector, meaningful shifts included increased exposure to communication services and a lower allocation to health care stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,122 $11,292 $10,601 $12,853 $13,837 $18,128 $13,053 $14,392 $18,001 $20,958 MSCI EAFE Growth Index $10,000 $9,693 $12,003 $11,299 $13,201 $13,906 $18,102 $12,765 $14,163 $17,485 $20,438 MSCI EAFE Index $10,000 $9,697 $11,994 $11,197 $12,462 $11,629 $15,635 $12,063 $13,831 $17,046 $21,031 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 9.73% 7.38% 7.68% Class A (without 5.75% sales charge) 16.42% 8.66% 8.32% MSCI EAFE Growth Index 16.88% 8.00% 7.41% MSCI EAFE Index 23.38% 12.58% 7.72% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 7,682,678,887	$ 7,682,678,887	$ 7,682,678,887	$ 7,682,678,887	$ 7,682,678,887	$ 7,682,678,887	$ 7,682,678,887
Holdings Count | shares	69	69	69	69	69	69	69
Advisory Fees Paid, Amount	$ 53,563,376
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$7,682,678,887
Number of Holdings	69
Total Advisory Fee	$53,563,376
Portfolio Turnover	39%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 38.3 Information Technology 20.3 Financials 12.3 Materials 9.9 Consumer Discretionary 8.8 Communication Services 4.8 Health Care 3.5 Energy 0.4 Consumer Staples 0.3 Common Stocks 98.4 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.4 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 1.4 United States 22.1 France 15.4 Japan 14.0 United Kingdom 12.8 Sweden 7.9 Netherlands 6.3 Germany 5.4 Taiwan 4.0 Switzerland 3.5 Others 8.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 22.1 France - 15.4 Japan - 14.0 United Kingdom - 12.8 Sweden - 7.9 Netherlands - 6.3 Germany - 5.4 Taiwan - 4.0 Switzerland - 3.5 Others - 8.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) ASML Holding NV 5.2 Safran SA 5.1 CRH PLC 4.5 SAP SE 4.3 Taiwan Semiconductor Manufacturing Co Ltd 4.0 Airbus SE 3.4 Schneider Electric SE 3.4 Compass Group PLC 3.2 Linde PLC 2.8 Atlas Copco AB A Shares 2.7 38.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee Operating expenses

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee Operating expenses
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity International Discovery K6 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® International Discovery K6 Fund
Class Name	Fidelity® International Discovery K6 Fund
Trading Symbol	FDKFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Discovery K6 Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Discovery K6 Fund	$ 68	0.60%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, stock selection in the U.K. and Japan contributed to the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, positioning was the primary contributor, especially an underweight in health care, where comparatively small exposure to pharmaceuticals, biotechnology & life sciences stocks helped most. Picks in communication services also boosted the fund's relative performance, as did security selection and an overweight in information technology, primarily within the semiconductors & semiconductor equipment industry.
•The top individual relative contributor was our non-benchmark stake in Zegona Communications (+277%), one of the fund's largest holding at period end. Outsized exposure to Rheinmetall (+275%) also helped, though we decreased our position this period. Still, the company was one of our biggest holdings the past 12 months. Another notable relative contributor was a non-benchmark stake in SK Hynix (+187%).
•In contrast, from a regional standpoint, non-benchmark allocations to Canada and the United States detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection in financials. Stock picks and an overweight in consumer discretionary also hampered the fund's result. Investment choices in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, hurt as well.
•The largest individual relative detractor was our non-benchmark stake in Constellation Software (-13%), one of the fund's largest holdings this period. An underweight in SoftBank (+183%), a position we established this period, also hurt. Another notable relative detractor was avoiding HSBC Holdings, a benchmark component that gained 62%.
•Notable changes in geographic positioning included increased exposure to China and a lower allocation to the Netherlands. By sector, meaningful shifts included increased exposure to communication services and a lower allocation to health care stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 13, 2019 through October 31, 2025. Initial investment of $10,000. Fidelity® International Discovery K6 Fund $10,000 $10,490 $11,383 $15,188 $10,578 $11,338 $14,683 MSCI EAFE Index $10,000 $10,497 $9,795 $13,170 $10,161 $11,650 $14,358 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® International Discovery K6 Fund 26.64% 10.32% 10.20% MSCI EAFE Index 23.38% 12.58% 9.36% A From June 13, 2019 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Jun. 13, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 636,125,588	$ 636,125,588	$ 636,125,588	$ 636,125,588	$ 636,125,588	$ 636,125,588	$ 636,125,588
Holdings Count | shares	143	143	143	143	143	143	143
Advisory Fees Paid, Amount	$ 3,388,513
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$636,125,588
Number of Holdings	143
Total Advisory Fee	$3,388,513
Portfolio Turnover	54%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 25.3 Industrials 20.0 Information Technology 19.5 Consumer Discretionary 10.8 Communication Services 9.2 Health Care 4.3 Materials 3.6 Consumer Staples 1.9 Energy 1.2 Common Stocks 95.4 Preferred Stocks 0.4 Short-Term Investments and Net Other Assets (Liabilities) 4.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.4 Preferred Stocks - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 4.2 Japan 18.7 United Kingdom 15.3 Germany 9.2 United States 7.4 France 6.8 Italy 4.7 China 4.3 Netherlands 4.0 Canada 3.9 Others 25.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 18.7 United Kingdom - 15.3 Germany - 9.2 United States - 7.4 France - 6.8 Italy - 4.7 China - 4.3 Netherlands - 4.0 Canada - 3.9 Others - 25.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Zegona Communications plc 4.0 Taiwan Semiconductor Manufacturing Co Ltd 3.3 Hitachi Ltd 3.3 UniCredit SpA 2.1 Siemens AG 2.0 ASML Holding NV 1.9 Safran SA 1.9 Tencent Holdings Ltd 1.8 SAP SE 1.7 3i Group PLC 1.7 23.7
Fidelity International Discovery Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® International Discovery Fund
Class Name	Fidelity® International Discovery Fund
Trading Symbol	FIGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Discovery Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Discovery Fund	$ 75	0.66%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, stock picking in Japan and a non-benchmark allocation to emerging markets contributed to the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, positioning was the primary contributor, especially an underweight in health care, where comparatively small exposure to pharmaceuticals, biotechnology & life sciences firms helped most. Stock picks and an overweight in information technology, primarily within the semiconductors & semiconductor equipment industry, also boosted relative performance. Further lifting the fund's relative result was security selection in communication services.
•The top individual relative contributor was an overweight in Rheinmetall (+276%), where we decreased our stake the past 12 months. Still, the stock was one of the fund's biggest holdings this period. A second notable relative contributor was non-benchmark exposure to Zegona Communications (+277%), one of our biggest holdings. A non-benchmark stake in SK Hynix (+189%) also added value.
•In contrast, from a regional standpoint, non-benchmark allocations to Canada and the United States detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection in financials. Stock picks and an overweight in consumer discretionary also hampered the fund's return. Investment choices in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, proved detrimental as well.
•The fund's non-benchmark stake in Constellation Software returned approximately -13% and was the largest individual relative detractor. The stock was one of the fund's largest holdings this period. Another notable relative detractor was an underweight in SoftBank (+183%), a position we established this period. Avoiding HSBC Holdings, a benchmark component that gained 62%, hurt as well.
•Notable changes in geographic positioning included higher allocations to China and Germany. By sector, meaningful shifts included increased exposure to communication services and a lower allocation to health care stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Fidelity® International Discovery Fund $10,000 $9,547 $12,061 $10,878 $12,218 $13,243 $17,652 $12,293 $13,158 $17,042 $21,314 MSCI EAFE Index $10,000 $9,697 $11,994 $11,197 $12,462 $11,629 $15,635 $12,063 $13,831 $17,046 $21,031 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® International Discovery Fund 25.07% 9.99% 7.86% MSCI EAFE Index 23.38% 12.58% 7.72% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 12,051,021,438	$ 12,051,021,438	$ 12,051,021,438	$ 12,051,021,438	$ 12,051,021,438	$ 12,051,021,438	$ 12,051,021,438
Holdings Count | shares	146	146	146	146	146	146	146
Advisory Fees Paid, Amount	$ 65,899,952
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$12,051,021,438
Number of Holdings	146
Total Advisory Fee	$65,899,952
Portfolio Turnover	54%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 25.3 Industrials 20.4 Information Technology 19.5 Consumer Discretionary 10.9 Communication Services 8.3 Health Care 4.2 Materials 3.8 Consumer Staples 2.0 Energy 1.3 Common Stocks 95.1 Preferred Stocks 0.6 Short-Term Investments and Net Other Assets (Liabilities) 4.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.1 Preferred Stocks - 0.6 Short-Term Investments and Net Other Assets (Liabilities) - 4.3 Japan 19.0 United Kingdom 14.3 Germany 9.3 United States 7.5 France 7.0 China 4.5 Italy 4.4 Netherlands 4.0 Canada 4.0 Others 26.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 19.0 United Kingdom - 14.3 Germany - 9.3 United States - 7.5 France - 7.0 China - 4.5 Italy - 4.4 Netherlands - 4.0 Canada - 4.0 Others - 26.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 3.4 Hitachi Ltd 3.3 Zegona Communications plc 2.8 UniCredit SpA 2.2 Siemens AG 2.0 ASML Holding NV 1.9 Safran SA 1.9 Tencent Holdings Ltd 1.8 3i Group PLC 1.8 SAP SE 1.7 22.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor International Discovery Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® International Discovery Fund
Class Name	Fidelity Advisor® International Discovery Fund Class Z
Trading Symbol	FZAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Discovery Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 66	0.59%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, stock picking in Japan and a non-benchmark allocation to emerging markets contributed to the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, positioning was the primary contributor, especially an underweight in health care, where comparatively small exposure to pharmaceuticals, biotechnology & life sciences firms helped most. Stock picks and an overweight in information technology, primarily within the semiconductors & semiconductor equipment industry, also boosted relative performance. Further lifting the fund's relative result was security selection in communication services.
•The top individual relative contributor was an overweight in Rheinmetall (+276%), where we decreased our stake the past 12 months. Still, the stock was one of the fund's biggest holdings this period. A second notable relative contributor was non-benchmark exposure to Zegona Communications (+277%), one of our biggest holdings. A non-benchmark stake in SK Hynix (+189%) also added value.
•In contrast, from a regional standpoint, non-benchmark allocations to Canada and the United States detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection in financials. Stock picks and an overweight in consumer discretionary also hampered the fund's return. Investment choices in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, proved detrimental as well.
•The fund's non-benchmark stake in Constellation Software returned approximately -13% and was the largest individual relative detractor. The stock was one of the fund's largest holdings this period. Another notable relative detractor was an underweight in SoftBank (+183%), a position we established this period. Avoiding HSBC Holdings, a benchmark component that gained 62%, hurt as well.
•Notable changes in geographic positioning included higher allocations to China and Germany. By sector, meaningful shifts included increased exposure to communication services and a lower allocation to health care stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Class Z $10,000 $9,564 $12,093 $10,922 $12,278 $13,325 $17,776 $12,392 $13,276 $17,212 $21,544 MSCI EAFE Index $10,000 $9,697 $11,994 $11,197 $12,462 $11,629 $15,635 $12,063 $13,831 $17,046 $21,031 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class Z 25.17% 10.09% 7.98% MSCI EAFE Index 23.38% 12.58% 7.72% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 12,051,021,438	$ 12,051,021,438	$ 12,051,021,438	$ 12,051,021,438	$ 12,051,021,438	$ 12,051,021,438	$ 12,051,021,438
Holdings Count | shares	146	146	146	146	146	146	146
Advisory Fees Paid, Amount	$ 65,899,952
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$12,051,021,438
Number of Holdings	146
Total Advisory Fee	$65,899,952
Portfolio Turnover	54%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 25.3 Industrials 20.4 Information Technology 19.5 Consumer Discretionary 10.9 Communication Services 8.3 Health Care 4.2 Materials 3.8 Consumer Staples 2.0 Energy 1.3 Common Stocks 95.1 Preferred Stocks 0.6 Short-Term Investments and Net Other Assets (Liabilities) 4.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.1 Preferred Stocks - 0.6 Short-Term Investments and Net Other Assets (Liabilities) - 4.3 Japan 19.0 United Kingdom 14.3 Germany 9.3 United States 7.5 France 7.0 China 4.5 Italy 4.4 Netherlands 4.0 Canada 4.0 Others 26.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 19.0 United Kingdom - 14.3 Germany - 9.3 United States - 7.5 France - 7.0 China - 4.5 Italy - 4.4 Netherlands - 4.0 Canada - 4.0 Others - 26.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 3.4 Hitachi Ltd 3.3 Zegona Communications plc 2.8 UniCredit SpA 2.2 Siemens AG 2.0 ASML Holding NV 1.9 Safran SA 1.9 Tencent Holdings Ltd 1.8 3i Group PLC 1.8 SAP SE 1.7 22.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor International Discovery Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® International Discovery Fund
Class Name	Fidelity Advisor® International Discovery Fund Class M
Trading Symbol	FTADX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Discovery Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 135	1.20%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, stock picking in Japan and a non-benchmark allocation to emerging markets contributed to the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, positioning was the primary contributor, especially an underweight in health care, where comparatively small exposure to pharmaceuticals, biotechnology & life sciences firms helped most. Stock picks and an overweight in information technology, primarily within the semiconductors & semiconductor equipment industry, also boosted relative performance. Further lifting the fund's relative result was security selection in communication services.
•The top individual relative contributor was an overweight in Rheinmetall (+276%), where we decreased our stake the past 12 months. Still, the stock was one of the fund's biggest holdings this period. A second notable relative contributor was non-benchmark exposure to Zegona Communications (+277%), one of our biggest holdings. A non-benchmark stake in SK Hynix (+189%) also added value.
•In contrast, from a regional standpoint, non-benchmark allocations to Canada and the United States detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection in financials. Stock picks and an overweight in consumer discretionary also hampered the fund's return. Investment choices in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, proved detrimental as well.
•The fund's non-benchmark stake in Constellation Software returned approximately -13% and was the largest individual relative detractor. The stock was one of the fund's largest holdings this period. Another notable relative detractor was an underweight in SoftBank (+183%), a position we established this period. Avoiding HSBC Holdings, a benchmark component that gained 62%, hurt as well.
•Notable changes in geographic positioning included higher allocations to China and Germany. By sector, meaningful shifts included increased exposure to communication services and a lower allocation to health care stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,160 $11,502 $10,316 $11,515 $12,410 $16,447 $11,388 $12,117 $15,608 $19,415 MSCI EAFE Index $10,000 $9,697 $11,994 $11,197 $12,462 $11,629 $15,635 $12,063 $13,831 $17,046 $21,031 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 20.04% 8.59% 6.86% Class M (without 3.50% sales charge) 24.39% 9.36% 7.24% MSCI EAFE Index 23.38% 12.58% 7.72% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 12,051,021,438	$ 12,051,021,438	$ 12,051,021,438	$ 12,051,021,438	$ 12,051,021,438	$ 12,051,021,438	$ 12,051,021,438
Holdings Count | shares	146	146	146	146	146	146	146
Advisory Fees Paid, Amount	$ 65,899,952
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$12,051,021,438
Number of Holdings	146
Total Advisory Fee	$65,899,952
Portfolio Turnover	54%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 25.3 Industrials 20.4 Information Technology 19.5 Consumer Discretionary 10.9 Communication Services 8.3 Health Care 4.2 Materials 3.8 Consumer Staples 2.0 Energy 1.3 Common Stocks 95.1 Preferred Stocks 0.6 Short-Term Investments and Net Other Assets (Liabilities) 4.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.1 Preferred Stocks - 0.6 Short-Term Investments and Net Other Assets (Liabilities) - 4.3 Japan 19.0 United Kingdom 14.3 Germany 9.3 United States 7.5 France 7.0 China 4.5 Italy 4.4 Netherlands 4.0 Canada 4.0 Others 26.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 19.0 United Kingdom - 14.3 Germany - 9.3 United States - 7.5 France - 7.0 China - 4.5 Italy - 4.4 Netherlands - 4.0 Canada - 4.0 Others - 26.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 3.4 Hitachi Ltd 3.3 Zegona Communications plc 2.8 UniCredit SpA 2.2 Siemens AG 2.0 ASML Holding NV 1.9 Safran SA 1.9 Tencent Holdings Ltd 1.8 3i Group PLC 1.8 SAP SE 1.7 22.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity International Discovery Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® International Discovery Fund
Class Name	Fidelity® International Discovery Fund Class K
Trading Symbol	FIDKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Discovery Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 66	0.59%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, stock picking in Japan and a non-benchmark allocation to emerging markets contributed to the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, positioning was the primary contributor, especially an underweight in health care, where comparatively small exposure to pharmaceuticals, biotechnology & life sciences firms helped most. Stock picks and an overweight in information technology, primarily within the semiconductors & semiconductor equipment industry, also boosted relative performance. Further lifting the fund's relative result was security selection in communication services.
•The top individual relative contributor was an overweight in Rheinmetall (+276%), where we decreased our stake the past 12 months. Still, the stock was one of the fund's biggest holdings this period. A second notable relative contributor was non-benchmark exposure to Zegona Communications (+277%), one of our biggest holdings. A non-benchmark stake in SK Hynix (+189%) also added value.
•In contrast, from a regional standpoint, non-benchmark allocations to Canada and the United States detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection in financials. Stock picks and an overweight in consumer discretionary also hampered the fund's return. Investment choices in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, proved detrimental as well.
•The fund's non-benchmark stake in Constellation Software returned approximately -13% and was the largest individual relative detractor. The stock was one of the fund's largest holdings this period. Another notable relative detractor was an underweight in SoftBank (+183%), a position we established this period. Avoiding HSBC Holdings, a benchmark component that gained 62%, hurt as well.
•Notable changes in geographic positioning included higher allocations to China and Germany. By sector, meaningful shifts included increased exposure to communication services and a lower allocation to health care stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Class K $10,000 $9,562 $12,093 $10,920 $12,275 $13,321 $17,770 $12,390 $13,276 $17,211 $21,540 MSCI EAFE Index $10,000 $9,697 $11,994 $11,197 $12,462 $11,629 $15,635 $12,063 $13,831 $17,046 $21,031 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class K 25.15% 10.09% 7.98% MSCI EAFE Index 23.38% 12.58% 7.72% Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 12,051,021,438	$ 12,051,021,438	$ 12,051,021,438	$ 12,051,021,438	$ 12,051,021,438	$ 12,051,021,438	$ 12,051,021,438
Holdings Count | shares	146	146	146	146	146	146	146
Advisory Fees Paid, Amount	$ 65,899,952
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$12,051,021,438
Number of Holdings	146
Total Advisory Fee	$65,899,952
Portfolio Turnover	54%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 25.3 Industrials 20.4 Information Technology 19.5 Consumer Discretionary 10.9 Communication Services 8.3 Health Care 4.2 Materials 3.8 Consumer Staples 2.0 Energy 1.3 Common Stocks 95.1 Preferred Stocks 0.6 Short-Term Investments and Net Other Assets (Liabilities) 4.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.1 Preferred Stocks - 0.6 Short-Term Investments and Net Other Assets (Liabilities) - 4.3 Japan 19.0 United Kingdom 14.3 Germany 9.3 United States 7.5 France 7.0 China 4.5 Italy 4.4 Netherlands 4.0 Canada 4.0 Others 26.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 19.0 United Kingdom - 14.3 Germany - 9.3 United States - 7.5 France - 7.0 China - 4.5 Italy - 4.4 Netherlands - 4.0 Canada - 4.0 Others - 26.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 3.4 Hitachi Ltd 3.3 Zegona Communications plc 2.8 UniCredit SpA 2.2 Siemens AG 2.0 ASML Holding NV 1.9 Safran SA 1.9 Tencent Holdings Ltd 1.8 3i Group PLC 1.8 SAP SE 1.7 22.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor International Discovery Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® International Discovery Fund
Class Name	Fidelity Advisor® International Discovery Fund Class I
Trading Symbol	FIADX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Discovery Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 79	0.70%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, stock picking in Japan and a non-benchmark allocation to emerging markets contributed to the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, positioning was the primary contributor, especially an underweight in health care, where comparatively small exposure to pharmaceuticals, biotechnology & life sciences firms helped most. Stock picks and an overweight in information technology, primarily within the semiconductors & semiconductor equipment industry, also boosted relative performance. Further lifting the fund's relative result was security selection in communication services.
•The top individual relative contributor was an overweight in Rheinmetall (+276%), where we decreased our stake the past 12 months. Still, the stock was one of the fund's biggest holdings this period. A second notable relative contributor was non-benchmark exposure to Zegona Communications (+277%), one of our biggest holdings. A non-benchmark stake in SK Hynix (+189%) also added value.
•In contrast, from a regional standpoint, non-benchmark allocations to Canada and the United States detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection in financials. Stock picks and an overweight in consumer discretionary also hampered the fund's return. Investment choices in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, proved detrimental as well.
•The fund's non-benchmark stake in Constellation Software returned approximately -13% and was the largest individual relative detractor. The stock was one of the fund's largest holdings this period. Another notable relative detractor was an underweight in SoftBank (+183%), a position we established this period. Avoiding HSBC Holdings, a benchmark component that gained 62%, hurt as well.
•Notable changes in geographic positioning included higher allocations to China and Germany. By sector, meaningful shifts included increased exposure to communication services and a lower allocation to health care stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Class I $10,000 $9,548 $12,059 $10,876 $12,210 $13,232 $17,633 $12,278 $13,138 $17,013 $21,268 MSCI EAFE Index $10,000 $9,697 $11,994 $11,197 $12,462 $11,629 $15,635 $12,063 $13,831 $17,046 $21,031 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 25.01% 9.96% 7.84% MSCI EAFE Index 23.38% 12.58% 7.72% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 12,051,021,438	$ 12,051,021,438	$ 12,051,021,438	$ 12,051,021,438	$ 12,051,021,438	$ 12,051,021,438	$ 12,051,021,438
Holdings Count | shares	146	146	146	146	146	146	146
Advisory Fees Paid, Amount	$ 65,899,952
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$12,051,021,438
Number of Holdings	146
Total Advisory Fee	$65,899,952
Portfolio Turnover	54%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 25.3 Industrials 20.4 Information Technology 19.5 Consumer Discretionary 10.9 Communication Services 8.3 Health Care 4.2 Materials 3.8 Consumer Staples 2.0 Energy 1.3 Common Stocks 95.1 Preferred Stocks 0.6 Short-Term Investments and Net Other Assets (Liabilities) 4.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.1 Preferred Stocks - 0.6 Short-Term Investments and Net Other Assets (Liabilities) - 4.3 Japan 19.0 United Kingdom 14.3 Germany 9.3 United States 7.5 France 7.0 China 4.5 Italy 4.4 Netherlands 4.0 Canada 4.0 Others 26.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 19.0 United Kingdom - 14.3 Germany - 9.3 United States - 7.5 France - 7.0 China - 4.5 Italy - 4.4 Netherlands - 4.0 Canada - 4.0 Others - 26.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 3.4 Hitachi Ltd 3.3 Zegona Communications plc 2.8 UniCredit SpA 2.2 Siemens AG 2.0 ASML Holding NV 1.9 Safran SA 1.9 Tencent Holdings Ltd 1.8 3i Group PLC 1.8 SAP SE 1.7 22.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor International Discovery Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® International Discovery Fund
Class Name	Fidelity Advisor® International Discovery Fund Class C
Trading Symbol	FCADX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Discovery Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 191	1.70%

Expenses Paid, Amount	$ 191
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, stock picking in Japan and a non-benchmark allocation to emerging markets contributed to the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, positioning was the primary contributor, especially an underweight in health care, where comparatively small exposure to pharmaceuticals, biotechnology & life sciences firms helped most. Stock picks and an overweight in information technology, primarily within the semiconductors & semiconductor equipment industry, also boosted relative performance. Further lifting the fund's relative result was security selection in communication services.
•The top individual relative contributor was an overweight in Rheinmetall (+276%), where we decreased our stake the past 12 months. Still, the stock was one of the fund's biggest holdings this period. A second notable relative contributor was non-benchmark exposure to Zegona Communications (+277%), one of our biggest holdings. A non-benchmark stake in SK Hynix (+189%) also added value.
•In contrast, from a regional standpoint, non-benchmark allocations to Canada and the United States detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection in financials. Stock picks and an overweight in consumer discretionary also hampered the fund's return. Investment choices in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, proved detrimental as well.
•The fund's non-benchmark stake in Constellation Software returned approximately -13% and was the largest individual relative detractor. The stock was one of the fund's largest holdings this period. Another notable relative detractor was an underweight in SoftBank (+183%), a position we established this period. Avoiding HSBC Holdings, a benchmark component that gained 62%, hurt as well.
•Notable changes in geographic positioning included higher allocations to China and Germany. By sector, meaningful shifts included increased exposure to communication services and a lower allocation to health care stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Class C $10,000 $9,443 $11,797 $10,523 $11,682 $12,522 $16,502 $11,363 $12,027 $15,532 $19,367 MSCI EAFE Index $10,000 $9,697 $11,994 $11,197 $12,462 $11,629 $15,635 $12,063 $13,831 $17,046 $21,031 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 22.77% 8.79% 6.83% Class C 23.77% 8.79% 6.83% MSCI EAFE Index 23.38% 12.58% 7.72% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 12,051,021,438	$ 12,051,021,438	$ 12,051,021,438	$ 12,051,021,438	$ 12,051,021,438	$ 12,051,021,438	$ 12,051,021,438
Holdings Count | shares	146	146	146	146	146	146	146
Advisory Fees Paid, Amount	$ 65,899,952
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$12,051,021,438
Number of Holdings	146
Total Advisory Fee	$65,899,952
Portfolio Turnover	54%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 25.3 Industrials 20.4 Information Technology 19.5 Consumer Discretionary 10.9 Communication Services 8.3 Health Care 4.2 Materials 3.8 Consumer Staples 2.0 Energy 1.3 Common Stocks 95.1 Preferred Stocks 0.6 Short-Term Investments and Net Other Assets (Liabilities) 4.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.1 Preferred Stocks - 0.6 Short-Term Investments and Net Other Assets (Liabilities) - 4.3 Japan 19.0 United Kingdom 14.3 Germany 9.3 United States 7.5 France 7.0 China 4.5 Italy 4.4 Netherlands 4.0 Canada 4.0 Others 26.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 19.0 United Kingdom - 14.3 Germany - 9.3 United States - 7.5 France - 7.0 China - 4.5 Italy - 4.4 Netherlands - 4.0 Canada - 4.0 Others - 26.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 3.4 Hitachi Ltd 3.3 Zegona Communications plc 2.8 UniCredit SpA 2.2 Siemens AG 2.0 ASML Holding NV 1.9 Safran SA 1.9 Tencent Holdings Ltd 1.8 3i Group PLC 1.8 SAP SE 1.7 22.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor International Discovery Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® International Discovery Fund
Class Name	Fidelity Advisor® International Discovery Fund Class A
Trading Symbol	FAIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Discovery Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 107	0.95%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, stock picking in Japan and a non-benchmark allocation to emerging markets contributed to the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, positioning was the primary contributor, especially an underweight in health care, where comparatively small exposure to pharmaceuticals, biotechnology & life sciences firms helped most. Stock picks and an overweight in information technology, primarily within the semiconductors & semiconductor equipment industry, also boosted relative performance. Further lifting the fund's relative result was security selection in communication services.
•The top individual relative contributor was an overweight in Rheinmetall (+276%), where we decreased our stake the past 12 months. Still, the stock was one of the fund's biggest holdings this period. A second notable relative contributor was non-benchmark exposure to Zegona Communications (+277%), one of our biggest holdings. A non-benchmark stake in SK Hynix (+189%) also added value.
•In contrast, from a regional standpoint, non-benchmark allocations to Canada and the United States detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection in financials. Stock picks and an overweight in consumer discretionary also hampered the fund's return. Investment choices in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, proved detrimental as well.
•The fund's non-benchmark stake in Constellation Software returned approximately -13% and was the largest individual relative detractor. The stock was one of the fund's largest holdings this period. Another notable relative detractor was an underweight in SoftBank (+183%), a position we established this period. Avoiding HSBC Holdings, a benchmark component that gained 62%, hurt as well.
•Notable changes in geographic positioning included higher allocations to China and Germany. By sector, meaningful shifts included increased exposure to communication services and a lower allocation to health care stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $8,970 $11,291 $10,150 $11,357 $12,268 $16,300 $11,317 $12,069 $15,587 $19,436 MSCI EAFE Index $10,000 $9,697 $11,994 $11,197 $12,462 $11,629 $15,635 $12,063 $13,831 $17,046 $21,031 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 17.53% 8.35% 6.87% Class A (without 5.75% sales charge) 24.70% 9.64% 7.51% MSCI EAFE Index 23.38% 12.58% 7.72% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 12,051,021,438	$ 12,051,021,438	$ 12,051,021,438	$ 12,051,021,438	$ 12,051,021,438	$ 12,051,021,438	$ 12,051,021,438
Holdings Count | shares	146	146	146	146	146	146	146
Advisory Fees Paid, Amount	$ 65,899,952
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$12,051,021,438
Number of Holdings	146
Total Advisory Fee	$65,899,952
Portfolio Turnover	54%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 25.3 Industrials 20.4 Information Technology 19.5 Consumer Discretionary 10.9 Communication Services 8.3 Health Care 4.2 Materials 3.8 Consumer Staples 2.0 Energy 1.3 Common Stocks 95.1 Preferred Stocks 0.6 Short-Term Investments and Net Other Assets (Liabilities) 4.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.1 Preferred Stocks - 0.6 Short-Term Investments and Net Other Assets (Liabilities) - 4.3 Japan 19.0 United Kingdom 14.3 Germany 9.3 United States 7.5 France 7.0 China 4.5 Italy 4.4 Netherlands 4.0 Canada 4.0 Others 26.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 19.0 United Kingdom - 14.3 Germany - 9.3 United States - 7.5 France - 7.0 China - 4.5 Italy - 4.4 Netherlands - 4.0 Canada - 4.0 Others - 26.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 3.4 Hitachi Ltd 3.3 Zegona Communications plc 2.8 UniCredit SpA 2.2 Siemens AG 2.0 ASML Holding NV 1.9 Safran SA 1.9 Tencent Holdings Ltd 1.8 3i Group PLC 1.8 SAP SE 1.7 22.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity International Capital Appreciation K6 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® International Capital Appreciation K6 Fund
Class Name	Fidelity® International Capital Appreciation K6 Fund
Trading Symbol	FAPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Capital Appreciation K6 Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Capital Appreciation K6 Fund	$ 71	0.65%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, an underweight in emerging markets, along with picks and an overweight in Europe ex U.K., detracted from the fund's performance versus the MSCI All Country World ex US Index (Net MA) for the fiscal year.
•By sector, security selection was the primary detractor, especially within financials. Also hurting our result were picks in consumer discretionary and information technology.
•The largest individual relative detractor was an overweight in Constellation Software (-12%), one of the fund's largest holdings this period. A stake in Wolters Kluwer (-33%) hurt as well. Another notable relative detractor was Ferrari (-18%), though the stock was not held at period end.
•In contrast, from a regional standpoint, picks in emerging markets, primarily Taiwan, and an overweight in the U.K., contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark was an underweight in health care, especially among pharmaceuticals, biotechnology & life sciences firms. Stock picking in materials also boosted the fund's relative performance, as did an underweight in consumer staples.
•The top individual relative contributor was an overweight in Rolls-Royce Holdings (+125%), one of the fund's largest holdings. Outsized exposure to Mitsubishi Heavy Industries (+113%), an investment we established this period, helped as well. The stock was among the fund's biggest holdings at period end. An overweight in Siemens Energy (+104%), a position we established this period, was another plus.
•Notable changes in geographic positioning included higher allocations to Spain and Germany. By sector, meaningful shift included decreased exposure to health care and a higher allocation to communication services stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 25, 2017 through October 31, 2025. Initial investment of $10,000. Fidelity® International Capital Appreciation K6 Fund $10,000 $11,010 $10,199 $12,535 $14,267 $18,252 $12,624 $14,646 $18,973 MSCI ACWI (All Country World Index) ex USA Index $10,000 $10,820 $9,946 $11,087 $10,814 $14,042 $10,587 $11,886 $14,803 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® International Capital Appreciation K6 Fund 17.26% 9.29% 9.94% MSCI ACWI (All Country World Index) ex USA Index 25.17% 11.37% 7.58% A From May 25, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date						May 25, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 2,130,280,689	$ 2,130,280,689	$ 2,130,280,689	$ 2,130,280,689	$ 2,130,280,689	$ 2,130,280,689	$ 2,130,280,689
Holdings Count | shares	66	66	66	66	66	66	66
Advisory Fees Paid, Amount	$ 12,015,150
Investment Company Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$2,130,280,689
Number of Holdings	66
Total Advisory Fee	$12,015,150
Portfolio Turnover	110%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 32.8 Financials 23.6 Information Technology 16.1 Consumer Discretionary 8.7 Materials 8.2 Communication Services 7.9 Utilities 2.0 Common Stocks 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 23.4 Germany 11.4 United Kingdom 9.4 India 9.0 Japan 7.3 Canada 7.0 Taiwan 5.7 China 5.2 France 4.8 Others 16.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 23.4 Germany - 11.4 United Kingdom - 9.4 India - 9.0 Japan - 7.3 Canada - 7.0 Taiwan - 5.7 China - 5.2 France - 4.8 Others - 16.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 5.7 Tencent Holdings Ltd 3.4 Hitachi Ltd 2.6 Schneider Electric SE 2.3 SAP SE 2.2 Rolls-Royce Holdings PLC 2.2 Iberdrola SA 2.0 Safran SA 1.9 Mitsubishi Heavy Industries Ltd 1.9 Prosus NV Class N 1.8 26.0
Fidelity Global Equity Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Global Equity Income Fund
Class Name	Fidelity® Global Equity Income Fund
Trading Symbol	FGILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Global Equity Income Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Global Equity Income Fund	$ 99	0.89%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) Index, supported by resilient global economic growth, slowing inflation, global monetary easing and corporate earnings growth.
•Against this backdrop, picks in Europe ex U.K., primarily in Germany, and stock selection and an underweight in emerging markets contributed to the fund's performance versus the MSCI All Country World Index (Net MA) for the fiscal year.
•By sector, security selection was the primary contributor, led by industrials, where our stock picks in capital goods helped most. Picks in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, and utilities also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Rheinmetall (+282%). This period we decreased our stake in Rheinmetall. The stock was among the fund's biggest holdings. A second notable relative contributor was an overweight in Taiwan Semiconductor Manufacturing (+53%). The stock was one of our biggest holdings. Another notable relative contributor was an overweight in Samsung Electronics (+78%). The company was a top holdings on October 31.
•In contrast, from a regional standpoint, stock picks in the United States and Canada detracted from the fund's relative result.
•By sector, the biggest relative detractors were stock selection and an underweight in information technology. Security selection in consumer discretionary also hampered the fund's result, as did stock selection and an underweight in communication services.
•Not owning Nvidia, a benchmark component that gained about 53%, was the biggest individual relative detractor. The second-largest relative detractor was an overweight in NXP Semiconductors (-9%). The stock was among our largest holdings. Another notable relative detractor this period was avoiding Tesla, a benchmark component that gained approximately 83%.
•Notable changes in positioning include higher allocations to the United Kingdom and Germany. By sector, meaningful changes in positioning include decreased exposure to materials and a higher allocation to communication services.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Fidelity® Global Equity Income Fund $10,000 $10,213 $12,185 $11,956 $13,702 $14,311 $19,332 $17,118 $18,036 $22,938 $28,197 MSCI ACWI (All Country World Index) Index $10,000 $10,248 $12,676 $12,658 $14,311 $15,068 $20,749 $16,664 $18,482 $24,624 $30,294 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Global Equity Income Fund 22.93% 14.53% 10.92% MSCI ACWI (All Country World Index) Index 23.03% 14.99% 11.72% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 391,033,951	$ 391,033,951	$ 391,033,951	$ 391,033,951	$ 391,033,951	$ 391,033,951	$ 391,033,951
Holdings Count | shares	146	146	146	146	146	146	146
Advisory Fees Paid, Amount	$ 2,568,424
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$391,033,951
Number of Holdings	146
Total Advisory Fee	$2,568,424
Portfolio Turnover	19%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 24.4 Financials 13.8 Industrials 13.2 Health Care 10.0 Consumer Discretionary 8.4 Consumer Staples 8.2 Communication Services 8.1 Utilities 3.7 Energy 3.7 Materials 2.4 Real Estate 1.1 Common Stocks 97.0 Short-Term Investments and Net Other Assets (Liabilities) 3.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.0 United States 61.1 United Kingdom 8.8 Japan 4.8 Germany 4.4 Canada 4.2 Taiwan 3.8 France 3.3 Korea (South) 1.7 Italy 1.6 Others 6.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 61.1 United Kingdom - 8.8 Japan - 4.8 Germany - 4.4 Canada - 4.2 Taiwan - 3.8 France - 3.3 Korea (South) - 1.7 Italy - 1.6 Others - 6.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Microsoft Corp 5.6 Apple Inc 5.3 Taiwan Semiconductor Manufacturing Co Ltd 3.8 Alphabet Inc Class A 3.6 Rheinmetall AG 2.4 Broadcom Inc 2.1 JPMorgan Chase & Co 2.1 Samsung Electronics Co Ltd 1.7 NXP Semiconductors NV 1.4 AbbVie Inc 1.4 29.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The class reduced its contractual expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The class reduced its contractual expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Europe Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Europe Fund
Class Name	Fidelity® Europe Fund
Trading Symbol	FIEUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Europe Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Europe Fund	$ 88	0.77%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, stock picks in Europe ex U.K. and positioning in the U.K. contributed to the fund's performance versus the MSCI Europe Index (Net MA) for the fiscal year.
•By sector, security selection was the primary contributor, especially within industrials, where our stock picks in capital goods helped most. Stock picks in communication services and consumer discretionary, primarily within the consumer discretionary distribution & retail industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Rheinmetall (+281%). We reduced our holdings in the company. A non-benchmark stake in Zegona Communications gained 279% and was a second notable relative contributor. This period we increased our position in Zegona Communications. The stock was among the fund's biggest holdings at period end. Another notable relative contributor was an overweight in Rolls-Royce Holdings (+125%). The company was among our largest holdings.
•In contrast, by sector, the biggest detractor from performance versus the benchmark was stock picking in financials. An overweight in consumer discretionary, primarily within the consumer durables & apparel industry, also hampered the fund's result. Also hurting our result were stock selection and an underweight in utilities.
•Not owning HSBC Holdings, a benchmark component that gained 62%, was the largest individual relative detractor. The second-largest relative detractor was our stake in Ferrari (-17%). This period we decreased our position in Ferrari. Not owning Banco Bilbao Vizcaya Argentaria, a benchmark component that gained roughly 110%, was another notable relative detractor.
•Notable changes in positioning include decreased exposure to Denmark and Italy. By sector, meaningful changes in positioning include increased exposure to communication services and a lower allocation to consumer staples.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Fidelity® Europe Fund $10,000 $9,358 $11,796 $10,729 $11,540 $12,111 $15,986 $11,179 $12,400 $15,137 $19,503 MSCI Europe Index $10,000 $9,277 $11,813 $10,858 $12,076 $10,980 $15,514 $11,994 $13,919 $17,090 $21,132 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Europe Fund 28.85% 10.00% 6.91% MSCI Europe Index 23.65% 13.99% 7.77% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 929,388,748	$ 929,388,748	$ 929,388,748	$ 929,388,748	$ 929,388,748	$ 929,388,748	$ 929,388,748
Holdings Count | shares	101	101	101	101	101	101	101
Advisory Fees Paid, Amount	$ 5,540,950
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$929,388,748
Number of Holdings	101
Total Advisory Fee	$5,540,950
Portfolio Turnover	51%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 23.5 Industrials 18.7 Consumer Discretionary 12.0 Health Care 11.9 Information Technology 11.0 Communication Services 7.0 Consumer Staples 5.2 Materials 4.5 Energy 3.7 Utilities 0.7 Common Stocks 98.1 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 1.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.1 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 1.8 United Kingdom 22.0 Germany 15.1 France 14.7 United States 11.1 Italy 5.7 Sweden 4.7 Netherlands 4.6 Spain 3.9 Switzerland 3.2 Others 15.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United Kingdom - 22.0 Germany - 15.1 France - 14.7 United States - 11.1 Italy - 5.7 Sweden - 4.7 Netherlands - 4.6 Spain - 3.9 Switzerland - 3.2 Others - 15.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) ASML Holding NV 3.5 Astrazeneca PLC 3.1 Shell PLC 3.0 Rolls-Royce Holdings PLC 2.9 SAP SE 2.4 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.2 Siemens Energy AG 2.2 Zegona Communications plc 2.1 Siemens AG 2.1 Banco Santander SA 1.9 25.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Europe Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Europe Fund
Class Name	Fidelity Advisor® Europe Fund Class Z
Trading Symbol	FIQHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Europe Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 77	0.67%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, stock picks in Europe ex U.K. and positioning in the U.K. contributed to the fund's performance versus the MSCI Europe Index (Net MA) for the fiscal year.
•By sector, security selection was the primary contributor, especially within industrials, where our stock picks in capital goods helped most. Stock picks in communication services and consumer discretionary, primarily within the consumer discretionary distribution & retail industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Rheinmetall (+281%). We reduced our holdings in the company. A non-benchmark stake in Zegona Communications gained 279% and was a second notable relative contributor. This period we increased our position in Zegona Communications. The stock was among the fund's biggest holdings at period end. Another notable relative contributor was an overweight in Rolls-Royce Holdings (+125%). The company was among our largest holdings.
•In contrast, by sector, the biggest detractor from performance versus the benchmark was stock picking in financials. An overweight in consumer discretionary, primarily within the consumer durables & apparel industry, also hampered the fund's result. Also hurting our result were stock selection and an underweight in utilities.
•Not owning HSBC Holdings, a benchmark component that gained 62%, was the largest individual relative detractor. The second-largest relative detractor was our stake in Ferrari (-17%). This period we decreased our position in Ferrari. Not owning Banco Bilbao Vizcaya Argentaria, a benchmark component that gained roughly 110%, was another notable relative detractor.
•Notable changes in positioning include decreased exposure to Denmark and Italy. By sector, meaningful changes in positioning include increased exposure to communication services and a lower allocation to consumer staples.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through October 31, 2025. Initial investment of $10,000. Class Z $10,000 $9,193 $9,899 $10,404 $13,747 $9,623 $10,691 $13,065 MSCI Europe Index $10,000 $9,314 $10,359 $9,418 $13,307 $10,288 $11,939 $14,659 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 28.97% 10.12% 7.64% MSCI Europe Index 23.65% 13.99% 8.76% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 929,388,748	$ 929,388,748	$ 929,388,748	$ 929,388,748	$ 929,388,748	$ 929,388,748	$ 929,388,748
Holdings Count | shares	101	101	101	101	101	101	101
Advisory Fees Paid, Amount	$ 5,540,950
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$929,388,748
Number of Holdings	101
Total Advisory Fee	$5,540,950
Portfolio Turnover	51%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 23.5 Industrials 18.7 Consumer Discretionary 12.0 Health Care 11.9 Information Technology 11.0 Communication Services 7.0 Consumer Staples 5.2 Materials 4.5 Energy 3.7 Utilities 0.7 Common Stocks 98.1 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 1.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.1 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 1.8 United Kingdom 22.0 Germany 15.1 France 14.7 United States 11.1 Italy 5.7 Sweden 4.7 Netherlands 4.6 Spain 3.9 Switzerland 3.2 Others 15.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United Kingdom - 22.0 Germany - 15.1 France - 14.7 United States - 11.1 Italy - 5.7 Sweden - 4.7 Netherlands - 4.6 Spain - 3.9 Switzerland - 3.2 Others - 15.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) ASML Holding NV 3.5 Astrazeneca PLC 3.1 Shell PLC 3.0 Rolls-Royce Holdings PLC 2.9 SAP SE 2.4 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.2 Siemens Energy AG 2.2 Zegona Communications plc 2.1 Siemens AG 2.1 Banco Santander SA 1.9 25.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Europe Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Europe Fund
Class Name	Fidelity Advisor® Europe Fund Class M
Trading Symbol	FHJVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Europe Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 150	1.32%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, stock picks in Europe ex U.K. and positioning in the U.K. contributed to the fund's performance versus the MSCI Europe Index (Net MA) for the fiscal year.
•By sector, security selection was the primary contributor, especially within industrials, where our stock picks in capital goods helped most. Stock picks in communication services and consumer discretionary, primarily within the consumer discretionary distribution & retail industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Rheinmetall (+281%). We reduced our holdings in the company. A non-benchmark stake in Zegona Communications gained 279% and was a second notable relative contributor. This period we increased our position in Zegona Communications. The stock was among the fund's biggest holdings at period end. Another notable relative contributor was an overweight in Rolls-Royce Holdings (+125%). The company was among our largest holdings.
•In contrast, by sector, the biggest detractor from performance versus the benchmark was stock picking in financials. An overweight in consumer discretionary, primarily within the consumer durables & apparel industry, also hampered the fund's result. Also hurting our result were stock selection and an underweight in utilities.
•Not owning HSBC Holdings, a benchmark component that gained 62%, was the largest individual relative detractor. The second-largest relative detractor was our stake in Ferrari (-17%). This period we decreased our position in Ferrari. Not owning Banco Bilbao Vizcaya Argentaria, a benchmark component that gained roughly 110%, was another notable relative detractor.
•Notable changes in positioning include decreased exposure to Denmark and Italy. By sector, meaningful changes in positioning include increased exposure to communication services and a lower allocation to consumer staples.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $8,976 $11,242 $10,159 $10,858 $11,324 $14,858 $10,325 $11,390 $13,826 $17,716 MSCI Europe Index $10,000 $9,277 $11,813 $10,858 $12,076 $10,980 $15,514 $11,994 $13,919 $17,090 $21,132 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 23.65% 8.59% 5.89% Class M (without 3.50% sales charge) 28.14% 9.36% 6.26% MSCI Europe Index 23.65% 13.99% 7.77% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 929,388,748	$ 929,388,748	$ 929,388,748	$ 929,388,748	$ 929,388,748	$ 929,388,748	$ 929,388,748
Holdings Count | shares	101	101	101	101	101	101	101
Advisory Fees Paid, Amount	$ 5,540,950
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$929,388,748
Number of Holdings	101
Total Advisory Fee	$5,540,950
Portfolio Turnover	51%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 23.5 Industrials 18.7 Consumer Discretionary 12.0 Health Care 11.9 Information Technology 11.0 Communication Services 7.0 Consumer Staples 5.2 Materials 4.5 Energy 3.7 Utilities 0.7 Common Stocks 98.1 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 1.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.1 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 1.8 United Kingdom 22.0 Germany 15.1 France 14.7 United States 11.1 Italy 5.7 Sweden 4.7 Netherlands 4.6 Spain 3.9 Switzerland 3.2 Others 15.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United Kingdom - 22.0 Germany - 15.1 France - 14.7 United States - 11.1 Italy - 5.7 Sweden - 4.7 Netherlands - 4.6 Spain - 3.9 Switzerland - 3.2 Others - 15.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) ASML Holding NV 3.5 Astrazeneca PLC 3.1 Shell PLC 3.0 Rolls-Royce Holdings PLC 2.9 SAP SE 2.4 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.2 Siemens Energy AG 2.2 Zegona Communications plc 2.1 Siemens AG 2.1 Banco Santander SA 1.9 25.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Europe Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Europe Fund
Class Name	Fidelity Advisor® Europe Fund Class I
Trading Symbol	FHJMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Europe Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 89	0.77%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, stock picks in Europe ex U.K. and positioning in the U.K. contributed to the fund's performance versus the MSCI Europe Index (Net MA) for the fiscal year.
•By sector, security selection was the primary contributor, especially within industrials, where our stock picks in capital goods helped most. Stock picks in communication services and consumer discretionary, primarily within the consumer discretionary distribution & retail industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Rheinmetall (+281%). We reduced our holdings in the company. A non-benchmark stake in Zegona Communications gained 279% and was a second notable relative contributor. This period we increased our position in Zegona Communications. The stock was among the fund's biggest holdings at period end. Another notable relative contributor was an overweight in Rolls-Royce Holdings (+125%). The company was among our largest holdings.
•In contrast, by sector, the biggest detractor from performance versus the benchmark was stock picking in financials. An overweight in consumer discretionary, primarily within the consumer durables & apparel industry, also hampered the fund's result. Also hurting our result were stock selection and an underweight in utilities.
•Not owning HSBC Holdings, a benchmark component that gained 62%, was the largest individual relative detractor. The second-largest relative detractor was our stake in Ferrari (-17%). This period we decreased our position in Ferrari. Not owning Banco Bilbao Vizcaya Argentaria, a benchmark component that gained roughly 110%, was another notable relative detractor.
•Notable changes in positioning include decreased exposure to Denmark and Italy. By sector, meaningful changes in positioning include increased exposure to communication services and a lower allocation to consumer staples.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Class I $10,000 $9,367 $11,806 $10,741 $11,555 $12,132 $16,012 $11,196 $12,423 $15,168 $19,538 MSCI Europe Index $10,000 $9,277 $11,813 $10,858 $12,076 $10,980 $15,514 $11,994 $13,919 $17,090 $21,132 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 28.82% 10.00% 6.93% MSCI Europe Index 23.65% 13.99% 7.77% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 929,388,748	$ 929,388,748	$ 929,388,748	$ 929,388,748	$ 929,388,748	$ 929,388,748	$ 929,388,748
Holdings Count | shares	101	101	101	101	101	101	101
Advisory Fees Paid, Amount	$ 5,540,950
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$929,388,748
Number of Holdings	101
Total Advisory Fee	$5,540,950
Portfolio Turnover	51%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 23.5 Industrials 18.7 Consumer Discretionary 12.0 Health Care 11.9 Information Technology 11.0 Communication Services 7.0 Consumer Staples 5.2 Materials 4.5 Energy 3.7 Utilities 0.7 Common Stocks 98.1 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 1.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.1 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 1.8 United Kingdom 22.0 Germany 15.1 France 14.7 United States 11.1 Italy 5.7 Sweden 4.7 Netherlands 4.6 Spain 3.9 Switzerland 3.2 Others 15.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United Kingdom - 22.0 Germany - 15.1 France - 14.7 United States - 11.1 Italy - 5.7 Sweden - 4.7 Netherlands - 4.6 Spain - 3.9 Switzerland - 3.2 Others - 15.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) ASML Holding NV 3.5 Astrazeneca PLC 3.1 Shell PLC 3.0 Rolls-Royce Holdings PLC 2.9 SAP SE 2.4 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.2 Siemens Energy AG 2.2 Zegona Communications plc 2.1 Siemens AG 2.1 Banco Santander SA 1.9 25.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Europe Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Europe Fund
Class Name	Fidelity Advisor® Europe Fund Class C
Trading Symbol	FHJTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Europe Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 206	1.81%

Expenses Paid, Amount	$ 206
Expense Ratio, Percent	1.81%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, stock picks in Europe ex U.K. and positioning in the U.K. contributed to the fund's performance versus the MSCI Europe Index (Net MA) for the fiscal year.
•By sector, security selection was the primary contributor, especially within industrials, where our stock picks in capital goods helped most. Stock picks in communication services and consumer discretionary, primarily within the consumer discretionary distribution & retail industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Rheinmetall (+281%). We reduced our holdings in the company. A non-benchmark stake in Zegona Communications gained 279% and was a second notable relative contributor. This period we increased our position in Zegona Communications. The stock was among the fund's biggest holdings at period end. Another notable relative contributor was an overweight in Rolls-Royce Holdings (+125%). The company was among our largest holdings.
•In contrast, by sector, the biggest detractor from performance versus the benchmark was stock picking in financials. An overweight in consumer discretionary, primarily within the consumer durables & apparel industry, also hampered the fund's result. Also hurting our result were stock selection and an underweight in utilities.
•Not owning HSBC Holdings, a benchmark component that gained 62%, was the largest individual relative detractor. The second-largest relative detractor was our stake in Ferrari (-17%). This period we decreased our position in Ferrari. Not owning Banco Bilbao Vizcaya Argentaria, a benchmark component that gained roughly 110%, was another notable relative detractor.
•Notable changes in positioning include decreased exposure to Denmark and Italy. By sector, meaningful changes in positioning include increased exposure to communication services and a lower allocation to consumer staples.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Class C $10,000 $9,257 $11,538 $10,379 $11,038 $11,458 $14,957 $10,342 $11,352 $13,818 $17,748 MSCI Europe Index $10,000 $9,277 $11,813 $10,858 $12,076 $10,980 $15,514 $11,994 $13,919 $17,090 $21,132 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 26.48% 8.81% 5.90% Class C 27.48% 8.81% 5.90% MSCI Europe Index 23.65% 13.99% 7.77% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 929,388,748	$ 929,388,748	$ 929,388,748	$ 929,388,748	$ 929,388,748	$ 929,388,748	$ 929,388,748
Holdings Count | shares	101	101	101	101	101	101	101
Advisory Fees Paid, Amount	$ 5,540,950
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$929,388,748
Number of Holdings	101
Total Advisory Fee	$5,540,950
Portfolio Turnover	51%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 23.5 Industrials 18.7 Consumer Discretionary 12.0 Health Care 11.9 Information Technology 11.0 Communication Services 7.0 Consumer Staples 5.2 Materials 4.5 Energy 3.7 Utilities 0.7 Common Stocks 98.1 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 1.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.1 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 1.8 United Kingdom 22.0 Germany 15.1 France 14.7 United States 11.1 Italy 5.7 Sweden 4.7 Netherlands 4.6 Spain 3.9 Switzerland 3.2 Others 15.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United Kingdom - 22.0 Germany - 15.1 France - 14.7 United States - 11.1 Italy - 5.7 Sweden - 4.7 Netherlands - 4.6 Spain - 3.9 Switzerland - 3.2 Others - 15.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) ASML Holding NV 3.5 Astrazeneca PLC 3.1 Shell PLC 3.0 Rolls-Royce Holdings PLC 2.9 SAP SE 2.4 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.2 Siemens Energy AG 2.2 Zegona Communications plc 2.1 Siemens AG 2.1 Banco Santander SA 1.9 25.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Europe Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Europe Fund
Class Name	Fidelity Advisor® Europe Fund Class A
Trading Symbol	FHJUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Europe Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 122	1.07%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, stock picks in Europe ex U.K. and positioning in the U.K. contributed to the fund's performance versus the MSCI Europe Index (Net MA) for the fiscal year.
•By sector, security selection was the primary contributor, especially within industrials, where our stock picks in capital goods helped most. Stock picks in communication services and consumer discretionary, primarily within the consumer discretionary distribution & retail industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Rheinmetall (+281%). We reduced our holdings in the company. A non-benchmark stake in Zegona Communications gained 279% and was a second notable relative contributor. This period we increased our position in Zegona Communications. The stock was among the fund's biggest holdings at period end. Another notable relative contributor was an overweight in Rolls-Royce Holdings (+125%). The company was among our largest holdings.
•In contrast, by sector, the biggest detractor from performance versus the benchmark was stock picking in financials. An overweight in consumer discretionary, primarily within the consumer durables & apparel industry, also hampered the fund's result. Also hurting our result were stock selection and an underweight in utilities.
•Not owning HSBC Holdings, a benchmark component that gained 62%, was the largest individual relative detractor. The second-largest relative detractor was our stake in Ferrari (-17%). This period we decreased our position in Ferrari. Not owning Banco Bilbao Vizcaya Argentaria, a benchmark component that gained roughly 110%, was another notable relative detractor.
•Notable changes in positioning include decreased exposure to Denmark and Italy. By sector, meaningful changes in positioning include increased exposure to communication services and a lower allocation to consumer staples.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $8,794 $11,046 $10,018 $10,739 $11,236 $14,786 $10,307 $11,398 $13,875 $17,822 MSCI Europe Index $10,000 $9,277 $11,813 $10,858 $12,076 $10,980 $15,514 $11,994 $13,919 $17,090 $21,132 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 21.06% 8.37% 5.95% Class A (without 5.75% sales charge) 28.45% 9.67% 6.58% MSCI Europe Index 23.65% 13.99% 7.77% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 929,388,748	$ 929,388,748	$ 929,388,748	$ 929,388,748	$ 929,388,748	$ 929,388,748	$ 929,388,748
Holdings Count | shares	101	101	101	101	101	101	101
Advisory Fees Paid, Amount	$ 5,540,950
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$929,388,748
Number of Holdings	101
Total Advisory Fee	$5,540,950
Portfolio Turnover	51%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 23.5 Industrials 18.7 Consumer Discretionary 12.0 Health Care 11.9 Information Technology 11.0 Communication Services 7.0 Consumer Staples 5.2 Materials 4.5 Energy 3.7 Utilities 0.7 Common Stocks 98.1 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 1.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.1 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 1.8 United Kingdom 22.0 Germany 15.1 France 14.7 United States 11.1 Italy 5.7 Sweden 4.7 Netherlands 4.6 Spain 3.9 Switzerland 3.2 Others 15.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United Kingdom - 22.0 Germany - 15.1 France - 14.7 United States - 11.1 Italy - 5.7 Sweden - 4.7 Netherlands - 4.6 Spain - 3.9 Switzerland - 3.2 Others - 15.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) ASML Holding NV 3.5 Astrazeneca PLC 3.1 Shell PLC 3.0 Rolls-Royce Holdings PLC 2.9 SAP SE 2.4 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.2 Siemens Energy AG 2.2 Zegona Communications plc 2.1 Siemens AG 2.1 Banco Santander SA 1.9 25.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Emerging Markets Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Emerging Markets Fund
Class Name	Fidelity® Emerging Markets Fund
Trading Symbol	FEMKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Emerging Markets Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Emerging Markets Fund	$ 98	0.86%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, an underweight in Emerging Asia, primarily in South Korea, and stock picking in Latin America, Mexico in particular, detracted from the fund's performance versus the MSCI Emerging Markets (Net MA) Linked Index for the fiscal year.
•By sector, security selection was the primary detractor, especially within financials, where our investment choices among banks hurt most. Picks in consumer discretionary, primarily within the consumer discretionary distribution & retail industry, and industrials, especially capital goods firms, pressured performance as well.
•The biggest individual relative detractor was an overweight in Bank Central Asia (-20%). The company was among our largest holdings. A second notable relative detractor was our stake in Alibaba (+25%), another of the portfolio's larger holdings. A non-benchmark stake in Kaspi.KZ returned roughly -30% and notably hurt as well.
•In contrast, from a regional standpoint, security selection in Emerging Asia and a non-benchmark allocation to developed markets contributed to the fund's relative result.
•By sector, the biggest contributors to performance versus the benchmark were stock picks and an overweight in information technology, primarily within the semiconductors & semiconductor equipment industry. Investment choices in communication services and energy also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in SK Hynix (+184%). The company was among the fund's largest holdings. A non-benchmark stake in NVIDIA gained approximately 53% and was a second notable relative contributor. The stock was one of the portfolio's more sizable holdings as well. An overweight in Sieyuan Electric (+73%) also helped. The firm was among the fund's largest holdings at period end.
•Notable changes in geographic positioning include increased exposure to South Korea and a lower allocation to Brazil. By sector, meaningful shifts included decreased exposure to consumer staples and a higher allocation to communication services stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Fidelity® Emerging Markets Fund $10,000 $10,807 $14,073 $12,031 $15,028 $18,648 $22,345 $13,893 $16,055 $20,232 $25,762 MSCI Emerging Markets Index $10,000 $10,931 $13,827 $12,101 $13,540 $14,660 $17,148 $11,830 $13,112 $16,433 $21,015 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Emerging Markets Fund 27.33% 6.68% 9.93% MSCI Emerging Markets Index 27.88% 7.47% 7.71% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 9,266,162,123	$ 9,266,162,123	$ 9,266,162,123	$ 9,266,162,123	$ 9,266,162,123	$ 9,266,162,123	$ 9,266,162,123
Holdings Count | shares	84	84	84	84	84	84	84
Advisory Fees Paid, Amount	$ 62,586,330
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$9,266,162,123
Number of Holdings	84
Total Advisory Fee	$62,586,330
Portfolio Turnover	31%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 33.4 Financials 16.4 Consumer Discretionary 14.3 Communication Services 12.3 Industrials 8.5 Energy 5.1 Health Care 4.8 Consumer Staples 3.4 Materials 0.7 Real Estate 0.6 Utilities 0.6 Common Stocks 99.5 Bonds 0.4 Preferred Stocks 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.5 Bonds - 0.4 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% China 29.0 Taiwan 18.1 India 14.1 Korea (South) 10.4 United States 4.7 Brazil 4.3 United Arab Emirates 2.4 Indonesia 2.3 South Africa 2.0 Others 12.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 29.0 Taiwan - 18.1 India - 14.1 Korea (South) - 10.4 United States - 4.7 Brazil - 4.3 United Arab Emirates - 2.4 Indonesia - 2.3 South Africa - 2.0 Others - 12.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 16.2 Tencent Holdings Ltd 8.3 SK Hynix Inc 4.1 NVIDIA Corp 4.1 Alibaba Group Holding Ltd ADR 4.0 Samsung Electronics Co Ltd 3.8 PDD Holdings Inc Class A ADR 2.6 Sieyuan Electric Co Ltd A Shares (China) 2.5 Bank Central Asia Tbk PT 2.3 HDFC Bank Ltd/Gandhinagar 2.2 50.1
Fidelity Advisor Emerging Markets Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Emerging Markets Fund
Class Name	Fidelity Advisor® Emerging Markets Fund Class Z
Trading Symbol	FZEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Emerging Markets Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 84	0.73%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, an underweight in Emerging Asia, primarily in South Korea, and stock picking in Latin America, Mexico in particular, detracted from the fund's performance versus the MSCI Emerging Markets (Net MA) Linked Index for the fiscal year.
•By sector, security selection was the primary detractor, especially within financials, where our investment choices among banks hurt most. Picks in consumer discretionary, primarily within the consumer discretionary distribution & retail industry, and industrials, especially capital goods firms, pressured performance as well.
•The biggest individual relative detractor was an overweight in Bank Central Asia (-20%). The company was among our largest holdings. A second notable relative detractor was our stake in Alibaba (+25%), another of the portfolio's larger holdings. A non-benchmark stake in Kaspi.KZ returned roughly -30% and notably hurt as well.
•In contrast, from a regional standpoint, security selection in Emerging Asia and a non-benchmark allocation to developed markets contributed to the fund's relative result.
•By sector, the biggest contributors to performance versus the benchmark were stock picks and an overweight in information technology, primarily within the semiconductors & semiconductor equipment industry. Investment choices in communication services and energy also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in SK Hynix (+184%). The company was among the fund's largest holdings. A non-benchmark stake in NVIDIA gained approximately 53% and was a second notable relative contributor. The stock was one of the portfolio's more sizable holdings as well. An overweight in Sieyuan Electric (+73%) also helped. The firm was among the fund's largest holdings at period end.
•Notable changes in geographic positioning include increased exposure to South Korea and a lower allocation to Brazil. By sector, meaningful shifts included decreased exposure to consumer staples and a higher allocation to communication services stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2021 through October 31, 2025. Initial investment of $10,000. Class Z $10,000 $10,162 $6,327 $7,319 $9,236 MSCI Emerging Markets Index $10,000 $9,639 $6,649 $7,370 $9,237 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class Z 27.52% 3.72% MSCI Emerging Markets Index 27.88% 3.79% A From May 11, 2021 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 9,266,162,123	$ 9,266,162,123	$ 9,266,162,123	$ 9,266,162,123	$ 9,266,162,123	$ 9,266,162,123	$ 9,266,162,123
Holdings Count | shares	84	84	84	84	84	84	84
Advisory Fees Paid, Amount	$ 62,586,330
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$9,266,162,123
Number of Holdings	84
Total Advisory Fee	$62,586,330
Portfolio Turnover	31%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 33.4 Financials 16.4 Consumer Discretionary 14.3 Communication Services 12.3 Industrials 8.5 Energy 5.1 Health Care 4.8 Consumer Staples 3.4 Materials 0.7 Real Estate 0.6 Utilities 0.6 Common Stocks 99.5 Bonds 0.4 Preferred Stocks 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.5 Bonds - 0.4 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% China 29.0 Taiwan 18.1 India 14.1 Korea (South) 10.4 United States 4.7 Brazil 4.3 United Arab Emirates 2.4 Indonesia 2.3 South Africa 2.0 Others 12.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 29.0 Taiwan - 18.1 India - 14.1 Korea (South) - 10.4 United States - 4.7 Brazil - 4.3 United Arab Emirates - 2.4 Indonesia - 2.3 South Africa - 2.0 Others - 12.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 16.2 Tencent Holdings Ltd 8.3 SK Hynix Inc 4.1 NVIDIA Corp 4.1 Alibaba Group Holding Ltd ADR 4.0 Samsung Electronics Co Ltd 3.8 PDD Holdings Inc Class A ADR 2.6 Sieyuan Electric Co Ltd A Shares (China) 2.5 Bank Central Asia Tbk PT 2.3 HDFC Bank Ltd/Gandhinagar 2.2 50.1
Fidelity Advisor Emerging Markets Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Emerging Markets Fund
Class Name	Fidelity Advisor® Emerging Markets Fund Class M
Trading Symbol	FEQMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Emerging Markets Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 157	1.39%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, an underweight in Emerging Asia, primarily in South Korea, and stock picking in Latin America, Mexico in particular, detracted from the fund's performance versus the MSCI Emerging Markets (Net MA) Linked Index for the fiscal year.
•By sector, security selection was the primary detractor, especially within financials, where our investment choices among banks hurt most. Picks in consumer discretionary, primarily within the consumer discretionary distribution & retail industry, and industrials, especially capital goods firms, pressured performance as well.
•The biggest individual relative detractor was an overweight in Bank Central Asia (-20%). The company was among our largest holdings. A second notable relative detractor was our stake in Alibaba (+25%), another of the portfolio's larger holdings. A non-benchmark stake in Kaspi.KZ returned roughly -30% and notably hurt as well.
•In contrast, from a regional standpoint, security selection in Emerging Asia and a non-benchmark allocation to developed markets contributed to the fund's relative result.
•By sector, the biggest contributors to performance versus the benchmark were stock picks and an overweight in information technology, primarily within the semiconductors & semiconductor equipment industry. Investment choices in communication services and energy also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in SK Hynix (+184%). The company was among the fund's largest holdings. A non-benchmark stake in NVIDIA gained approximately 53% and was a second notable relative contributor. The stock was one of the portfolio's more sizable holdings as well. An overweight in Sieyuan Electric (+73%) also helped. The firm was among the fund's largest holdings at period end.
•Notable changes in geographic positioning include increased exposure to South Korea and a lower allocation to Brazil. By sector, meaningful shifts included decreased exposure to consumer staples and a higher allocation to communication services stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2021 through October 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,772 $6,039 $6,938 $8,699 MSCI Emerging Markets Index $10,000 $9,639 $6,649 $7,370 $9,237 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class M (incl. 3.50% sales charge) 22.22% 2.19% Class M (without 3.50% sales charge) 26.65% 3.00% MSCI Emerging Markets Index 27.88% 3.79% A From May 11, 2021 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 9,266,162,123	$ 9,266,162,123	$ 9,266,162,123	$ 9,266,162,123	$ 9,266,162,123	$ 9,266,162,123	$ 9,266,162,123
Holdings Count | shares	84	84	84	84	84	84	84
Advisory Fees Paid, Amount	$ 62,586,330
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$9,266,162,123
Number of Holdings	84
Total Advisory Fee	$62,586,330
Portfolio Turnover	31%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 33.4 Financials 16.4 Consumer Discretionary 14.3 Communication Services 12.3 Industrials 8.5 Energy 5.1 Health Care 4.8 Consumer Staples 3.4 Materials 0.7 Real Estate 0.6 Utilities 0.6 Common Stocks 99.5 Bonds 0.4 Preferred Stocks 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.5 Bonds - 0.4 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% China 29.0 Taiwan 18.1 India 14.1 Korea (South) 10.4 United States 4.7 Brazil 4.3 United Arab Emirates 2.4 Indonesia 2.3 South Africa 2.0 Others 12.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 29.0 Taiwan - 18.1 India - 14.1 Korea (South) - 10.4 United States - 4.7 Brazil - 4.3 United Arab Emirates - 2.4 Indonesia - 2.3 South Africa - 2.0 Others - 12.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 16.2 Tencent Holdings Ltd 8.3 SK Hynix Inc 4.1 NVIDIA Corp 4.1 Alibaba Group Holding Ltd ADR 4.0 Samsung Electronics Co Ltd 3.8 PDD Holdings Inc Class A ADR 2.6 Sieyuan Electric Co Ltd A Shares (China) 2.5 Bank Central Asia Tbk PT 2.3 HDFC Bank Ltd/Gandhinagar 2.2 50.1
Fidelity Emerging Markets Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Emerging Markets Fund
Class Name	Fidelity® Emerging Markets Fund Class K
Trading Symbol	FKEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Emerging Markets Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 84	0.74%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, an underweight in Emerging Asia, primarily in South Korea, and stock picking in Latin America, Mexico in particular, detracted from the fund's performance versus the MSCI Emerging Markets (Net MA) Linked Index for the fiscal year.
•By sector, security selection was the primary detractor, especially within financials, where our investment choices among banks hurt most. Picks in consumer discretionary, primarily within the consumer discretionary distribution & retail industry, and industrials, especially capital goods firms, pressured performance as well.
•The biggest individual relative detractor was an overweight in Bank Central Asia (-20%). The company was among our largest holdings. A second notable relative detractor was our stake in Alibaba (+25%), another of the portfolio's larger holdings. A non-benchmark stake in Kaspi.KZ returned roughly -30% and notably hurt as well.
•In contrast, from a regional standpoint, security selection in Emerging Asia and a non-benchmark allocation to developed markets contributed to the fund's relative result.
•By sector, the biggest contributors to performance versus the benchmark were stock picks and an overweight in information technology, primarily within the semiconductors & semiconductor equipment industry. Investment choices in communication services and energy also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in SK Hynix (+184%). The company was among the fund's largest holdings. A non-benchmark stake in NVIDIA gained approximately 53% and was a second notable relative contributor. The stock was one of the portfolio's more sizable holdings as well. An overweight in Sieyuan Electric (+73%) also helped. The firm was among the fund's largest holdings at period end.
•Notable changes in geographic positioning include increased exposure to South Korea and a lower allocation to Brazil. By sector, meaningful shifts included decreased exposure to consumer staples and a higher allocation to communication services stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Class K $10,000 $10,827 $14,122 $12,091 $15,123 $18,788 $22,535 $14,032 $16,233 $20,486 $26,113 MSCI Emerging Markets Index $10,000 $10,931 $13,827 $12,101 $13,540 $14,660 $17,148 $11,830 $13,112 $16,433 $21,015 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class K 27.47% 6.81% 10.07% MSCI Emerging Markets Index 27.88% 7.47% 7.71% Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 9,266,162,123	$ 9,266,162,123	$ 9,266,162,123	$ 9,266,162,123	$ 9,266,162,123	$ 9,266,162,123	$ 9,266,162,123
Holdings Count | shares	84	84	84	84	84	84	84
Advisory Fees Paid, Amount	$ 62,586,330
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$9,266,162,123
Number of Holdings	84
Total Advisory Fee	$62,586,330
Portfolio Turnover	31%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 33.4 Financials 16.4 Consumer Discretionary 14.3 Communication Services 12.3 Industrials 8.5 Energy 5.1 Health Care 4.8 Consumer Staples 3.4 Materials 0.7 Real Estate 0.6 Utilities 0.6 Common Stocks 99.5 Bonds 0.4 Preferred Stocks 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.5 Bonds - 0.4 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% China 29.0 Taiwan 18.1 India 14.1 Korea (South) 10.4 United States 4.7 Brazil 4.3 United Arab Emirates 2.4 Indonesia 2.3 South Africa 2.0 Others 12.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 29.0 Taiwan - 18.1 India - 14.1 Korea (South) - 10.4 United States - 4.7 Brazil - 4.3 United Arab Emirates - 2.4 Indonesia - 2.3 South Africa - 2.0 Others - 12.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 16.2 Tencent Holdings Ltd 8.3 SK Hynix Inc 4.1 NVIDIA Corp 4.1 Alibaba Group Holding Ltd ADR 4.0 Samsung Electronics Co Ltd 3.8 PDD Holdings Inc Class A ADR 2.6 Sieyuan Electric Co Ltd A Shares (China) 2.5 Bank Central Asia Tbk PT 2.3 HDFC Bank Ltd/Gandhinagar 2.2 50.1
Fidelity Advisor Emerging Markets Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Emerging Markets Fund
Class Name	Fidelity Advisor® Emerging Markets Fund Class I
Trading Symbol	FECMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Emerging Markets Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 99	0.87%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, an underweight in Emerging Asia, primarily in South Korea, and stock picking in Latin America, Mexico in particular, detracted from the fund's performance versus the MSCI Emerging Markets (Net MA) Linked Index for the fiscal year.
•By sector, security selection was the primary detractor, especially within financials, where our investment choices among banks hurt most. Picks in consumer discretionary, primarily within the consumer discretionary distribution & retail industry, and industrials, especially capital goods firms, pressured performance as well.
•The biggest individual relative detractor was an overweight in Bank Central Asia (-20%). The company was among our largest holdings. A second notable relative detractor was our stake in Alibaba (+25%), another of the portfolio's larger holdings. A non-benchmark stake in Kaspi.KZ returned roughly -30% and notably hurt as well.
•In contrast, from a regional standpoint, security selection in Emerging Asia and a non-benchmark allocation to developed markets contributed to the fund's relative result.
•By sector, the biggest contributors to performance versus the benchmark were stock picks and an overweight in information technology, primarily within the semiconductors & semiconductor equipment industry. Investment choices in communication services and energy also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in SK Hynix (+184%). The company was among the fund's largest holdings. A non-benchmark stake in NVIDIA gained approximately 53% and was a second notable relative contributor. The stock was one of the portfolio's more sizable holdings as well. An overweight in Sieyuan Electric (+73%) also helped. The firm was among the fund's largest holdings at period end.
•Notable changes in geographic positioning include increased exposure to South Korea and a lower allocation to Brazil. By sector, meaningful shifts included decreased exposure to consumer staples and a higher allocation to communication services stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2021 through October 31, 2025. Initial investment of $10,000. Class I $10,000 $10,154 $6,315 $7,296 $9,194 MSCI Emerging Markets Index $10,000 $9,639 $6,649 $7,370 $9,237 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class I 27.29% 3.57% MSCI Emerging Markets Index 27.88% 3.79% A From May 11, 2021 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 9,266,162,123	$ 9,266,162,123	$ 9,266,162,123	$ 9,266,162,123	$ 9,266,162,123	$ 9,266,162,123	$ 9,266,162,123
Holdings Count | shares	84	84	84	84	84	84	84
Advisory Fees Paid, Amount	$ 62,586,330
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$9,266,162,123
Number of Holdings	84
Total Advisory Fee	$62,586,330
Portfolio Turnover	31%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 33.4 Financials 16.4 Consumer Discretionary 14.3 Communication Services 12.3 Industrials 8.5 Energy 5.1 Health Care 4.8 Consumer Staples 3.4 Materials 0.7 Real Estate 0.6 Utilities 0.6 Common Stocks 99.5 Bonds 0.4 Preferred Stocks 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.5 Bonds - 0.4 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% China 29.0 Taiwan 18.1 India 14.1 Korea (South) 10.4 United States 4.7 Brazil 4.3 United Arab Emirates 2.4 Indonesia 2.3 South Africa 2.0 Others 12.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 29.0 Taiwan - 18.1 India - 14.1 Korea (South) - 10.4 United States - 4.7 Brazil - 4.3 United Arab Emirates - 2.4 Indonesia - 2.3 South Africa - 2.0 Others - 12.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 16.2 Tencent Holdings Ltd 8.3 SK Hynix Inc 4.1 NVIDIA Corp 4.1 Alibaba Group Holding Ltd ADR 4.0 Samsung Electronics Co Ltd 3.8 PDD Holdings Inc Class A ADR 2.6 Sieyuan Electric Co Ltd A Shares (China) 2.5 Bank Central Asia Tbk PT 2.3 HDFC Bank Ltd/Gandhinagar 2.2 50.1
Fidelity Advisor Emerging Markets Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Emerging Markets Fund
Class Name	Fidelity Advisor® Emerging Markets Fund Class C
Trading Symbol	FEMMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Emerging Markets Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 213	1.89%

Expenses Paid, Amount	$ 213
Expense Ratio, Percent	1.89%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, an underweight in Emerging Asia, primarily in South Korea, and stock picking in Latin America, Mexico in particular, detracted from the fund's performance versus the MSCI Emerging Markets (Net MA) Linked Index for the fiscal year.
•By sector, security selection was the primary detractor, especially within financials, where our investment choices among banks hurt most. Picks in consumer discretionary, primarily within the consumer discretionary distribution & retail industry, and industrials, especially capital goods firms, pressured performance as well.
•The biggest individual relative detractor was an overweight in Bank Central Asia (-20%). The company was among our largest holdings. A second notable relative detractor was our stake in Alibaba (+25%), another of the portfolio's larger holdings. A non-benchmark stake in Kaspi.KZ returned roughly -30% and notably hurt as well.
•In contrast, from a regional standpoint, security selection in Emerging Asia and a non-benchmark allocation to developed markets contributed to the fund's relative result.
•By sector, the biggest contributors to performance versus the benchmark were stock picks and an overweight in information technology, primarily within the semiconductors & semiconductor equipment industry. Investment choices in communication services and energy also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in SK Hynix (+184%). The company was among the fund's largest holdings. A non-benchmark stake in NVIDIA gained approximately 53% and was a second notable relative contributor. The stock was one of the portfolio's more sizable holdings as well. An overweight in Sieyuan Electric (+73%) also helped. The firm was among the fund's largest holdings at period end.
•Notable changes in geographic positioning include increased exposure to South Korea and a lower allocation to Brazil. By sector, meaningful shifts included decreased exposure to consumer staples and a higher allocation to communication services stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2021 through October 31, 2025. Initial investment of $10,000. Class C $10,000 $10,102 $6,213 $7,102 $8,859 MSCI Emerging Markets Index $10,000 $9,639 $6,649 $7,370 $9,237 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class C (incl. contingent deferred sales charge) 25.03% 2.49% Class C 26.03% 2.49% MSCI Emerging Markets Index 27.88% 3.79% A From May 11, 2021 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 9,266,162,123	$ 9,266,162,123	$ 9,266,162,123	$ 9,266,162,123	$ 9,266,162,123	$ 9,266,162,123	$ 9,266,162,123
Holdings Count | shares	84	84	84	84	84	84	84
Advisory Fees Paid, Amount	$ 62,586,330
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$9,266,162,123
Number of Holdings	84
Total Advisory Fee	$62,586,330
Portfolio Turnover	31%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 33.4 Financials 16.4 Consumer Discretionary 14.3 Communication Services 12.3 Industrials 8.5 Energy 5.1 Health Care 4.8 Consumer Staples 3.4 Materials 0.7 Real Estate 0.6 Utilities 0.6 Common Stocks 99.5 Bonds 0.4 Preferred Stocks 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.5 Bonds - 0.4 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% China 29.0 Taiwan 18.1 India 14.1 Korea (South) 10.4 United States 4.7 Brazil 4.3 United Arab Emirates 2.4 Indonesia 2.3 South Africa 2.0 Others 12.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 29.0 Taiwan - 18.1 India - 14.1 Korea (South) - 10.4 United States - 4.7 Brazil - 4.3 United Arab Emirates - 2.4 Indonesia - 2.3 South Africa - 2.0 Others - 12.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 16.2 Tencent Holdings Ltd 8.3 SK Hynix Inc 4.1 NVIDIA Corp 4.1 Alibaba Group Holding Ltd ADR 4.0 Samsung Electronics Co Ltd 3.8 PDD Holdings Inc Class A ADR 2.6 Sieyuan Electric Co Ltd A Shares (China) 2.5 Bank Central Asia Tbk PT 2.3 HDFC Bank Ltd/Gandhinagar 2.2 50.1
Fidelity Advisor Emerging Markets Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Emerging Markets Fund
Class Name	Fidelity Advisor® Emerging Markets Fund Class A
Trading Symbol	FEDMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Emerging Markets Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 129	1.14%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, an underweight in Emerging Asia, primarily in South Korea, and stock picking in Latin America, Mexico in particular, detracted from the fund's performance versus the MSCI Emerging Markets (Net MA) Linked Index for the fiscal year.
•By sector, security selection was the primary detractor, especially within financials, where our investment choices among banks hurt most. Picks in consumer discretionary, primarily within the consumer discretionary distribution & retail industry, and industrials, especially capital goods firms, pressured performance as well.
•The biggest individual relative detractor was an overweight in Bank Central Asia (-20%). The company was among our largest holdings. A second notable relative detractor was our stake in Alibaba (+25%), another of the portfolio's larger holdings. A non-benchmark stake in Kaspi.KZ returned roughly -30% and notably hurt as well.
•In contrast, from a regional standpoint, security selection in Emerging Asia and a non-benchmark allocation to developed markets contributed to the fund's relative result.
•By sector, the biggest contributors to performance versus the benchmark were stock picks and an overweight in information technology, primarily within the semiconductors & semiconductor equipment industry. Investment choices in communication services and energy also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in SK Hynix (+184%). The company was among the fund's largest holdings. A non-benchmark stake in NVIDIA gained approximately 53% and was a second notable relative contributor. The stock was one of the portfolio's more sizable holdings as well. An overweight in Sieyuan Electric (+73%) also helped. The firm was among the fund's largest holdings at period end.
•Notable changes in geographic positioning include increased exposure to South Korea and a lower allocation to Brazil. By sector, meaningful shifts included decreased exposure to consumer staples and a higher allocation to communication services stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2021 through October 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,556 $5,924 $6,824 $8,577 MSCI Emerging Markets Index $10,000 $9,639 $6,649 $7,370 $9,237 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class A (incl. 5.75% sales charge) 19.67% 1.92% Class A (without 5.75% sales charge) 26.97% 3.28% MSCI Emerging Markets Index 27.88% 3.79% A From May 11, 2021 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 9,266,162,123	$ 9,266,162,123	$ 9,266,162,123	$ 9,266,162,123	$ 9,266,162,123	$ 9,266,162,123	$ 9,266,162,123
Holdings Count | shares	84	84	84	84	84	84	84
Advisory Fees Paid, Amount	$ 62,586,330
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$9,266,162,123
Number of Holdings	84
Total Advisory Fee	$62,586,330
Portfolio Turnover	31%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 33.4 Financials 16.4 Consumer Discretionary 14.3 Communication Services 12.3 Industrials 8.5 Energy 5.1 Health Care 4.8 Consumer Staples 3.4 Materials 0.7 Real Estate 0.6 Utilities 0.6 Common Stocks 99.5 Bonds 0.4 Preferred Stocks 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.5 Bonds - 0.4 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% China 29.0 Taiwan 18.1 India 14.1 Korea (South) 10.4 United States 4.7 Brazil 4.3 United Arab Emirates 2.4 Indonesia 2.3 South Africa 2.0 Others 12.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 29.0 Taiwan - 18.1 India - 14.1 Korea (South) - 10.4 United States - 4.7 Brazil - 4.3 United Arab Emirates - 2.4 Indonesia - 2.3 South Africa - 2.0 Others - 12.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 16.2 Tencent Holdings Ltd 8.3 SK Hynix Inc 4.1 NVIDIA Corp 4.1 Alibaba Group Holding Ltd ADR 4.0 Samsung Electronics Co Ltd 3.8 PDD Holdings Inc Class A ADR 2.6 Sieyuan Electric Co Ltd A Shares (China) 2.5 Bank Central Asia Tbk PT 2.3 HDFC Bank Ltd/Gandhinagar 2.2 50.1
Fidelity Emerging Markets Discovery Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Emerging Markets Discovery Fund
Class Name	Fidelity® Emerging Markets Discovery Fund
Trading Symbol	FEDDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Emerging Markets Discovery Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Emerging Markets Discovery Fund	$ 107	0.97%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, stock picks and an underweight in Emerging Asia, primarily Taiwan, along with a non-benchmark allocation to developed markets, contributed to the fund's performance versus the MSCI Emerging Markets SMID Index (Net MA) for the fiscal year.
•By sector, security selection was the primary contributor, especially within information technology, where our picks among semiconductors & semiconductor equipment firms helped most. Investment choices in communication services, especially in the media & entertainment industry, as well as consumer staples, food, beverage & tobacco stocks in particular, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Nanya Technology (+221%), one the fund's biggest holdings at period end. Outsized exposure to Bizlink Holding (+206%) helped as well. Though we decreased our position in the stock, the company was the fund's largest holding this period. Another notable relative contributor was an overweight in Chroma ATE (+125%), an investment we established this period and the fund's biggest holding at period end.
•In contrast, from a regional standpoint, picks in Latin America and Emerging Europe detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection in financials. Picks and an overweight in consumer discretionary, primarily within the consumer durables & apparel industry, also hampered the fund's result. Investment choices in industrials hurt as well. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was an overweight in Sumber Alfaria Trijaya (-35%), a stake we established this period. A non-benchmark position in ASMPT (-42%) also hurt. The stock was not held at period end. Outsized exposure to E Ink Holdings (-27%) was another negative.
•Notable changes in geographic positioning included decreased exposure to South Africa and a higher allocation to South Korea. By sector, meaningful shifts included lower allocations to real estate and materials stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Fidelity® Emerging Markets Discovery Fund $10,000 $11,319 $14,069 $11,522 $13,340 $13,749 $18,234 $14,338 $16,622 $19,013 $23,309 MSCI Emerging Markets SMID Cap Index $10,000 $10,530 $12,623 $10,791 $11,917 $11,821 $16,214 $12,299 $13,966 $17,045 $20,554 MSCI Emerging Markets Index $10,000 $10,931 $13,827 $12,101 $13,540 $14,660 $17,148 $11,830 $13,112 $16,433 $21,015 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Emerging Markets Discovery Fund 22.59% 11.13% 8.83% MSCI Emerging Markets SMID Cap Index 20.59% 11.70% 7.47% MSCI Emerging Markets Index 27.88% 7.47% 7.71% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 1,212,157,708	$ 1,212,157,708	$ 1,212,157,708	$ 1,212,157,708	$ 1,212,157,708	$ 1,212,157,708	$ 1,212,157,708
Holdings Count | shares	105	105	105	105	105	105	105
Advisory Fees Paid, Amount	$ 10,304,567
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$1,212,157,708
Number of Holdings	105
Total Advisory Fee	$10,304,567
Portfolio Turnover	38%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 26.2 Financials 17.7 Information Technology 15.3 Consumer Discretionary 13.2 Consumer Staples 6.9 Health Care 5.6 Real Estate 4.6 Energy 2.7 Materials 2.7 Communication Services 2.6 Utilities 1.2 Common Stocks 98.7 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 Taiwan 21.1 China 17.9 India 11.7 Brazil 10.2 Korea (South) 9.1 Mexico 5.3 Indonesia 4.0 Poland 3.9 United States 2.5 Others 14.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Taiwan - 21.1 China - 17.9 India - 11.7 Brazil - 10.2 Korea (South) - 9.1 Mexico - 5.3 Indonesia - 4.0 Poland - 3.9 United States - 2.5 Others - 14.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Chroma ATE Inc 1.9 Bizlink Holding Inc 1.9 Yageo Corp 1.9 Nanya Technology Corp 1.8 King Yuan Electronics Co Ltd 1.6 Innodisk Corp 1.5 ASPEED Technology Inc 1.4 Acter Group Corp Ltd 1.3 Woori Financial Group Inc 1.3 Eicher Motors Ltd 1.3 15.9
Fidelity Advisor Emerging Markets Discovery Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Emerging Markets Discovery Fund
Class Name	Fidelity Advisor® Emerging Markets Discovery Fund Class Z
Trading Symbol	FIQGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Emerging Markets Discovery Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 99	0.89%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, stock picks and an underweight in Emerging Asia, primarily Taiwan, along with a non-benchmark allocation to developed markets, contributed to the fund's performance versus the MSCI Emerging Markets SMID Index (Net MA) for the fiscal year.
•By sector, security selection was the primary contributor, especially within information technology, where our picks among semiconductors & semiconductor equipment firms helped most. Investment choices in communication services, especially in the media & entertainment industry, as well as consumer staples, food, beverage & tobacco stocks in particular, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Nanya Technology (+221%), one the fund's biggest holdings at period end. Outsized exposure to Bizlink Holding (+206%) helped as well. Though we decreased our position in the stock, the company was the fund's largest holding this period. Another notable relative contributor was an overweight in Chroma ATE (+125%), an investment we established this period and the fund's biggest holding at period end.
•In contrast, from a regional standpoint, picks in Latin America and Emerging Europe detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection in financials. Picks and an overweight in consumer discretionary, primarily within the consumer durables & apparel industry, also hampered the fund's result. Investment choices in industrials hurt as well. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was an overweight in Sumber Alfaria Trijaya (-35%), a stake we established this period. A non-benchmark position in ASMPT (-42%) also hurt. The stock was not held at period end. Outsized exposure to E Ink Holdings (-27%) was another negative.
•Notable changes in geographic positioning included decreased exposure to South Africa and a higher allocation to South Korea. By sector, meaningful shifts included lower allocations to real estate and materials stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through October 31, 2025. Initial investment of $10,000. Class Z $10,000 $9,196 $10,665 $11,011 $14,624 $11,513 $13,367 $15,311 MSCI Emerging Markets SMID Cap Index $10,000 $9,131 $10,084 $10,003 $13,720 $10,407 $11,818 $14,423 MSCI Emerging Markets Index $10,000 $9,258 $10,359 $11,216 $13,120 $9,051 $10,032 $12,572 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 22.66% 11.27% 9.30% MSCI Emerging Markets SMID Cap Index 20.59% 11.70% 8.13% MSCI Emerging Markets Index 27.88% 7.47% 6.93% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,212,157,708	$ 1,212,157,708	$ 1,212,157,708	$ 1,212,157,708	$ 1,212,157,708	$ 1,212,157,708	$ 1,212,157,708
Holdings Count | shares	105	105	105	105	105	105	105
Advisory Fees Paid, Amount	$ 10,304,567
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$1,212,157,708
Number of Holdings	105
Total Advisory Fee	$10,304,567
Portfolio Turnover	38%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 26.2 Financials 17.7 Information Technology 15.3 Consumer Discretionary 13.2 Consumer Staples 6.9 Health Care 5.6 Real Estate 4.6 Energy 2.7 Materials 2.7 Communication Services 2.6 Utilities 1.2 Common Stocks 98.7 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 Taiwan 21.1 China 17.9 India 11.7 Brazil 10.2 Korea (South) 9.1 Mexico 5.3 Indonesia 4.0 Poland 3.9 United States 2.5 Others 14.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Taiwan - 21.1 China - 17.9 India - 11.7 Brazil - 10.2 Korea (South) - 9.1 Mexico - 5.3 Indonesia - 4.0 Poland - 3.9 United States - 2.5 Others - 14.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Chroma ATE Inc 1.9 Bizlink Holding Inc 1.9 Yageo Corp 1.9 Nanya Technology Corp 1.8 King Yuan Electronics Co Ltd 1.6 Innodisk Corp 1.5 ASPEED Technology Inc 1.4 Acter Group Corp Ltd 1.3 Woori Financial Group Inc 1.3 Eicher Motors Ltd 1.3 15.9
Fidelity Advisor Emerging Markets Discovery Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Emerging Markets Discovery Fund
Class Name	Fidelity Advisor® Emerging Markets Discovery Fund Class M
Trading Symbol	FEDTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Emerging Markets Discovery Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 168	1.51%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.51%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, stock picks and an underweight in Emerging Asia, primarily Taiwan, along with a non-benchmark allocation to developed markets, contributed to the fund's performance versus the MSCI Emerging Markets SMID Index (Net MA) for the fiscal year.
•By sector, security selection was the primary contributor, especially within information technology, where our picks among semiconductors & semiconductor equipment firms helped most. Investment choices in communication services, especially in the media & entertainment industry, as well as consumer staples, food, beverage & tobacco stocks in particular, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Nanya Technology (+221%), one the fund's biggest holdings at period end. Outsized exposure to Bizlink Holding (+206%) helped as well. Though we decreased our position in the stock, the company was the fund's largest holding this period. Another notable relative contributor was an overweight in Chroma ATE (+125%), an investment we established this period and the fund's biggest holding at period end.
•In contrast, from a regional standpoint, picks in Latin America and Emerging Europe detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection in financials. Picks and an overweight in consumer discretionary, primarily within the consumer durables & apparel industry, also hampered the fund's result. Investment choices in industrials hurt as well. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was an overweight in Sumber Alfaria Trijaya (-35%), a stake we established this period. A non-benchmark position in ASMPT (-42%) also hurt. The stock was not held at period end. Outsized exposure to E Ink Holdings (-27%) was another negative.
•Notable changes in geographic positioning included decreased exposure to South Africa and a higher allocation to South Korea. By sector, meaningful shifts included lower allocations to real estate and materials stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $10,864 $13,432 $10,936 $12,583 $12,896 $16,999 $13,297 $15,326 $17,441 $21,257 MSCI Emerging Markets SMID Cap Index $10,000 $10,530 $12,623 $10,791 $11,917 $11,821 $16,214 $12,299 $13,966 $17,045 $20,554 MSCI Emerging Markets Index $10,000 $10,931 $13,827 $12,101 $13,540 $14,660 $17,148 $11,830 $13,112 $16,433 $21,015 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 17.62% 9.73% 7.83% Class M (without 3.50% sales charge) 21.88% 10.51% 8.22% MSCI Emerging Markets SMID Cap Index 20.59% 11.70% 7.47% MSCI Emerging Markets Index 27.88% 7.47% 7.71% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,212,157,708	$ 1,212,157,708	$ 1,212,157,708	$ 1,212,157,708	$ 1,212,157,708	$ 1,212,157,708	$ 1,212,157,708
Holdings Count | shares	105	105	105	105	105	105	105
Advisory Fees Paid, Amount	$ 10,304,567
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$1,212,157,708
Number of Holdings	105
Total Advisory Fee	$10,304,567
Portfolio Turnover	38%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 26.2 Financials 17.7 Information Technology 15.3 Consumer Discretionary 13.2 Consumer Staples 6.9 Health Care 5.6 Real Estate 4.6 Energy 2.7 Materials 2.7 Communication Services 2.6 Utilities 1.2 Common Stocks 98.7 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 Taiwan 21.1 China 17.9 India 11.7 Brazil 10.2 Korea (South) 9.1 Mexico 5.3 Indonesia 4.0 Poland 3.9 United States 2.5 Others 14.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Taiwan - 21.1 China - 17.9 India - 11.7 Brazil - 10.2 Korea (South) - 9.1 Mexico - 5.3 Indonesia - 4.0 Poland - 3.9 United States - 2.5 Others - 14.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Chroma ATE Inc 1.9 Bizlink Holding Inc 1.9 Yageo Corp 1.9 Nanya Technology Corp 1.8 King Yuan Electronics Co Ltd 1.6 Innodisk Corp 1.5 ASPEED Technology Inc 1.4 Acter Group Corp Ltd 1.3 Woori Financial Group Inc 1.3 Eicher Motors Ltd 1.3 15.9
Fidelity Advisor Emerging Markets Discovery Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Emerging Markets Discovery Fund
Class Name	Fidelity Advisor® Emerging Markets Discovery Fund Class I
Trading Symbol	FEDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Emerging Markets Discovery Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 113	1.01%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, stock picks and an underweight in Emerging Asia, primarily Taiwan, along with a non-benchmark allocation to developed markets, contributed to the fund's performance versus the MSCI Emerging Markets SMID Index (Net MA) for the fiscal year.
•By sector, security selection was the primary contributor, especially within information technology, where our picks among semiconductors & semiconductor equipment firms helped most. Investment choices in communication services, especially in the media & entertainment industry, as well as consumer staples, food, beverage & tobacco stocks in particular, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Nanya Technology (+221%), one the fund's biggest holdings at period end. Outsized exposure to Bizlink Holding (+206%) helped as well. Though we decreased our position in the stock, the company was the fund's largest holding this period. Another notable relative contributor was an overweight in Chroma ATE (+125%), an investment we established this period and the fund's biggest holding at period end.
•In contrast, from a regional standpoint, picks in Latin America and Emerging Europe detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection in financials. Picks and an overweight in consumer discretionary, primarily within the consumer durables & apparel industry, also hampered the fund's result. Investment choices in industrials hurt as well. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was an overweight in Sumber Alfaria Trijaya (-35%), a stake we established this period. A non-benchmark position in ASMPT (-42%) also hurt. The stock was not held at period end. Outsized exposure to E Ink Holdings (-27%) was another negative.
•Notable changes in geographic positioning included decreased exposure to South Africa and a higher allocation to South Korea. By sector, meaningful shifts included lower allocations to real estate and materials stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Class I $10,000 $11,316 $14,060 $11,521 $13,339 $13,748 $18,233 $14,337 $16,629 $19,013 $23,306 MSCI Emerging Markets SMID Cap Index $10,000 $10,530 $12,623 $10,791 $11,917 $11,821 $16,214 $12,299 $13,966 $17,045 $20,554 MSCI Emerging Markets Index $10,000 $10,931 $13,827 $12,101 $13,540 $14,660 $17,148 $11,830 $13,112 $16,433 $21,015 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 22.58% 11.13% 8.83% MSCI Emerging Markets SMID Cap Index 20.59% 11.70% 7.47% MSCI Emerging Markets Index 27.88% 7.47% 7.71% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,212,157,708	$ 1,212,157,708	$ 1,212,157,708	$ 1,212,157,708	$ 1,212,157,708	$ 1,212,157,708	$ 1,212,157,708
Holdings Count | shares	105	105	105	105	105	105	105
Advisory Fees Paid, Amount	$ 10,304,567
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$1,212,157,708
Number of Holdings	105
Total Advisory Fee	$10,304,567
Portfolio Turnover	38%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 26.2 Financials 17.7 Information Technology 15.3 Consumer Discretionary 13.2 Consumer Staples 6.9 Health Care 5.6 Real Estate 4.6 Energy 2.7 Materials 2.7 Communication Services 2.6 Utilities 1.2 Common Stocks 98.7 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 Taiwan 21.1 China 17.9 India 11.7 Brazil 10.2 Korea (South) 9.1 Mexico 5.3 Indonesia 4.0 Poland 3.9 United States 2.5 Others 14.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Taiwan - 21.1 China - 17.9 India - 11.7 Brazil - 10.2 Korea (South) - 9.1 Mexico - 5.3 Indonesia - 4.0 Poland - 3.9 United States - 2.5 Others - 14.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Chroma ATE Inc 1.9 Bizlink Holding Inc 1.9 Yageo Corp 1.9 Nanya Technology Corp 1.8 King Yuan Electronics Co Ltd 1.6 Innodisk Corp 1.5 ASPEED Technology Inc 1.4 Acter Group Corp Ltd 1.3 Woori Financial Group Inc 1.3 Eicher Motors Ltd 1.3 15.9
Fidelity Advisor Emerging Markets Discovery Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Emerging Markets Discovery Fund
Class Name	Fidelity Advisor® Emerging Markets Discovery Fund Class C
Trading Symbol	FEDGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Emerging Markets Discovery Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 223	2.01%

Expenses Paid, Amount	$ 223
Expense Ratio, Percent	2.01%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, stock picks and an underweight in Emerging Asia, primarily Taiwan, along with a non-benchmark allocation to developed markets, contributed to the fund's performance versus the MSCI Emerging Markets SMID Index (Net MA) for the fiscal year.
•By sector, security selection was the primary contributor, especially within information technology, where our picks among semiconductors & semiconductor equipment firms helped most. Investment choices in communication services, especially in the media & entertainment industry, as well as consumer staples, food, beverage & tobacco stocks in particular, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Nanya Technology (+221%), one the fund's biggest holdings at period end. Outsized exposure to Bizlink Holding (+206%) helped as well. Though we decreased our position in the stock, the company was the fund's largest holding this period. Another notable relative contributor was an overweight in Chroma ATE (+125%), an investment we established this period and the fund's biggest holding at period end.
•In contrast, from a regional standpoint, picks in Latin America and Emerging Europe detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection in financials. Picks and an overweight in consumer discretionary, primarily within the consumer durables & apparel industry, also hampered the fund's result. Investment choices in industrials hurt as well. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was an overweight in Sumber Alfaria Trijaya (-35%), a stake we established this period. A non-benchmark position in ASMPT (-42%) also hurt. The stock was not held at period end. Outsized exposure to E Ink Holdings (-27%) was another negative.
•Notable changes in geographic positioning included decreased exposure to South Africa and a higher allocation to South Korea. By sector, meaningful shifts included lower allocations to real estate and materials stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Class C $10,000 $11,197 $13,775 $11,162 $12,786 $13,036 $17,106 $13,306 $15,270 $17,422 $21,290 MSCI Emerging Markets SMID Cap Index $10,000 $10,530 $12,623 $10,791 $11,917 $11,821 $16,214 $12,299 $13,966 $17,045 $20,554 MSCI Emerging Markets Index $10,000 $10,931 $13,827 $12,101 $13,540 $14,660 $17,148 $11,830 $13,112 $16,433 $21,015 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 20.34% 9.97% 7.85% Class C 21.34% 9.97% 7.85% MSCI Emerging Markets SMID Cap Index 20.59% 11.70% 7.47% MSCI Emerging Markets Index 27.88% 7.47% 7.71% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,212,157,708	$ 1,212,157,708	$ 1,212,157,708	$ 1,212,157,708	$ 1,212,157,708	$ 1,212,157,708	$ 1,212,157,708
Holdings Count | shares	105	105	105	105	105	105	105
Advisory Fees Paid, Amount	$ 10,304,567
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$1,212,157,708
Number of Holdings	105
Total Advisory Fee	$10,304,567
Portfolio Turnover	38%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 26.2 Financials 17.7 Information Technology 15.3 Consumer Discretionary 13.2 Consumer Staples 6.9 Health Care 5.6 Real Estate 4.6 Energy 2.7 Materials 2.7 Communication Services 2.6 Utilities 1.2 Common Stocks 98.7 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 Taiwan 21.1 China 17.9 India 11.7 Brazil 10.2 Korea (South) 9.1 Mexico 5.3 Indonesia 4.0 Poland 3.9 United States 2.5 Others 14.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Taiwan - 21.1 China - 17.9 India - 11.7 Brazil - 10.2 Korea (South) - 9.1 Mexico - 5.3 Indonesia - 4.0 Poland - 3.9 United States - 2.5 Others - 14.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Chroma ATE Inc 1.9 Bizlink Holding Inc 1.9 Yageo Corp 1.9 Nanya Technology Corp 1.8 King Yuan Electronics Co Ltd 1.6 Innodisk Corp 1.5 ASPEED Technology Inc 1.4 Acter Group Corp Ltd 1.3 Woori Financial Group Inc 1.3 Eicher Motors Ltd 1.3 15.9
Fidelity Advisor Emerging Markets Discovery Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Emerging Markets Discovery Fund
Class Name	Fidelity Advisor® Emerging Markets Discovery Fund Class A
Trading Symbol	FEDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Emerging Markets Discovery Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 140	1.26%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, stock picks and an underweight in Emerging Asia, primarily Taiwan, along with a non-benchmark allocation to developed markets, contributed to the fund's performance versus the MSCI Emerging Markets SMID Index (Net MA) for the fiscal year.
•By sector, security selection was the primary contributor, especially within information technology, where our picks among semiconductors & semiconductor equipment firms helped most. Investment choices in communication services, especially in the media & entertainment industry, as well as consumer staples, food, beverage & tobacco stocks in particular, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Nanya Technology (+221%), one the fund's biggest holdings at period end. Outsized exposure to Bizlink Holding (+206%) helped as well. Though we decreased our position in the stock, the company was the fund's largest holding this period. Another notable relative contributor was an overweight in Chroma ATE (+125%), an investment we established this period and the fund's biggest holding at period end.
•In contrast, from a regional standpoint, picks in Latin America and Emerging Europe detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection in financials. Picks and an overweight in consumer discretionary, primarily within the consumer durables & apparel industry, also hampered the fund's result. Investment choices in industrials hurt as well. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was an overweight in Sumber Alfaria Trijaya (-35%), a stake we established this period. A non-benchmark position in ASMPT (-42%) also hurt. The stock was not held at period end. Outsized exposure to E Ink Holdings (-27%) was another negative.
•Notable changes in geographic positioning included decreased exposure to South Africa and a higher allocation to South Korea. By sector, meaningful shifts included lower allocations to real estate and materials stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $10,644 $13,187 $10,761 $12,428 $12,771 $16,887 $13,242 $15,303 $17,460 $21,335 MSCI Emerging Markets SMID Cap Index $10,000 $10,530 $12,623 $10,791 $11,917 $11,821 $16,214 $12,299 $13,966 $17,045 $20,554 MSCI Emerging Markets Index $10,000 $10,931 $13,827 $12,101 $13,540 $14,660 $17,148 $11,830 $13,112 $16,433 $21,015 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 15.17% 9.50% 7.87% Class A (without 5.75% sales charge) 22.20% 10.81% 8.51% MSCI Emerging Markets SMID Cap Index 20.59% 11.70% 7.47% MSCI Emerging Markets Index 27.88% 7.47% 7.71% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,212,157,708	$ 1,212,157,708	$ 1,212,157,708	$ 1,212,157,708	$ 1,212,157,708	$ 1,212,157,708	$ 1,212,157,708
Holdings Count | shares	105	105	105	105	105	105	105
Advisory Fees Paid, Amount	$ 10,304,567
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$1,212,157,708
Number of Holdings	105
Total Advisory Fee	$10,304,567
Portfolio Turnover	38%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 26.2 Financials 17.7 Information Technology 15.3 Consumer Discretionary 13.2 Consumer Staples 6.9 Health Care 5.6 Real Estate 4.6 Energy 2.7 Materials 2.7 Communication Services 2.6 Utilities 1.2 Common Stocks 98.7 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 Taiwan 21.1 China 17.9 India 11.7 Brazil 10.2 Korea (South) 9.1 Mexico 5.3 Indonesia 4.0 Poland 3.9 United States 2.5 Others 14.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Taiwan - 21.1 China - 17.9 India - 11.7 Brazil - 10.2 Korea (South) - 9.1 Mexico - 5.3 Indonesia - 4.0 Poland - 3.9 United States - 2.5 Others - 14.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Chroma ATE Inc 1.9 Bizlink Holding Inc 1.9 Yageo Corp 1.9 Nanya Technology Corp 1.8 King Yuan Electronics Co Ltd 1.6 Innodisk Corp 1.5 ASPEED Technology Inc 1.4 Acter Group Corp Ltd 1.3 Woori Financial Group Inc 1.3 Eicher Motors Ltd 1.3 15.9
Fidelity Emerging Asia Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Emerging Asia Fund
Class Name	Fidelity® Emerging Asia Fund
Trading Symbol	FSEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Emerging Asia Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Emerging Asia Fund	$ 121	1.03%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, security selection in emerging markets, along with picks and an underweight in Asia Pacific ex Japan, primarily Singapore, contributed to the fund's performance versus the MSCI AC Asia Ex Japan (Net MA) Linked Index for the fiscal year.
•By sector, the biggest contributor to performance versus the benchmark was stock selection in health care, especially in the pharmaceuticals, biotechnology & life sciences industry. Investment choices and an overweight in consumer discretionary, particularly among consumer discretionary distribution & retail stocks, also boosted relative performance. An underweight in consumer staples helped as well.
•The top individual relative contributor was an overweight in Sea (+64%), where we decreased our stake the past 12 months. Still, the company was among our biggest holdings this period. A second notable relative contributor was an overweight in WuXi XDC Cayman (+226%), another of our largest holdings at period end. Outsized exposure to Taiwan Semiconductor Manufacturing (+58%) also helped. The stock was the fund's largest holding.
•In contrast, from a regional standpoint, non-benchmark allocations to Europe ex U.K. and the United States detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was an underweight in communication services. An overweight in health care, primarily in the health care equipment & services industry, also hampered the fund's result. Picks in information technology, especially among semiconductors & semiconductor equipment firms, hurt as well. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was our non-benchmark stake in MakeMyTrip (-20%). The company was one of our biggest holdings this period. A position in Samsung Electronics (+70%), one of the fund's biggest holdings at period end, also hurt. Non-benchmark exposure to Delivery Hero (-32%) was another challenge. The stock was not held at period end.
•Notable changes in geographic positioning included increased exposure to South Korea and a lower allocation to Singapore. By sector, meaningful shifts included increased exposure to communication services and a lower allocation to consumer discretionary stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Fidelity® Emerging Asia Fund $10,000 $10,742 $14,317 $12,062 $15,313 $23,040 $26,961 $14,352 $17,077 $23,605 $31,891 MSCI AC (All Country) Asia ex Japan Index $10,000 $10,659 $13,906 $12,012 $13,602 $15,758 $17,778 $11,734 $13,320 $17,044 $21,876 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Emerging Asia Fund 35.10% 6.72% 12.30% MSCI AC (All Country) Asia ex Japan Index 28.35% 6.78% 8.14% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 1,477,432,495	$ 1,477,432,495	$ 1,477,432,495	$ 1,477,432,495	$ 1,477,432,495	$ 1,477,432,495	$ 1,477,432,495
Holdings Count | shares	74	74	74	74	74	74	74
Advisory Fees Paid, Amount	$ 11,121,233
Investment Company Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$1,477,432,495
Number of Holdings	74
Total Advisory Fee	$11,121,233
Portfolio Turnover	107%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 32.7 Financials 16.5 Consumer Discretionary 15.5 Communication Services 12.1 Industrials 10.2 Health Care 6.8 Materials 2.1 Consumer Staples 0.9 Common Stocks 93.9 Preferred Stocks 2.9 Short-Term Investments and Net Other Assets (Liabilities) 3.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 93.9 Preferred Stocks - 2.9 Short-Term Investments and Net Other Assets (Liabilities) - 3.2 China 38.1 Taiwan 19.0 India 16.3 Korea (South) 13.8 Hong Kong 4.0 United States 3.3 Indonesia 2.2 Singapore 1.7 Philippines 1.1 South Africa 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 38.1 Taiwan - 19.0 India - 16.3 Korea (South) - 13.8 Hong Kong - 4.0 United States - 3.3 Indonesia - 2.2 Singapore - 1.7 Philippines - 1.1 South Africa - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 10.8 Tencent Holdings Ltd 8.2 SK Hynix Inc 4.3 PDD Holdings Inc Class A ADR 4.1 Alibaba Group Holding Ltd 3.7 Taiwan Semiconductor Manufacturing Co Ltd ADR 3.2 WuXi XDC Cayman Inc 2.5 Samsung Electronics Co Ltd 2.4 Samsung Electronics Co Ltd 2.2 HDFC Bank Ltd/Gandhinagar 2.2 43.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Diversified International K6 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Diversified International K6 Fund
Class Name	Fidelity® Diversified International K6 Fund
Trading Symbol	FKIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Diversified International K6 Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Diversified International K6 Fund	$ 66	0.60%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, a non-benchmark allocation to Canada and positioning in the U.S. detracted from the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, security selection was the primary detractor, especially within financials. Picks in industrials also hampered the fund's result. Also detracting from our result was positioning in communication services.
•The biggest individual relative detractor was not owning Softbank Group (+183%), an index constituent. A second notable relative detractor was our overweight stake in Wolters Kluwer (-26%). Another notable relative detractor was an overweight position in London Stock Exchange (-7%).
•In contrast, from a regional standpoint, a non-benchmark allocation to emerging markets contributed to the fund's relative result, as did stock picking in Japan.
•By sector, stock selection in materials and information technology contributed to the fund's relative result. Underweights in consumer staples and health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Rolls-Royce (+124%). The company was among the fund's biggest holdings at period end. The second-largest relative contributor was an overweight in Advantest (+160%). The company was the fund's 11th-largest holding at period end. An overweight in Mitsubishi Heavy Industries (+112%) also helped. The stock was among the fund's biggest holdings.
•Notable changes in positioning include decreased exposure to the United States and a higher allocation to Germany. By sector, meaningful changes in positioning include decreased exposure to health care and energy.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 25, 2017 through October 31, 2025. Initial investment of $10,000. Fidelity® Diversified International K6 Fund $10,000 $10,650 $9,709 $11,252 $12,343 $16,045 $11,423 $12,808 $15,971 MSCI EAFE Index $10,000 $10,678 $9,968 $11,094 $10,353 $13,919 $10,740 $12,313 $15,175 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Diversified International K6 Fund 21.60% 9.49% 8.18% MSCI EAFE Index 23.38% 12.58% 7.71% A From May 25, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date						May 25, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 4,807,177,122	$ 4,807,177,122	$ 4,807,177,122	$ 4,807,177,122	$ 4,807,177,122	$ 4,807,177,122	$ 4,807,177,122
Holdings Count | shares	151	151	151	151	151	151	151
Advisory Fees Paid, Amount	$ 27,874,405
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$4,807,177,122
Number of Holdings	151
Total Advisory Fee	$27,874,405
Portfolio Turnover	45%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 27.2 Industrials 24.7 Information Technology 14.2 Materials 8.1 Consumer Discretionary 8.1 Health Care 6.9 Energy 3.2 Communication Services 2.6 Consumer Staples 2.4 Common Stocks 96.9 Preferred Stocks 0.5 Short-Term Investments and Net Other Assets (Liabilities) 2.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.9 Preferred Stocks - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - 2.6 Japan 18.9 United Kingdom 15.1 Germany 12.4 United States 10.9 France 7.9 Italy 4.2 Canada 4.1 Spain 3.9 Netherlands 3.4 Others 19.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 18.9 United Kingdom - 15.1 Germany - 12.4 United States - 10.9 France - 7.9 Italy - 4.2 Canada - 4.1 Spain - 3.9 Netherlands - 3.4 Others - 19.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Hitachi Ltd 3.0 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.2 Rolls-Royce Holdings PLC 2.2 Banco Santander SA 2.1 SAP SE 2.0 ASML Holding NV depository receipt 1.8 Allianz SE 1.8 Lloyds Banking Group PLC 1.8 Mitsubishi Heavy Industries Ltd 1.8 NatWest Group PLC 1.6 20.3
Fidelity Diversified International Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Diversified International Fund
Class Name	Fidelity® Diversified International Fund
Trading Symbol	FDIVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Diversified International Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Diversified International Fund	$ 73	0.66%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, a non-benchmark allocation to Canada and positioning in the U.S. detracted from the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, security selection was the primary detractor, especially within financials. Picks in industrials also hampered the fund's result. Also detracting from our result was positioning in communication services.
•The biggest individual relative detractor was not owning Softbank Group (+183%), an index constituent. A second notable relative detractor was our overweight stake in Wolters Kluwer (-26%). Another notable relative detractor was an overweight position in London Stock Exchange (-7%).
•In contrast, from a regional standpoint, a non-benchmark allocation to emerging markets contributed to the fund's relative result, as did stock picking in Japan.
•By sector, stock selection in materials and information technology contributed to the fund's relative result. Underweights in consumer staples and health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Rolls-Royce (+124%). The company was among the fund's biggest holdings at period end. The second-largest relative contributor was an overweight in Advantest (+160%). The company was one of the fund's largest holdings at period end. An overweight in Mitsubishi Heavy Industries (+112%) also helped. The stock was among the fund's biggest holdings.
•Notable changes in positioning include decreased exposure to the United States and a higher allocation to Germany. By sector, meaningful changes in positioning include decreased exposure to health care and energy.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Fidelity® Diversified International Fund $10,000 $9,630 $11,785 $10,719 $12,436 $13,564 $17,575 $12,414 $13,923 $17,383 $21,117 MSCI EAFE Index $10,000 $9,697 $11,994 $11,197 $12,462 $11,629 $15,635 $12,063 $13,831 $17,046 $21,031 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Diversified International Fund 21.48% 9.26% 7.76% MSCI EAFE Index 23.38% 12.58% 7.72% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 13,351,715,112	$ 13,351,715,112	$ 13,351,715,112	$ 13,351,715,112	$ 13,351,715,112	$ 13,351,715,112	$ 13,351,715,112
Holdings Count | shares	150	150	150	150	150	150	150
Advisory Fees Paid, Amount	$ 77,577,854
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$13,351,715,112
Number of Holdings	150
Total Advisory Fee	$77,577,854
Portfolio Turnover	47%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 27.0 Industrials 24.4 Information Technology 14.2 Materials 7.9 Consumer Discretionary 7.9 Health Care 6.9 Energy 3.3 Communication Services 2.6 Consumer Staples 2.4 Common Stocks 96.2 Preferred Stocks 0.4 Short-Term Investments and Net Other Assets (Liabilities) 3.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.2 Preferred Stocks - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 3.4 Japan 18.8 United Kingdom 15.0 Germany 12.2 United States 11.6 France 7.9 Italy 4.2 Canada 4.0 Spain 3.8 Netherlands 3.4 Others 19.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 18.8 United Kingdom - 15.0 Germany - 12.2 United States - 11.6 France - 7.9 Italy - 4.2 Canada - 4.0 Spain - 3.8 Netherlands - 3.4 Others - 19.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Hitachi Ltd 2.9 Rolls-Royce Holdings PLC 2.2 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.2 SAP SE 2.1 Banco Santander SA 2.1 ASML Holding NV depository receipt 1.8 Allianz SE 1.8 Lloyds Banking Group PLC 1.8 Mitsubishi Heavy Industries Ltd 1.8 Advantest Corp 1.6 20.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Diversified International Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Diversified International Fund
Class Name	Fidelity® Diversified International Fund Class K
Trading Symbol	FDIKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Diversified International Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 65	0.59%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, a non-benchmark allocation to Canada and positioning in the U.S. detracted from the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, security selection was the primary detractor, especially within financials. Picks in industrials also hampered the fund's result. Also detracting from our result was positioning in communication services.
•The biggest individual relative detractor was not owning Softbank Group (+183%), an index constituent. A second notable relative detractor was our overweight stake in Wolters Kluwer (-26%). Another notable relative detractor was an overweight position in London Stock Exchange (-7%).
•In contrast, from a regional standpoint, a non-benchmark allocation to emerging markets contributed to the fund's relative result, as did stock picking in Japan.
•By sector, stock selection in materials and information technology contributed to the fund's relative result. Underweights in consumer staples and health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Rolls-Royce (+124%). The company was among the fund's biggest holdings at period end. The second-largest relative contributor was an overweight in Advantest (+160%). The company was one of the fund's largest holdings at period end. An overweight in Mitsubishi Heavy Industries (+112%) also helped. The stock was among the fund's biggest holdings.
•Notable changes in positioning include decreased exposure to the United States and a higher allocation to Germany. By sector, meaningful changes in positioning include decreased exposure to health care and energy.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Class K $10,000 $9,643 $11,817 $10,760 $12,497 $13,649 $17,704 $12,515 $14,054 $17,563 $21,351 MSCI EAFE Index $10,000 $9,697 $11,994 $11,197 $12,462 $11,629 $15,635 $12,063 $13,831 $17,046 $21,031 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class K 21.57% 9.36% 7.88% MSCI EAFE Index 23.38% 12.58% 7.72% Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 13,351,715,112	$ 13,351,715,112	$ 13,351,715,112	$ 13,351,715,112	$ 13,351,715,112	$ 13,351,715,112	$ 13,351,715,112
Holdings Count | shares	150	150	150	150	150	150	150
Advisory Fees Paid, Amount	$ 77,577,854
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$13,351,715,112
Number of Holdings	150
Total Advisory Fee	$77,577,854
Portfolio Turnover	47%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 27.0 Industrials 24.4 Information Technology 14.2 Materials 7.9 Consumer Discretionary 7.9 Health Care 6.9 Energy 3.3 Communication Services 2.6 Consumer Staples 2.4 Common Stocks 96.2 Preferred Stocks 0.4 Short-Term Investments and Net Other Assets (Liabilities) 3.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.2 Preferred Stocks - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 3.4 Japan 18.8 United Kingdom 15.0 Germany 12.2 United States 11.6 France 7.9 Italy 4.2 Canada 4.0 Spain 3.8 Netherlands 3.4 Others 19.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 18.8 United Kingdom - 15.0 Germany - 12.2 United States - 11.6 France - 7.9 Italy - 4.2 Canada - 4.0 Spain - 3.8 Netherlands - 3.4 Others - 19.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Hitachi Ltd 2.9 Rolls-Royce Holdings PLC 2.2 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.2 SAP SE 2.1 Banco Santander SA 2.1 ASML Holding NV depository receipt 1.8 Allianz SE 1.8 Lloyds Banking Group PLC 1.8 Mitsubishi Heavy Industries Ltd 1.8 Advantest Corp 1.6 20.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity China Region Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® China Region Fund
Class Name	Fidelity® China Region Fund
Trading Symbol	FHKCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® China Region Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® China Region Fund	$ 109	0.91%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, stock selection in emerging markets and security selection and an underweight in Asia Pacific ex Japan contributed to the fund's performance versus the MSCI Golden Dragon Net MA Index for the fiscal year.
•By sector, the biggest contributor to performance versus the benchmark was stock selection in industrials, primarily within the capital goods industry. Stock selection in materials also boosted relative performance. Also contributing to our result were picks and an overweight in information technology.
•The top individual relative contributor was an overweight in Zijin Mining (+99%). The stock was among the fund's biggest holdings. The second-largest relative contributor was a non-benchmark stake in Chroma ATE (+167%). This was an investment we established this period. Another notable relative contributor was an overweight in Zhejiang Sanhua Intelligent Controls (+93%).
•In contrast, from a regional standpoint, non-benchmark allocations to the United States and Europe ex U.K. detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock selection in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry. Security selection in consumer staples also hampered the fund's result. Also hurting were security selection and an overweight in consumer discretionary.
•The biggest individual relative detractor was an overweight in eMemory Technology (-36%). A second notable relative detractor was an underweight in Hon Hai Precision Industry (+31%). This period we decreased our stake in the stock. Another notable relative detractor was a non-benchmark stake in Zai Lab (-15%).
•Notable changes in positioning include decreased exposure to Hong Kong. By sector, meaningful changes in positioning include increased exposure to industrials and a lower allocation to consumer discretionary.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Fidelity® China Region Fund $10,000 $10,015 $13,631 $11,502 $14,461 $20,672 $21,493 $11,812 $14,688 $19,556 $27,409 MSCI Golden Dragon Index $10,000 $10,693 $14,160 $12,219 $14,096 $17,843 $18,521 $10,600 $12,832 $16,976 $22,844 MSCI Emerging Markets Index $10,000 $10,931 $13,827 $12,101 $13,540 $14,660 $17,148 $11,830 $13,112 $16,433 $21,015 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® China Region Fund 40.16% 5.80% 10.61% MSCI Golden Dragon Index 34.57% 5.07% 8.61% MSCI Emerging Markets Index 27.88% 7.47% 7.71% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 1,815,059,878	$ 1,815,059,878	$ 1,815,059,878	$ 1,815,059,878	$ 1,815,059,878	$ 1,815,059,878	$ 1,815,059,878
Holdings Count | shares	89	89	89	89	89	89	89
Advisory Fees Paid, Amount	$ 10,641,216
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$1,815,059,878
Number of Holdings	89
Total Advisory Fee	$10,641,216
Portfolio Turnover	34%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 39.1 Consumer Discretionary 17.3 Communication Services 13.0 Financials 11.5 Industrials 7.1 Health Care 4.0 Materials 4.0 Consumer Staples 1.8 Real Estate 0.7 Common Stocks 96.7 Preferred Stocks 1.8 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.7 Preferred Stocks - 1.8 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 China 56.6 Taiwan 32.3 Hong Kong 4.7 United States 2.8 Korea (South) 1.1 South Africa 1.0 Singapore 0.7 Thailand 0.5 France 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 56.6 Taiwan - 32.3 Hong Kong - 4.7 United States - 2.8 Korea (South) - 1.1 South Africa - 1.0 Singapore - 0.7 Thailand - 0.5 France - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 22.4 Tencent Holdings Ltd 10.7 Alibaba Group Holding Ltd 5.6 PDD Holdings Inc Class A ADR 3.7 Zijin Mining Group Co Ltd H Shares 3.0 China Construction Bank Corp H Shares 2.6 AIA Group Ltd 2.4 MediaTek Inc 1.8 Delta Electronics Inc 1.7 Montage Technology Co Ltd A Shares (China) 1.5 55.4
Fidelity Advisor China Region Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® China Region Fund
Class Name	Fidelity Advisor® China Region Fund Class Z
Trading Symbol	FIQFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® China Region Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 92	0.77%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, stock selection in emerging markets and security selection and an underweight in Asia Pacific ex Japan contributed to the fund's performance versus the MSCI Golden Dragon Net MA Index for the fiscal year.
•By sector, the biggest contributor to performance versus the benchmark was stock selection in industrials, primarily within the capital goods industry. Stock selection in materials also boosted relative performance. Also contributing to our result were picks and an overweight in information technology.
•The top individual relative contributor was an overweight in Zijin Mining (+99%). The stock was among the fund's biggest holdings. The second-largest relative contributor was a non-benchmark stake in Chroma ATE (+167%). This was an investment we established this period. Another notable relative contributor was an overweight in Zhejiang Sanhua Intelligent Controls (+93%).
•In contrast, from a regional standpoint, non-benchmark allocations to the United States and Europe ex U.K. detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock selection in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry. Security selection in consumer staples also hampered the fund's result. Also hurting were security selection and an overweight in consumer discretionary.
•The biggest individual relative detractor was an overweight in eMemory Technology (-36%). A second notable relative detractor was an underweight in Hon Hai Precision Industry (+31%). This period we decreased our stake in the stock. Another notable relative detractor was a non-benchmark stake in Zai Lab (-15%).
•Notable changes in positioning include decreased exposure to Hong Kong. By sector, meaningful changes in positioning include increased exposure to industrials and a lower allocation to consumer discretionary.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through October 31, 2025. Initial investment of $10,000. Class Z $10,000 $8,860 $11,151 $15,960 $16,613 $9,142 $11,387 $15,183 MSCI Golden Dragon Index $10,000 $9,059 $10,451 $13,228 $13,731 $7,858 $9,513 $12,585 MSCI Emerging Markets Index $10,000 $9,258 $10,359 $11,216 $13,120 $9,051 $10,032 $12,572 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 40.35% 5.95% 11.27% MSCI Golden Dragon Index 34.57% 5.07% 7.72% MSCI Emerging Markets Index 27.88% 7.47% 6.93% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,815,059,878	$ 1,815,059,878	$ 1,815,059,878	$ 1,815,059,878	$ 1,815,059,878	$ 1,815,059,878	$ 1,815,059,878
Holdings Count | shares	89	89	89	89	89	89	89
Advisory Fees Paid, Amount	$ 10,641,216
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$1,815,059,878
Number of Holdings	89
Total Advisory Fee	$10,641,216
Portfolio Turnover	34%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 39.1 Consumer Discretionary 17.3 Communication Services 13.0 Financials 11.5 Industrials 7.1 Health Care 4.0 Materials 4.0 Consumer Staples 1.8 Real Estate 0.7 Common Stocks 96.7 Preferred Stocks 1.8 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.7 Preferred Stocks - 1.8 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 China 56.6 Taiwan 32.3 Hong Kong 4.7 United States 2.8 Korea (South) 1.1 South Africa 1.0 Singapore 0.7 Thailand 0.5 France 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 56.6 Taiwan - 32.3 Hong Kong - 4.7 United States - 2.8 Korea (South) - 1.1 South Africa - 1.0 Singapore - 0.7 Thailand - 0.5 France - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 22.4 Tencent Holdings Ltd 10.7 Alibaba Group Holding Ltd 5.6 PDD Holdings Inc Class A ADR 3.7 Zijin Mining Group Co Ltd H Shares 3.0 China Construction Bank Corp H Shares 2.6 AIA Group Ltd 2.4 MediaTek Inc 1.8 Delta Electronics Inc 1.7 Montage Technology Co Ltd A Shares (China) 1.5 55.4
Fidelity Advisor China Region Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® China Region Fund
Class Name	Fidelity Advisor® China Region Fund Class M
Trading Symbol	FHKTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® China Region Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 171	1.43%

Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.43%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, stock selection in emerging markets and security selection and an underweight in Asia Pacific ex Japan contributed to the fund's performance versus the MSCI Golden Dragon Net MA Index for the fiscal year.
•By sector, the biggest contributor to performance versus the benchmark was stock selection in industrials, primarily within the capital goods industry. Stock selection in materials also boosted relative performance. Also contributing to our result were picks and an overweight in information technology.
•The top individual relative contributor was an overweight in Zijin Mining (+99%). The stock was among the fund's biggest holdings. The second-largest relative contributor was a non-benchmark stake in Chroma ATE (+167%). This was an investment we established this period. Another notable relative contributor was an overweight in Zhejiang Sanhua Intelligent Controls (+93%).
•In contrast, from a regional standpoint, non-benchmark allocations to the United States and Europe ex U.K. detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock selection in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry. Security selection in consumer staples also hampered the fund's result. Also hurting were security selection and an overweight in consumer discretionary.
•The biggest individual relative detractor was an overweight in eMemory Technology (-36%). A second notable relative detractor was an underweight in Hon Hai Precision Industry (+31%). This period we decreased our stake in the stock. Another notable relative detractor was a non-benchmark stake in Zai Lab (-15%).
•Notable changes in positioning include decreased exposure to Hong Kong. By sector, meaningful changes in positioning include increased exposure to industrials and a lower allocation to consumer discretionary.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,601 $12,986 $10,888 $13,600 $19,318 $19,968 $10,909 $13,488 $17,869 $24,917 MSCI Golden Dragon Index $10,000 $10,693 $14,160 $12,219 $14,096 $17,843 $18,521 $10,600 $12,832 $16,976 $22,844 MSCI Emerging Markets Index $10,000 $10,931 $13,827 $12,101 $13,540 $14,660 $17,148 $11,830 $13,112 $16,433 $21,015 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 34.56% 4.48% 9.56% Class M (without 3.50% sales charge) 39.44% 5.22% 9.95% MSCI Golden Dragon Index 34.57% 5.07% 8.61% MSCI Emerging Markets Index 27.88% 7.47% 7.71% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,815,059,878	$ 1,815,059,878	$ 1,815,059,878	$ 1,815,059,878	$ 1,815,059,878	$ 1,815,059,878	$ 1,815,059,878
Holdings Count | shares	89	89	89	89	89	89	89
Advisory Fees Paid, Amount	$ 10,641,216
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$1,815,059,878
Number of Holdings	89
Total Advisory Fee	$10,641,216
Portfolio Turnover	34%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 39.1 Consumer Discretionary 17.3 Communication Services 13.0 Financials 11.5 Industrials 7.1 Health Care 4.0 Materials 4.0 Consumer Staples 1.8 Real Estate 0.7 Common Stocks 96.7 Preferred Stocks 1.8 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.7 Preferred Stocks - 1.8 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 China 56.6 Taiwan 32.3 Hong Kong 4.7 United States 2.8 Korea (South) 1.1 South Africa 1.0 Singapore 0.7 Thailand 0.5 France 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 56.6 Taiwan - 32.3 Hong Kong - 4.7 United States - 2.8 Korea (South) - 1.1 South Africa - 1.0 Singapore - 0.7 Thailand - 0.5 France - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 22.4 Tencent Holdings Ltd 10.7 Alibaba Group Holding Ltd 5.6 PDD Holdings Inc Class A ADR 3.7 Zijin Mining Group Co Ltd H Shares 3.0 China Construction Bank Corp H Shares 2.6 AIA Group Ltd 2.4 MediaTek Inc 1.8 Delta Electronics Inc 1.7 Montage Technology Co Ltd A Shares (China) 1.5 55.4
Fidelity Advisor China Region Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® China Region Fund
Class Name	Fidelity Advisor® China Region Fund Class I
Trading Symbol	FHKIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® China Region Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 107	0.89%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, stock selection in emerging markets and security selection and an underweight in Asia Pacific ex Japan contributed to the fund's performance versus the MSCI Golden Dragon Net MA Index for the fiscal year.
•By sector, the biggest contributor to performance versus the benchmark was stock selection in industrials, primarily within the capital goods industry. Stock selection in materials also boosted relative performance. Also contributing to our result were picks and an overweight in information technology.
•The top individual relative contributor was an overweight in Zijin Mining (+99%). The stock was among the fund's biggest holdings. The second-largest relative contributor was a non-benchmark stake in Chroma ATE (+167%). This was an investment we established this period. Another notable relative contributor was an overweight in Zhejiang Sanhua Intelligent Controls (+93%).
•In contrast, from a regional standpoint, non-benchmark allocations to the United States and Europe ex U.K. detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock selection in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry. Security selection in consumer staples also hampered the fund's result. Also hurting were security selection and an overweight in consumer discretionary.
•The biggest individual relative detractor was an overweight in eMemory Technology (-36%). A second notable relative detractor was an underweight in Hon Hai Precision Industry (+31%). This period we decreased our stake in the stock. Another notable relative detractor was a non-benchmark stake in Zai Lab (-15%).
•Notable changes in positioning include decreased exposure to Hong Kong. By sector, meaningful changes in positioning include increased exposure to industrials and a lower allocation to consumer discretionary.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Class I $10,000 $10,016 $13,633 $11,502 $14,460 $20,664 $21,482 $11,805 $14,685 $19,554 $27,412 MSCI Golden Dragon Index $10,000 $10,693 $14,160 $12,219 $14,096 $17,843 $18,521 $10,600 $12,832 $16,976 $22,844 MSCI Emerging Markets Index $10,000 $10,931 $13,827 $12,101 $13,540 $14,660 $17,148 $11,830 $13,112 $16,433 $21,015 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 40.19% 5.81% 10.61% MSCI Golden Dragon Index 34.57% 5.07% 8.61% MSCI Emerging Markets Index 27.88% 7.47% 7.71% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,815,059,878	$ 1,815,059,878	$ 1,815,059,878	$ 1,815,059,878	$ 1,815,059,878	$ 1,815,059,878	$ 1,815,059,878
Holdings Count | shares	89	89	89	89	89	89	89
Advisory Fees Paid, Amount	$ 10,641,216
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$1,815,059,878
Number of Holdings	89
Total Advisory Fee	$10,641,216
Portfolio Turnover	34%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 39.1 Consumer Discretionary 17.3 Communication Services 13.0 Financials 11.5 Industrials 7.1 Health Care 4.0 Materials 4.0 Consumer Staples 1.8 Real Estate 0.7 Common Stocks 96.7 Preferred Stocks 1.8 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.7 Preferred Stocks - 1.8 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 China 56.6 Taiwan 32.3 Hong Kong 4.7 United States 2.8 Korea (South) 1.1 South Africa 1.0 Singapore 0.7 Thailand 0.5 France 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 56.6 Taiwan - 32.3 Hong Kong - 4.7 United States - 2.8 Korea (South) - 1.1 South Africa - 1.0 Singapore - 0.7 Thailand - 0.5 France - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 22.4 Tencent Holdings Ltd 10.7 Alibaba Group Holding Ltd 5.6 PDD Holdings Inc Class A ADR 3.7 Zijin Mining Group Co Ltd H Shares 3.0 China Construction Bank Corp H Shares 2.6 AIA Group Ltd 2.4 MediaTek Inc 1.8 Delta Electronics Inc 1.7 Montage Technology Co Ltd A Shares (China) 1.5 55.4
Fidelity Advisor China Region Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® China Region Fund
Class Name	Fidelity Advisor® China Region Fund Class C
Trading Symbol	FCHKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® China Region Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 229	1.92%

Expenses Paid, Amount	$ 229
Expense Ratio, Percent	1.92%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, stock selection in emerging markets and security selection and an underweight in Asia Pacific ex Japan contributed to the fund's performance versus the MSCI Golden Dragon Net MA Index for the fiscal year.
•By sector, the biggest contributor to performance versus the benchmark was stock selection in industrials, primarily within the capital goods industry. Stock selection in materials also boosted relative performance. Also contributing to our result were picks and an overweight in information technology.
•The top individual relative contributor was an overweight in Zijin Mining (+99%). The stock was among the fund's biggest holdings. The second-largest relative contributor was a non-benchmark stake in Chroma ATE (+167%). This was an investment we established this period. Another notable relative contributor was an overweight in Zhejiang Sanhua Intelligent Controls (+93%).
•In contrast, from a regional standpoint, non-benchmark allocations to the United States and Europe ex U.K. detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock selection in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry. Security selection in consumer staples also hampered the fund's result. Also hurting were security selection and an overweight in consumer discretionary.
•The biggest individual relative detractor was an overweight in eMemory Technology (-36%). A second notable relative detractor was an underweight in Hon Hai Precision Industry (+31%). This period we decreased our stake in the stock. Another notable relative detractor was a non-benchmark stake in Zai Lab (-15%).
•Notable changes in positioning include decreased exposure to Hong Kong. By sector, meaningful changes in positioning include increased exposure to industrials and a lower allocation to consumer discretionary.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Class C $10,000 $9,912 $13,352 $11,150 $13,872 $19,623 $20,189 $10,983 $13,516 $17,947 $25,084 MSCI Golden Dragon Index $10,000 $10,693 $14,160 $12,219 $14,096 $17,843 $18,521 $10,600 $12,832 $16,976 $22,844 MSCI Emerging Markets Index $10,000 $10,931 $13,827 $12,101 $13,540 $14,660 $17,148 $11,830 $13,112 $16,433 $21,015 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 37.74% 4.73% 9.63% Class C 38.74% 4.73% 9.63% MSCI Golden Dragon Index 34.57% 5.07% 8.61% MSCI Emerging Markets Index 27.88% 7.47% 7.71% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,815,059,878	$ 1,815,059,878	$ 1,815,059,878	$ 1,815,059,878	$ 1,815,059,878	$ 1,815,059,878	$ 1,815,059,878
Holdings Count | shares	89	89	89	89	89	89	89
Advisory Fees Paid, Amount	$ 10,641,216
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$1,815,059,878
Number of Holdings	89
Total Advisory Fee	$10,641,216
Portfolio Turnover	34%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 39.1 Consumer Discretionary 17.3 Communication Services 13.0 Financials 11.5 Industrials 7.1 Health Care 4.0 Materials 4.0 Consumer Staples 1.8 Real Estate 0.7 Common Stocks 96.7 Preferred Stocks 1.8 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.7 Preferred Stocks - 1.8 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 China 56.6 Taiwan 32.3 Hong Kong 4.7 United States 2.8 Korea (South) 1.1 South Africa 1.0 Singapore 0.7 Thailand 0.5 France 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 56.6 Taiwan - 32.3 Hong Kong - 4.7 United States - 2.8 Korea (South) - 1.1 South Africa - 1.0 Singapore - 0.7 Thailand - 0.5 France - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 22.4 Tencent Holdings Ltd 10.7 Alibaba Group Holding Ltd 5.6 PDD Holdings Inc Class A ADR 3.7 Zijin Mining Group Co Ltd H Shares 3.0 China Construction Bank Corp H Shares 2.6 AIA Group Ltd 2.4 MediaTek Inc 1.8 Delta Electronics Inc 1.7 Montage Technology Co Ltd A Shares (China) 1.5 55.4
Fidelity Advisor China Region Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® China Region Fund
Class Name	Fidelity Advisor® China Region Fund Class A
Trading Symbol	FHKAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® China Region Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 141	1.17%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, stock selection in emerging markets and security selection and an underweight in Asia Pacific ex Japan contributed to the fund's performance versus the MSCI Golden Dragon Net MA Index for the fiscal year.
•By sector, the biggest contributor to performance versus the benchmark was stock selection in industrials, primarily within the capital goods industry. Stock selection in materials also boosted relative performance. Also contributing to our result were picks and an overweight in information technology.
•The top individual relative contributor was an overweight in Zijin Mining (+99%). The stock was among the fund's biggest holdings. The second-largest relative contributor was a non-benchmark stake in Chroma ATE (+167%). This was an investment we established this period. Another notable relative contributor was an overweight in Zhejiang Sanhua Intelligent Controls (+93%).
•In contrast, from a regional standpoint, non-benchmark allocations to the United States and Europe ex U.K. detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock selection in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry. Security selection in consumer staples also hampered the fund's result. Also hurting were security selection and an overweight in consumer discretionary.
•The biggest individual relative detractor was an overweight in eMemory Technology (-36%). A second notable relative detractor was an underweight in Hon Hai Precision Industry (+31%). This period we decreased our stake in the stock. Another notable relative detractor was a non-benchmark stake in Zai Lab (-15%).
•Notable changes in positioning include decreased exposure to Hong Kong. By sector, meaningful changes in positioning include increased exposure to industrials and a lower allocation to consumer discretionary.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,413 $12,770 $10,745 $13,464 $19,188 $19,890 $10,899 $13,513 $17,943 $25,079 MSCI Golden Dragon Index $10,000 $10,693 $14,160 $12,219 $14,096 $17,843 $18,521 $10,600 $12,832 $16,976 $22,844 MSCI Emerging Markets Index $10,000 $10,931 $13,827 $12,101 $13,540 $14,660 $17,148 $11,830 $13,112 $16,433 $21,015 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 31.73% 4.26% 9.63% Class A (without 5.75% sales charge) 39.77% 5.50% 10.28% MSCI Golden Dragon Index 34.57% 5.07% 8.61% MSCI Emerging Markets Index 27.88% 7.47% 7.71% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,815,059,878	$ 1,815,059,878	$ 1,815,059,878	$ 1,815,059,878	$ 1,815,059,878	$ 1,815,059,878	$ 1,815,059,878
Holdings Count | shares	89	89	89	89	89	89	89
Advisory Fees Paid, Amount	$ 10,641,216
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$1,815,059,878
Number of Holdings	89
Total Advisory Fee	$10,641,216
Portfolio Turnover	34%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 39.1 Consumer Discretionary 17.3 Communication Services 13.0 Financials 11.5 Industrials 7.1 Health Care 4.0 Materials 4.0 Consumer Staples 1.8 Real Estate 0.7 Common Stocks 96.7 Preferred Stocks 1.8 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.7 Preferred Stocks - 1.8 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 China 56.6 Taiwan 32.3 Hong Kong 4.7 United States 2.8 Korea (South) 1.1 South Africa 1.0 Singapore 0.7 Thailand 0.5 France 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 56.6 Taiwan - 32.3 Hong Kong - 4.7 United States - 2.8 Korea (South) - 1.1 South Africa - 1.0 Singapore - 0.7 Thailand - 0.5 France - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 22.4 Tencent Holdings Ltd 10.7 Alibaba Group Holding Ltd 5.6 PDD Holdings Inc Class A ADR 3.7 Zijin Mining Group Co Ltd H Shares 3.0 China Construction Bank Corp H Shares 2.6 AIA Group Ltd 2.4 MediaTek Inc 1.8 Delta Electronics Inc 1.7 Montage Technology Co Ltd A Shares (China) 1.5 55.4
Fidelity Canada Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Canada Fund
Class Name	Fidelity® Canada Fund
Trading Symbol	FICDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Canada Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Canada Fund	$ 91	0.84%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, stock picks detracted from the fund's performance versus the S&P/TSX Composite Index for the fiscal year.
•By sector, security selection within information technology, especially software & services, hurt most. Also hurting our result was stock selection in materials and financials.
•The largest individual relative detractor was an overweight in PrairieSky Royalty (-7%). The stock was among the fund's largest holdings this period. A second notable relative detractor was an overweight in Constellation Software (-13%). The company was one of our largest holdings. Another relative detractor was our non-benchmark stake in Dye & Durham (-73%).
•In contrast, from a regional standpoint, stock picks in the United States contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark was an overweight in information technology, primarily within the software & services industry. Stock picks in communication services also boosted relative performance. Also helping our relative result was an underweight in real estate.
•The top individual relative contributor this period was avoiding Waste Connections, a benchmark component that returned approximately -4%. Not owning BCE, a benchmark component that returned -23%, was a second notable relative contributor. Another notable relative contributor this period was avoiding CGI, a benchmark component that returned -21%.
•By sector, meaningful changes in positioning include increased exposure to consumer discretionary and materials, and a lower allocation to communication services.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Fidelity® Canada Fund $10,000 $10,779 $12,325 $11,599 $12,956 $11,998 $17,987 $16,769 $16,968 $21,463 $25,073 S&P/TSX Composite Index $10,000 $11,003 $12,752 $12,091 $13,682 $13,177 $19,669 $17,000 $16,775 $22,062 $28,258 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Canada Fund 16.82% 15.88% 9.63% S&P/TSX Composite Index 28.08% 16.48% 10.95% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 1,054,872,098	$ 1,054,872,098	$ 1,054,872,098	$ 1,054,872,098	$ 1,054,872,098	$ 1,054,872,098	$ 1,054,872,098
Holdings Count | shares	73	73	73	73	73	73	73
Advisory Fees Paid, Amount	$ 8,011,885
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$1,054,872,098
Number of Holdings	73
Total Advisory Fee	$8,011,885
Portfolio Turnover	17%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 27.8 Energy 17.9 Materials 13.0 Industrials 12.0 Information Technology 11.8 Consumer Discretionary 8.6 Consumer Staples 7.4 Communication Services 1.7 Health Care 0.8 Common Stocks 100.6 Preferred Stocks 0.2 Bonds 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 100.6 Preferred Stocks - 0.2 Bonds - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - (1.0)% Canada 93.2 Brazil 3.1 United States 2.5 Chile 0.9 Zambia 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Canada - 93.2 Brazil - 3.1 United States - 2.5 Chile - 0.9 Zambia - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Royal Bank of Canada 8.2 Shopify Inc Class A 6.3 Canadian Pacific Kansas City Ltd 4.8 Constellation Software Inc/Canada 4.6 Franco-Nevada Corp 4.6 Toronto Dominion Bank 4.5 Alimentation Couche-Tard Inc 4.1 Canadian Natural Resources Ltd 3.9 Dollarama Inc 3.5 Wheaton Precious Metals Corp 3.1 47.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Canada Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Canada Fund
Class Name	Fidelity Advisor® Canada Fund Class Z
Trading Symbol	FIQEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Canada Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 81	0.75%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, stock picks detracted from the fund's performance versus the S&P/TSX Composite Index for the fiscal year.
•By sector, security selection within information technology, especially software & services, hurt most. Also hurting our result was stock selection in materials and financials.
•The largest individual relative detractor was an overweight in PrairieSky Royalty (-7%). The stock was among the fund's largest holdings this period. A second notable relative detractor was an overweight in Constellation Software (-13%). The company was one of our largest holdings. Another relative detractor was our non-benchmark stake in Dye & Durham (-73%).
•In contrast, from a regional standpoint, stock picks in the United States contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark was an overweight in information technology, primarily within the software & services industry. Stock picks in communication services also boosted relative performance. Also helping our relative result was an underweight in real estate.
•The top individual relative contributor this period was avoiding Waste Connections, a benchmark component that returned approximately -4%. Not owning BCE, a benchmark component that returned -23%, was a second notable relative contributor. Another notable relative contributor this period was avoiding CGI, a benchmark component that returned -21%.
•By sector, meaningful changes in positioning include increased exposure to consumer discretionary and materials, and a lower allocation to communication services.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through October 31, 2025. Initial investment of $10,000. Class Z $10,000 $9,262 $10,361 $9,610 $14,428 $13,467 $13,646 $17,278 S&P/TSX Composite Index $10,000 $9,178 $10,386 $10,002 $14,930 $12,904 $12,734 $16,747 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 16.92% 16.02% 10.43% S&P/TSX Composite Index 28.08% 16.48% 11.37% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,054,872,098	$ 1,054,872,098	$ 1,054,872,098	$ 1,054,872,098	$ 1,054,872,098	$ 1,054,872,098	$ 1,054,872,098
Holdings Count | shares	73	73	73	73	73	73	73
Advisory Fees Paid, Amount	$ 8,011,885
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$1,054,872,098
Number of Holdings	73
Total Advisory Fee	$8,011,885
Portfolio Turnover	17%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 27.8 Energy 17.9 Materials 13.0 Industrials 12.0 Information Technology 11.8 Consumer Discretionary 8.6 Consumer Staples 7.4 Communication Services 1.7 Health Care 0.8 Common Stocks 100.6 Preferred Stocks 0.2 Bonds 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 100.6 Preferred Stocks - 0.2 Bonds - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - (1.0)% Canada 93.2 Brazil 3.1 United States 2.5 Chile 0.9 Zambia 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Canada - 93.2 Brazil - 3.1 United States - 2.5 Chile - 0.9 Zambia - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Royal Bank of Canada 8.2 Shopify Inc Class A 6.3 Canadian Pacific Kansas City Ltd 4.8 Constellation Software Inc/Canada 4.6 Franco-Nevada Corp 4.6 Toronto Dominion Bank 4.5 Alimentation Couche-Tard Inc 4.1 Canadian Natural Resources Ltd 3.9 Dollarama Inc 3.5 Wheaton Precious Metals Corp 3.1 47.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Canada Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Canada Fund
Class Name	Fidelity Advisor® Canada Fund Class M
Trading Symbol	FTCNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Canada Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 150	1.38%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, stock picks detracted from the fund's performance versus the S&P/TSX Composite Index for the fiscal year.
•By sector, security selection within information technology, especially software & services, hurt most. Also hurting our result was stock selection in materials and financials.
•The largest individual relative detractor was an overweight in PrairieSky Royalty (-7%). The stock was among the fund's largest holdings this period. A second notable relative detractor was an overweight in Constellation Software (-13%). The company was one of our largest holdings. Another relative detractor was our non-benchmark stake in Dye & Durham (-73%).
•In contrast, from a regional standpoint, stock picks in the United States contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark was an overweight in information technology, primarily within the software & services industry. Stock picks in communication services also boosted relative performance. Also helping our relative result was an underweight in real estate.
•The top individual relative contributor this period was avoiding Waste Connections, a benchmark component that returned approximately -4%. Not owning BCE, a benchmark component that returned -23%, was a second notable relative contributor. Another notable relative contributor this period was avoiding CGI, a benchmark component that returned -21%.
•By sector, meaningful changes in positioning include increased exposure to consumer discretionary and materials, and a lower allocation to communication services.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $10,339 $11,750 $10,990 $12,201 $11,231 $16,738 $15,512 $15,609 $19,636 $22,813 S&P/TSX Composite Index $10,000 $11,003 $12,752 $12,091 $13,682 $13,177 $19,669 $17,000 $16,775 $22,062 $28,258 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 12.11% 14.41% 8.60% Class M (without 3.50% sales charge) 16.18% 15.23% 8.98% S&P/TSX Composite Index 28.08% 16.48% 10.95% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,054,872,098	$ 1,054,872,098	$ 1,054,872,098	$ 1,054,872,098	$ 1,054,872,098	$ 1,054,872,098	$ 1,054,872,098
Holdings Count | shares	73	73	73	73	73	73	73
Advisory Fees Paid, Amount	$ 8,011,885
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$1,054,872,098
Number of Holdings	73
Total Advisory Fee	$8,011,885
Portfolio Turnover	17%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 27.8 Energy 17.9 Materials 13.0 Industrials 12.0 Information Technology 11.8 Consumer Discretionary 8.6 Consumer Staples 7.4 Communication Services 1.7 Health Care 0.8 Common Stocks 100.6 Preferred Stocks 0.2 Bonds 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 100.6 Preferred Stocks - 0.2 Bonds - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - (1.0)% Canada 93.2 Brazil 3.1 United States 2.5 Chile 0.9 Zambia 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Canada - 93.2 Brazil - 3.1 United States - 2.5 Chile - 0.9 Zambia - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Royal Bank of Canada 8.2 Shopify Inc Class A 6.3 Canadian Pacific Kansas City Ltd 4.8 Constellation Software Inc/Canada 4.6 Franco-Nevada Corp 4.6 Toronto Dominion Bank 4.5 Alimentation Couche-Tard Inc 4.1 Canadian Natural Resources Ltd 3.9 Dollarama Inc 3.5 Wheaton Precious Metals Corp 3.1 47.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Canada Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Canada Fund
Class Name	Fidelity Advisor® Canada Fund Class I
Trading Symbol	FICCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Canada Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 94	0.87%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, stock picks detracted from the fund's performance versus the S&P/TSX Composite Index for the fiscal year.
•By sector, security selection within information technology, especially software & services, hurt most. Also hurting our result was stock selection in materials and financials.
•The largest individual relative detractor was an overweight in PrairieSky Royalty (-7%). The stock was among the fund's largest holdings this period. A second notable relative detractor was an overweight in Constellation Software (-13%). The company was one of our largest holdings. Another relative detractor was our non-benchmark stake in Dye & Durham (-73%).
•In contrast, from a regional standpoint, stock picks in the United States contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark was an overweight in information technology, primarily within the software & services industry. Stock picks in communication services also boosted relative performance. Also helping our relative result was an underweight in real estate.
•The top individual relative contributor this period was avoiding Waste Connections, a benchmark component that returned approximately -4%. Not owning BCE, a benchmark component that returned -23%, was a second notable relative contributor. Another notable relative contributor this period was avoiding CGI, a benchmark component that returned -21%.
•By sector, meaningful changes in positioning include increased exposure to consumer discretionary and materials, and a lower allocation to communication services.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Class I $10,000 $10,783 $12,333 $11,611 $12,974 $12,020 $18,033 $16,817 $17,018 $21,526 $25,144 S&P/TSX Composite Index $10,000 $11,003 $12,752 $12,091 $13,682 $13,177 $19,669 $17,000 $16,775 $22,062 $28,258 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 16.81% 15.91% 9.66% S&P/TSX Composite Index 28.08% 16.48% 10.95% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,054,872,098	$ 1,054,872,098	$ 1,054,872,098	$ 1,054,872,098	$ 1,054,872,098	$ 1,054,872,098	$ 1,054,872,098
Holdings Count | shares	73	73	73	73	73	73	73
Advisory Fees Paid, Amount	$ 8,011,885
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$1,054,872,098
Number of Holdings	73
Total Advisory Fee	$8,011,885
Portfolio Turnover	17%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 27.8 Energy 17.9 Materials 13.0 Industrials 12.0 Information Technology 11.8 Consumer Discretionary 8.6 Consumer Staples 7.4 Communication Services 1.7 Health Care 0.8 Common Stocks 100.6 Preferred Stocks 0.2 Bonds 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 100.6 Preferred Stocks - 0.2 Bonds - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - (1.0)% Canada 93.2 Brazil 3.1 United States 2.5 Chile 0.9 Zambia 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Canada - 93.2 Brazil - 3.1 United States - 2.5 Chile - 0.9 Zambia - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Royal Bank of Canada 8.2 Shopify Inc Class A 6.3 Canadian Pacific Kansas City Ltd 4.8 Constellation Software Inc/Canada 4.6 Franco-Nevada Corp 4.6 Toronto Dominion Bank 4.5 Alimentation Couche-Tard Inc 4.1 Canadian Natural Resources Ltd 3.9 Dollarama Inc 3.5 Wheaton Precious Metals Corp 3.1 47.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Canada Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Canada Fund
Class Name	Fidelity Advisor® Canada Fund Class C
Trading Symbol	FCCNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Canada Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 204	1.89%

Expenses Paid, Amount	$ 204
Expense Ratio, Percent	1.89%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, stock picks detracted from the fund's performance versus the S&P/TSX Composite Index for the fiscal year.
•By sector, security selection within information technology, especially software & services, hurt most. Also hurting our result was stock selection in materials and financials.
•The largest individual relative detractor was an overweight in PrairieSky Royalty (-7%). The stock was among the fund's largest holdings this period. A second notable relative detractor was an overweight in Constellation Software (-13%). The company was one of our largest holdings. Another relative detractor was our non-benchmark stake in Dye & Durham (-73%).
•In contrast, from a regional standpoint, stock picks in the United States contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark was an overweight in information technology, primarily within the software & services industry. Stock picks in communication services also boosted relative performance. Also helping our relative result was an underweight in real estate.
•The top individual relative contributor this period was avoiding Waste Connections, a benchmark component that returned approximately -4%. Not owning BCE, a benchmark component that returned -23%, was a second notable relative contributor. Another notable relative contributor this period was avoiding CGI, a benchmark component that returned -21%.
•By sector, meaningful changes in positioning include increased exposure to consumer discretionary and materials, and a lower allocation to communication services.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Class C $10,000 $10,667 $12,071 $11,244 $12,428 $11,385 $16,885 $15,570 $15,585 $19,655 $22,895 S&P/TSX Composite Index $10,000 $11,003 $12,752 $12,091 $13,682 $13,177 $19,669 $17,000 $16,775 $22,062 $28,258 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 14.61% 14.65% 8.64% Class C 15.61% 14.65% 8.64% S&P/TSX Composite Index 28.08% 16.48% 10.95% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,054,872,098	$ 1,054,872,098	$ 1,054,872,098	$ 1,054,872,098	$ 1,054,872,098	$ 1,054,872,098	$ 1,054,872,098
Holdings Count | shares	73	73	73	73	73	73	73
Advisory Fees Paid, Amount	$ 8,011,885
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$1,054,872,098
Number of Holdings	73
Total Advisory Fee	$8,011,885
Portfolio Turnover	17%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 27.8 Energy 17.9 Materials 13.0 Industrials 12.0 Information Technology 11.8 Consumer Discretionary 8.6 Consumer Staples 7.4 Communication Services 1.7 Health Care 0.8 Common Stocks 100.6 Preferred Stocks 0.2 Bonds 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 100.6 Preferred Stocks - 0.2 Bonds - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - (1.0)% Canada 93.2 Brazil 3.1 United States 2.5 Chile 0.9 Zambia 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Canada - 93.2 Brazil - 3.1 United States - 2.5 Chile - 0.9 Zambia - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Royal Bank of Canada 8.2 Shopify Inc Class A 6.3 Canadian Pacific Kansas City Ltd 4.8 Constellation Software Inc/Canada 4.6 Franco-Nevada Corp 4.6 Toronto Dominion Bank 4.5 Alimentation Couche-Tard Inc 4.1 Canadian Natural Resources Ltd 3.9 Dollarama Inc 3.5 Wheaton Precious Metals Corp 3.1 47.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Canada Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Canada Fund
Class Name	Fidelity Advisor® Canada Fund Class A
Trading Symbol	FACNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Canada Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 123	1.13%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, stock picks detracted from the fund's performance versus the S&P/TSX Composite Index for the fiscal year.
•By sector, security selection within information technology, especially software & services, hurt most. Also hurting our result was stock selection in materials and financials.
•The largest individual relative detractor was an overweight in PrairieSky Royalty (-7%). The stock was among the fund's largest holdings this period. A second notable relative detractor was an overweight in Constellation Software (-13%). The company was one of our largest holdings. Another relative detractor was our non-benchmark stake in Dye & Durham (-73%).
•In contrast, from a regional standpoint, stock picks in the United States contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark was an overweight in information technology, primarily within the software & services industry. Stock picks in communication services also boosted relative performance. Also helping our relative result was an underweight in real estate.
•The top individual relative contributor this period was avoiding Waste Connections, a benchmark component that returned approximately -4%. Not owning BCE, a benchmark component that returned -23%, was a second notable relative contributor. Another notable relative contributor this period was avoiding CGI, a benchmark component that returned -21%.
•By sector, meaningful changes in positioning include increased exposure to consumer discretionary and materials, and a lower allocation to communication services.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $10,127 $11,542 $10,828 $12,055 $11,127 $16,630 $15,456 $15,592 $19,663 $22,905 S&P/TSX Composite Index $10,000 $11,003 $12,752 $12,091 $13,682 $13,177 $19,669 $17,000 $16,775 $22,062 $28,258 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 9.79% 14.17% 8.64% Class A (without 5.75% sales charge) 16.48% 15.53% 9.29% S&P/TSX Composite Index 28.08% 16.48% 10.95% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,054,872,098	$ 1,054,872,098	$ 1,054,872,098	$ 1,054,872,098	$ 1,054,872,098	$ 1,054,872,098	$ 1,054,872,098
Holdings Count | shares	73	73	73	73	73	73	73
Advisory Fees Paid, Amount	$ 8,011,885
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$1,054,872,098
Number of Holdings	73
Total Advisory Fee	$8,011,885
Portfolio Turnover	17%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 27.8 Energy 17.9 Materials 13.0 Industrials 12.0 Information Technology 11.8 Consumer Discretionary 8.6 Consumer Staples 7.4 Communication Services 1.7 Health Care 0.8 Common Stocks 100.6 Preferred Stocks 0.2 Bonds 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 100.6 Preferred Stocks - 0.2 Bonds - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - (1.0)% Canada 93.2 Brazil 3.1 United States 2.5 Chile 0.9 Zambia 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Canada - 93.2 Brazil - 3.1 United States - 2.5 Chile - 0.9 Zambia - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Royal Bank of Canada 8.2 Shopify Inc Class A 6.3 Canadian Pacific Kansas City Ltd 4.8 Constellation Software Inc/Canada 4.6 Franco-Nevada Corp 4.6 Toronto Dominion Bank 4.5 Alimentation Couche-Tard Inc 4.1 Canadian Natural Resources Ltd 3.9 Dollarama Inc 3.5 Wheaton Precious Metals Corp 3.1 47.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Global Equity Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Global Equity Income Fund
Class Name	Fidelity Advisor® Global Equity Income Fund Class M
Trading Symbol	FGEGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Global Equity Income Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 158	1.42%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) Index, supported by resilient global economic growth, slowing inflation, global monetary easing and corporate earnings growth.
•Against this backdrop, picks in Europe ex U.K., primarily in Germany, and stock selection and an underweight in emerging markets contributed to the fund's performance versus the MSCI All Country World Index (Net MA) for the fiscal year.
•By sector, security selection was the primary contributor, led by industrials, where our stock picks in capital goods helped most. Picks in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, and utilities also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Rheinmetall (+282%). This period we decreased our stake in Rheinmetall. The stock was among the fund's biggest holdings. A second notable relative contributor was an overweight in Taiwan Semiconductor Manufacturing (+53%). The stock was one of our biggest holdings. Another notable relative contributor was an overweight in Samsung Electronics (+78%). The company was a top holdings on October 31.
•In contrast, from a regional standpoint, stock picks in the United States and Canada detracted from the fund's relative result.
•By sector, the biggest relative detractors were stock selection and an underweight in information technology. Security selection in consumer discretionary also hampered the fund's result, as did stock selection and an underweight in communication services.
•Not owning Nvidia, a benchmark component that gained about 53%, was the biggest individual relative detractor. The second-largest relative detractor was an overweight in NXP Semiconductors (-9%). The stock was among our largest holdings. Another notable relative detractor this period was avoiding Tesla, a benchmark component that gained approximately 83%.
•Notable changes in positioning include higher allocations to the United Kingdom and Germany. By sector, meaningful changes in positioning include decreased exposure to materials and a higher allocation to communication services.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 18, 2024 through October 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,312 MSCI ACWI (All Country World Index) Index $10,000 $9,716 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class M (incl. 3.50% sales charge) 18.01% 13.36% Class M (without 3.50% sales charge) 22.29% 17.33% MSCI ACWI (All Country World Index) Index 23.03% 18.80% A From October 18, 2024 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Oct. 18, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 391,033,951	$ 391,033,951	$ 391,033,951	$ 391,033,951	$ 391,033,951	$ 391,033,951	$ 391,033,951
Holdings Count | shares	146	146	146	146	146	146	146
Advisory Fees Paid, Amount	$ 2,568,424
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$391,033,951
Number of Holdings	146
Total Advisory Fee	$2,568,424
Portfolio Turnover	19%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 24.4 Financials 13.8 Industrials 13.2 Health Care 10.0 Consumer Discretionary 8.4 Consumer Staples 8.2 Communication Services 8.1 Utilities 3.7 Energy 3.7 Materials 2.4 Real Estate 1.1 Common Stocks 97.0 Short-Term Investments and Net Other Assets (Liabilities) 3.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.0 United States 61.1 United Kingdom 8.8 Japan 4.8 Germany 4.4 Canada 4.2 Taiwan 3.8 France 3.3 Korea (South) 1.7 Italy 1.6 Others 6.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 61.1 United Kingdom - 8.8 Japan - 4.8 Germany - 4.4 Canada - 4.2 Taiwan - 3.8 France - 3.3 Korea (South) - 1.7 Italy - 1.6 Others - 6.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Microsoft Corp 5.6 Apple Inc 5.3 Taiwan Semiconductor Manufacturing Co Ltd 3.8 Alphabet Inc Class A 3.6 Rheinmetall AG 2.4 Broadcom Inc 2.1 JPMorgan Chase & Co 2.1 Samsung Electronics Co Ltd 1.7 NXP Semiconductors NV 1.4 AbbVie Inc 1.4 29.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Global Equity Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Global Equity Income Fund
Class Name	Fidelity Advisor® Global Equity Income Fund Class C
Trading Symbol	FGEHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Global Equity Income Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 214	1.93%

Expenses Paid, Amount	$ 214
Expense Ratio, Percent	1.93%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) Index, supported by resilient global economic growth, slowing inflation, global monetary easing and corporate earnings growth.
•Against this backdrop, picks in Europe ex U.K., primarily in Germany, and stock selection and an underweight in emerging markets contributed to the fund's performance versus the MSCI All Country World Index (Net MA) for the fiscal year.
•By sector, security selection was the primary contributor, led by industrials, where our stock picks in capital goods helped most. Picks in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, and utilities also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Rheinmetall (+282%). This period we decreased our stake in Rheinmetall. The stock was among the fund's biggest holdings. A second notable relative contributor was an overweight in Taiwan Semiconductor Manufacturing (+53%). The stock was one of our biggest holdings. Another notable relative contributor was an overweight in Samsung Electronics (+78%). The company was a top holdings on October 31.
•In contrast, from a regional standpoint, stock picks in the United States and Canada detracted from the fund's relative result.
•By sector, the biggest relative detractors were stock selection and an underweight in information technology. Security selection in consumer discretionary also hampered the fund's result, as did stock selection and an underweight in communication services.
•Not owning Nvidia, a benchmark component that gained about 53%, was the biggest individual relative detractor. The second-largest relative detractor was an overweight in NXP Semiconductors (-9%). The stock was among our largest holdings. Another notable relative detractor this period was avoiding Tesla, a benchmark component that gained approximately 83%.
•Notable changes in positioning include higher allocations to the United Kingdom and Germany. By sector, meaningful changes in positioning include decreased exposure to materials and a higher allocation to communication services.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 18, 2024 through October 31, 2025. Initial investment of $10,000. Class C $10,000 $9,645 MSCI ACWI (All Country World Index) Index $10,000 $9,716 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class C (incl. contingent deferred sales charge) 20.64% 16.68% Class C 21.64% 16.68% MSCI ACWI (All Country World Index) Index 23.03% 18.80% A From October 18, 2024 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Oct. 18, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 391,033,951	$ 391,033,951	$ 391,033,951	$ 391,033,951	$ 391,033,951	$ 391,033,951	$ 391,033,951
Holdings Count | shares	146	146	146	146	146	146	146
Advisory Fees Paid, Amount	$ 2,568,424
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$391,033,951
Number of Holdings	146
Total Advisory Fee	$2,568,424
Portfolio Turnover	19%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 24.4 Financials 13.8 Industrials 13.2 Health Care 10.0 Consumer Discretionary 8.4 Consumer Staples 8.2 Communication Services 8.1 Utilities 3.7 Energy 3.7 Materials 2.4 Real Estate 1.1 Common Stocks 97.0 Short-Term Investments and Net Other Assets (Liabilities) 3.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.0 United States 61.1 United Kingdom 8.8 Japan 4.8 Germany 4.4 Canada 4.2 Taiwan 3.8 France 3.3 Korea (South) 1.7 Italy 1.6 Others 6.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 61.1 United Kingdom - 8.8 Japan - 4.8 Germany - 4.4 Canada - 4.2 Taiwan - 3.8 France - 3.3 Korea (South) - 1.7 Italy - 1.6 Others - 6.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Microsoft Corp 5.6 Apple Inc 5.3 Taiwan Semiconductor Manufacturing Co Ltd 3.8 Alphabet Inc Class A 3.6 Rheinmetall AG 2.4 Broadcom Inc 2.1 JPMorgan Chase & Co 2.1 Samsung Electronics Co Ltd 1.7 NXP Semiconductors NV 1.4 AbbVie Inc 1.4 29.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Global Equity Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Global Equity Income Fund
Class Name	Fidelity Advisor® Global Equity Income Fund Class I
Trading Symbol	FGEJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Global Equity Income Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 102	0.91%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) Index, supported by resilient global economic growth, slowing inflation, global monetary easing and corporate earnings growth.
•Against this backdrop, picks in Europe ex U.K., primarily in Germany, and stock selection and an underweight in emerging markets contributed to the fund's performance versus the MSCI All Country World Index (Net MA) for the fiscal year.
•By sector, security selection was the primary contributor, led by industrials, where our stock picks in capital goods helped most. Picks in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, and utilities also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Rheinmetall (+282%). This period we decreased our stake in Rheinmetall. The stock was among the fund's biggest holdings. A second notable relative contributor was an overweight in Taiwan Semiconductor Manufacturing (+53%). The stock was one of our biggest holdings. Another notable relative contributor was an overweight in Samsung Electronics (+78%). The company was a top holdings on October 31.
•In contrast, from a regional standpoint, stock picks in the United States and Canada detracted from the fund's relative result.
•By sector, the biggest relative detractors were stock selection and an underweight in information technology. Security selection in consumer discretionary also hampered the fund's result, as did stock selection and an underweight in communication services.
•Not owning Nvidia, a benchmark component that gained about 53%, was the biggest individual relative detractor. The second-largest relative detractor was an overweight in NXP Semiconductors (-9%). The stock was among our largest holdings. Another notable relative detractor this period was avoiding Tesla, a benchmark component that gained approximately 83%.
•Notable changes in positioning include higher allocations to the United Kingdom and Germany. By sector, meaningful changes in positioning include decreased exposure to materials and a higher allocation to communication services.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 18, 2024 through October 31, 2025. Initial investment of $10,000. Class I $10,000 $9,649 MSCI ACWI (All Country World Index) Index $10,000 $9,716 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class I 22.92% 17.91% MSCI ACWI (All Country World Index) Index 23.03% 18.80% A From October 18, 2024 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Oct. 18, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 391,033,951	$ 391,033,951	$ 391,033,951	$ 391,033,951	$ 391,033,951	$ 391,033,951	$ 391,033,951
Holdings Count | shares	146	146	146	146	146	146	146
Advisory Fees Paid, Amount	$ 2,568,424
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$391,033,951
Number of Holdings	146
Total Advisory Fee	$2,568,424
Portfolio Turnover	19%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 24.4 Financials 13.8 Industrials 13.2 Health Care 10.0 Consumer Discretionary 8.4 Consumer Staples 8.2 Communication Services 8.1 Utilities 3.7 Energy 3.7 Materials 2.4 Real Estate 1.1 Common Stocks 97.0 Short-Term Investments and Net Other Assets (Liabilities) 3.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.0 United States 61.1 United Kingdom 8.8 Japan 4.8 Germany 4.4 Canada 4.2 Taiwan 3.8 France 3.3 Korea (South) 1.7 Italy 1.6 Others 6.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 61.1 United Kingdom - 8.8 Japan - 4.8 Germany - 4.4 Canada - 4.2 Taiwan - 3.8 France - 3.3 Korea (South) - 1.7 Italy - 1.6 Others - 6.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Microsoft Corp 5.6 Apple Inc 5.3 Taiwan Semiconductor Manufacturing Co Ltd 3.8 Alphabet Inc Class A 3.6 Rheinmetall AG 2.4 Broadcom Inc 2.1 JPMorgan Chase & Co 2.1 Samsung Electronics Co Ltd 1.7 NXP Semiconductors NV 1.4 AbbVie Inc 1.4 29.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Global Equity Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Global Equity Income Fund
Class Name	Fidelity Advisor® Global Equity Income Fund Class Z
Trading Symbol	FGEKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Global Equity Income Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 87	0.78%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) Index, supported by resilient global economic growth, slowing inflation, global monetary easing and corporate earnings growth.
•Against this backdrop, picks in Europe ex U.K., primarily in Germany, and stock selection and an underweight in emerging markets contributed to the fund's performance versus the MSCI All Country World Index (Net MA) for the fiscal year.
•By sector, security selection was the primary contributor, led by industrials, where our stock picks in capital goods helped most. Picks in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, and utilities also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Rheinmetall (+282%). This period we decreased our stake in Rheinmetall. The stock was among the fund's biggest holdings. A second notable relative contributor was an overweight in Taiwan Semiconductor Manufacturing (+53%). The stock was one of our biggest holdings. Another notable relative contributor was an overweight in Samsung Electronics (+78%). The company was a top holdings on October 31.
•In contrast, from a regional standpoint, stock picks in the United States and Canada detracted from the fund's relative result.
•By sector, the biggest relative detractors were stock selection and an underweight in information technology. Security selection in consumer discretionary also hampered the fund's result, as did stock selection and an underweight in communication services.
•Not owning Nvidia, a benchmark component that gained about 53%, was the biggest individual relative detractor. The second-largest relative detractor was an overweight in NXP Semiconductors (-9%). The stock was among our largest holdings. Another notable relative detractor this period was avoiding Tesla, a benchmark component that gained approximately 83%.
•Notable changes in positioning include higher allocations to the United Kingdom and Germany. By sector, meaningful changes in positioning include decreased exposure to materials and a higher allocation to communication services.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 18, 2024 through October 31, 2025. Initial investment of $10,000. Class Z $10,000 $9,649 MSCI ACWI (All Country World Index) Index $10,000 $9,716 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class Z 23.05% 18.04% MSCI ACWI (All Country World Index) Index 23.03% 18.80% A From October 18, 2024 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Oct. 18, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 391,033,951	$ 391,033,951	$ 391,033,951	$ 391,033,951	$ 391,033,951	$ 391,033,951	$ 391,033,951
Holdings Count | shares	146	146	146	146	146	146	146
Advisory Fees Paid, Amount	$ 2,568,424
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$391,033,951
Number of Holdings	146
Total Advisory Fee	$2,568,424
Portfolio Turnover	19%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 24.4 Financials 13.8 Industrials 13.2 Health Care 10.0 Consumer Discretionary 8.4 Consumer Staples 8.2 Communication Services 8.1 Utilities 3.7 Energy 3.7 Materials 2.4 Real Estate 1.1 Common Stocks 97.0 Short-Term Investments and Net Other Assets (Liabilities) 3.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.0 United States 61.1 United Kingdom 8.8 Japan 4.8 Germany 4.4 Canada 4.2 Taiwan 3.8 France 3.3 Korea (South) 1.7 Italy 1.6 Others 6.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 61.1 United Kingdom - 8.8 Japan - 4.8 Germany - 4.4 Canada - 4.2 Taiwan - 3.8 France - 3.3 Korea (South) - 1.7 Italy - 1.6 Others - 6.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Microsoft Corp 5.6 Apple Inc 5.3 Taiwan Semiconductor Manufacturing Co Ltd 3.8 Alphabet Inc Class A 3.6 Rheinmetall AG 2.4 Broadcom Inc 2.1 JPMorgan Chase & Co 2.1 Samsung Electronics Co Ltd 1.7 NXP Semiconductors NV 1.4 AbbVie Inc 1.4 29.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Global Equity Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Global Equity Income Fund
Class Name	Fidelity Advisor® Global Equity Income Fund Class A
Trading Symbol	FGEEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Global Equity Income Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 131	1.18%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) Index, supported by resilient global economic growth, slowing inflation, global monetary easing and corporate earnings growth.
•Against this backdrop, picks in Europe ex U.K., primarily in Germany, and stock selection and an underweight in emerging markets contributed to the fund's performance versus the MSCI All Country World Index (Net MA) for the fiscal year.
•By sector, security selection was the primary contributor, led by industrials, where our stock picks in capital goods helped most. Picks in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, and utilities also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Rheinmetall (+282%). This period we decreased our stake in Rheinmetall. The stock was among the fund's biggest holdings. A second notable relative contributor was an overweight in Taiwan Semiconductor Manufacturing (+53%). The stock was one of our biggest holdings. Another notable relative contributor was an overweight in Samsung Electronics (+78%). The company was a top holdings on October 31.
•In contrast, from a regional standpoint, stock picks in the United States and Canada detracted from the fund's relative result.
•By sector, the biggest relative detractors were stock selection and an underweight in information technology. Security selection in consumer discretionary also hampered the fund's result, as did stock selection and an underweight in communication services.
•Not owning Nvidia, a benchmark component that gained about 53%, was the biggest individual relative detractor. The second-largest relative detractor was an overweight in NXP Semiconductors (-9%). The stock was among our largest holdings. Another notable relative detractor this period was avoiding Tesla, a benchmark component that gained approximately 83%.
•Notable changes in positioning include higher allocations to the United Kingdom and Germany. By sector, meaningful changes in positioning include decreased exposure to materials and a higher allocation to communication services.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 18, 2024 through October 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,094 MSCI ACWI (All Country World Index) Index $10,000 $9,716 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class A (incl. 5.75% sales charge) 15.53% 11.06% Class A (without 5.75% sales charge) 22.58% 17.60% MSCI ACWI (All Country World Index) Index 23.03% 18.80% A From October 18, 2024 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Oct. 18, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 391,033,951	$ 391,033,951	$ 391,033,951	$ 391,033,951	$ 391,033,951	$ 391,033,951	$ 391,033,951
Holdings Count | shares	146	146	146	146	146	146	146
Advisory Fees Paid, Amount	$ 2,568,424
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$391,033,951
Number of Holdings	146
Total Advisory Fee	$2,568,424
Portfolio Turnover	19%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 24.4 Financials 13.8 Industrials 13.2 Health Care 10.0 Consumer Discretionary 8.4 Consumer Staples 8.2 Communication Services 8.1 Utilities 3.7 Energy 3.7 Materials 2.4 Real Estate 1.1 Common Stocks 97.0 Short-Term Investments and Net Other Assets (Liabilities) 3.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.0 United States 61.1 United Kingdom 8.8 Japan 4.8 Germany 4.4 Canada 4.2 Taiwan 3.8 France 3.3 Korea (South) 1.7 Italy 1.6 Others 6.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 61.1 United Kingdom - 8.8 Japan - 4.8 Germany - 4.4 Canada - 4.2 Taiwan - 3.8 France - 3.3 Korea (South) - 1.7 Italy - 1.6 Others - 6.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Microsoft Corp 5.6 Apple Inc 5.3 Taiwan Semiconductor Manufacturing Co Ltd 3.8 Alphabet Inc Class A 3.6 Rheinmetall AG 2.4 Broadcom Inc 2.1 JPMorgan Chase & Co 2.1 Samsung Electronics Co Ltd 1.7 NXP Semiconductors NV 1.4 AbbVie Inc 1.4 29.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Worldwide Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Worldwide Fund
Class Name	Fidelity® Worldwide Fund
Trading Symbol	FWWFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Worldwide Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Worldwide Fund	$ 85	0.77%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) Index, supported by resilient global economic growth, slowing inflation, global monetary easing and corporate earnings growth.
•Against this backdrop, security selection in the United States and Canada detracted from the fund's performance versus the MSCI World Net MA (1-Nov-2001) Linked Index for the fiscal year.
•By sector, security selection was the primary detractor, especially within consumer discretionary. Stock picks and an underweight in industrials also hampered the fund's result. Also hurting our result was stock selection in communication services, primarily within the media & entertainment industry.
•The biggest individual relative detractor was our stake in Deckers Outdoor (-37%). The stock was not held at period end, but the company was one of our biggest holdings this period. The second-largest relative detractor was our non-benchmark stake in Modine Manufacturing (-27%). The stock was not held at period end. Another notable relative detractor was an overweight in DraftKings (-21%). This was a position we established this period.
•In contrast, from a regional standpoint, an overweight in emerging markets, primarily in Taiwan, and stock picks in Asia Pacific ex Japan, primarily in Australia, contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark was security selection in financials, primarily within the financial services industry. An underweight in health care and an overweight in information technology also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Robinhood Markets (+513%). The company was among our biggest holdings this period. A non-benchmark stake in Taiwan Semiconductor Manufacturing gained about 47% and was the second-largest relative contributor. The stock was among our largest holdings at period end. Another notable relative contributor was an overweight in TE Connectivity (+75%). This was a stake we established this period. The stock was among the fund's largest holdings at period end.
•Notable changes in positioning include a higher allocation to Taiwan. By sector, meaningful changes in positioning include increased exposure to information technology and a lower allocation to industrials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Fidelity® Worldwide Fund $10,000 $9,922 $12,550 $13,081 $14,744 $17,852 $24,655 $17,970 $19,938 $28,613 $34,054 MSCI World Index $10,000 $10,166 $12,536 $12,735 $14,418 $15,113 $21,297 $17,427 $19,332 $25,938 $31,761 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Worldwide Fund 19.02% 13.79% 13.04% MSCI World Index 22.45% 16.01% 12.25% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 3,568,748,273	$ 3,568,748,273	$ 3,568,748,273	$ 3,568,748,273	$ 3,568,748,273	$ 3,568,748,273	$ 3,568,748,273
Holdings Count | shares	184	184	184	184	184	184	184
Advisory Fees Paid, Amount	$ 24,860,582
Investment Company Portfolio Turnover	144.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$3,568,748,273
Number of Holdings	184
Total Advisory Fee	$24,860,582
Portfolio Turnover	144%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 36.6 Financials 13.4 Consumer Discretionary 12.2 Communication Services 11.9 Industrials 9.7 Health Care 6.2 Utilities 2.8 Consumer Staples 2.4 Energy 2.0 Materials 1.3 Real Estate 0.5 Common Stocks 98.7 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.7 Preferred Stocks - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 65.4 United Kingdom 5.2 Taiwan 4.2 Canada 3.5 Japan 3.4 Sweden 2.3 Switzerland 2.2 China 1.9 Italy 1.9 Others 10.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 65.4 United Kingdom - 5.2 Taiwan - 4.2 Canada - 3.5 Japan - 3.4 Sweden - 2.3 Switzerland - 2.2 China - 1.9 Italy - 1.9 Others - 10.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.0 Microsoft Corp 6.4 Alphabet Inc Class A 4.8 Meta Platforms Inc Class A 4.3 Amazon.com Inc 4.1 Taiwan Semiconductor Manufacturing Co Ltd ADR 3.5 Eli Lilly & Co 2.6 Bank of New York Mellon Corp/The 2.6 Broadcom Inc 2.3 TE Connectivity PLC 2.2 39.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Worldwide Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Worldwide Fund
Class Name	Fidelity Advisor® Worldwide Fund Class Z
Trading Symbol	FIQOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Worldwide Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 76	0.69%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) Index, supported by resilient global economic growth, slowing inflation, global monetary easing and corporate earnings growth.
•Against this backdrop, security selection in the United States and Canada detracted from the fund's performance versus the MSCI World Net MA (1-Nov-2001) Linked Index for the fiscal year.
•By sector, security selection was the primary detractor, especially within consumer discretionary. Stock picks and an underweight in industrials also hampered the fund's result. Also hurting our result was stock selection in communication services, primarily within the media & entertainment industry.
•The biggest individual relative detractor was our stake in Deckers Outdoor (-37%). The stock was not held at period end, but the company was one of our biggest holdings this period. The second-largest relative detractor was our non-benchmark stake in Modine Manufacturing (-27%). The stock was not held at period end. Another notable relative detractor was an overweight in DraftKings (-21%). This was a position we established this period.
•In contrast, from a regional standpoint, an overweight in emerging markets, primarily in Taiwan, and stock picks in Asia Pacific ex Japan, primarily in Australia, contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark was security selection in financials, primarily within the financial services industry. An underweight in health care and an overweight in information technology also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Robinhood Markets (+513%). The company was among our biggest holdings this period. A non-benchmark stake in Taiwan Semiconductor Manufacturing gained about 47% and was the second-largest relative contributor. The stock was among our largest holdings at period end. Another notable relative contributor was an overweight in TE Connectivity (+75%). This was a stake we established this period. The stock was among the fund's largest holdings at period end.
•Notable changes in positioning include a higher allocation to Taiwan. By sector, meaningful changes in positioning include increased exposure to information technology and a lower allocation to industrials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through October 31, 2025. Initial investment of $10,000. Class Z $10,000 $9,066 $10,231 $12,399 $17,144 $12,507 $13,895 $19,957 MSCI World Index $10,000 $9,269 $10,494 $10,999 $15,500 $12,684 $14,070 $18,878 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 19.12% 13.90% 13.00% MSCI World Index 22.45% 16.01% 12.56% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 3,568,748,273	$ 3,568,748,273	$ 3,568,748,273	$ 3,568,748,273	$ 3,568,748,273	$ 3,568,748,273	$ 3,568,748,273
Holdings Count | shares	184	184	184	184	184	184	184
Advisory Fees Paid, Amount	$ 24,860,582
Investment Company Portfolio Turnover	144.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$3,568,748,273
Number of Holdings	184
Total Advisory Fee	$24,860,582
Portfolio Turnover	144%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 36.6 Financials 13.4 Consumer Discretionary 12.2 Communication Services 11.9 Industrials 9.7 Health Care 6.2 Utilities 2.8 Consumer Staples 2.4 Energy 2.0 Materials 1.3 Real Estate 0.5 Common Stocks 98.7 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.7 Preferred Stocks - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 65.4 United Kingdom 5.2 Taiwan 4.2 Canada 3.5 Japan 3.4 Sweden 2.3 Switzerland 2.2 China 1.9 Italy 1.9 Others 10.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 65.4 United Kingdom - 5.2 Taiwan - 4.2 Canada - 3.5 Japan - 3.4 Sweden - 2.3 Switzerland - 2.2 China - 1.9 Italy - 1.9 Others - 10.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.0 Microsoft Corp 6.4 Alphabet Inc Class A 4.8 Meta Platforms Inc Class A 4.3 Amazon.com Inc 4.1 Taiwan Semiconductor Manufacturing Co Ltd ADR 3.5 Eli Lilly & Co 2.6 Bank of New York Mellon Corp/The 2.6 Broadcom Inc 2.3 TE Connectivity PLC 2.2 39.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Worldwide Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Worldwide Fund
Class Name	Fidelity Advisor® Worldwide Fund Class M
Trading Symbol	FWTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Worldwide Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 144	1.32%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) Index, supported by resilient global economic growth, slowing inflation, global monetary easing and corporate earnings growth.
•Against this backdrop, security selection in the United States and Canada detracted from the fund's performance versus the MSCI World Net MA (1-Nov-2001) Linked Index for the fiscal year.
•By sector, security selection was the primary detractor, especially within consumer discretionary. Stock picks and an underweight in industrials also hampered the fund's result. Also hurting our result was stock selection in communication services, primarily within the media & entertainment industry.
•The biggest individual relative detractor was our stake in Deckers Outdoor (-37%). The stock was not held at period end, but the company was one of our biggest holdings this period. The second-largest relative detractor was our non-benchmark stake in Modine Manufacturing (-27%). The stock was not held at period end. Another notable relative detractor was an overweight in DraftKings (-21%). This was a position we established this period.
•In contrast, from a regional standpoint, an overweight in emerging markets, primarily in Taiwan, and stock picks in Asia Pacific ex Japan, primarily in Australia, contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark was security selection in financials, primarily within the financial services industry. An underweight in health care and an overweight in information technology also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Robinhood Markets (+513%). The company was among our biggest holdings this period. A non-benchmark stake in Taiwan Semiconductor Manufacturing gained about 47% and was the second-largest relative contributor. The stock was among our largest holdings at period end. Another notable relative contributor was an overweight in TE Connectivity (+75%). This was a stake we established this period. The stock was among the fund's largest holdings at period end.
•Notable changes in positioning include a higher allocation to Taiwan. By sector, meaningful changes in positioning include increased exposure to information technology and a lower allocation to industrials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,516 $11,961 $12,397 $13,890 $16,724 $22,974 $16,650 $18,380 $26,225 $31,046 MSCI World Index $10,000 $10,166 $12,536 $12,735 $14,418 $15,113 $21,297 $17,427 $19,332 $25,938 $31,761 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 14.24% 12.37% 12.00% Class M (without 3.50% sales charge) 18.38% 13.17% 12.40% MSCI World Index 22.45% 16.01% 12.25% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 3,568,748,273	$ 3,568,748,273	$ 3,568,748,273	$ 3,568,748,273	$ 3,568,748,273	$ 3,568,748,273	$ 3,568,748,273
Holdings Count | shares	184	184	184	184	184	184	184
Advisory Fees Paid, Amount	$ 24,860,582
Investment Company Portfolio Turnover	144.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$3,568,748,273
Number of Holdings	184
Total Advisory Fee	$24,860,582
Portfolio Turnover	144%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 36.6 Financials 13.4 Consumer Discretionary 12.2 Communication Services 11.9 Industrials 9.7 Health Care 6.2 Utilities 2.8 Consumer Staples 2.4 Energy 2.0 Materials 1.3 Real Estate 0.5 Common Stocks 98.7 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.7 Preferred Stocks - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 65.4 United Kingdom 5.2 Taiwan 4.2 Canada 3.5 Japan 3.4 Sweden 2.3 Switzerland 2.2 China 1.9 Italy 1.9 Others 10.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 65.4 United Kingdom - 5.2 Taiwan - 4.2 Canada - 3.5 Japan - 3.4 Sweden - 2.3 Switzerland - 2.2 China - 1.9 Italy - 1.9 Others - 10.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.0 Microsoft Corp 6.4 Alphabet Inc Class A 4.8 Meta Platforms Inc Class A 4.3 Amazon.com Inc 4.1 Taiwan Semiconductor Manufacturing Co Ltd ADR 3.5 Eli Lilly & Co 2.6 Bank of New York Mellon Corp/The 2.6 Broadcom Inc 2.3 TE Connectivity PLC 2.2 39.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Worldwide Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Worldwide Fund
Class Name	Fidelity Advisor® Worldwide Fund Class I
Trading Symbol	FWIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Worldwide Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 89	0.81%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) Index, supported by resilient global economic growth, slowing inflation, global monetary easing and corporate earnings growth.
•Against this backdrop, security selection in the United States and Canada detracted from the fund's performance versus the MSCI World Net MA (1-Nov-2001) Linked Index for the fiscal year.
•By sector, security selection was the primary detractor, especially within consumer discretionary. Stock picks and an underweight in industrials also hampered the fund's result. Also hurting our result was stock selection in communication services, primarily within the media & entertainment industry.
•The biggest individual relative detractor was our stake in Deckers Outdoor (-37%). The stock was not held at period end, but the company was one of our biggest holdings this period. The second-largest relative detractor was our non-benchmark stake in Modine Manufacturing (-27%). The stock was not held at period end. Another notable relative detractor was an overweight in DraftKings (-21%). This was a position we established this period.
•In contrast, from a regional standpoint, an overweight in emerging markets, primarily in Taiwan, and stock picks in Asia Pacific ex Japan, primarily in Australia, contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark was security selection in financials, primarily within the financial services industry. An underweight in health care and an overweight in information technology also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Robinhood Markets (+513%). The company was among our biggest holdings this period. A non-benchmark stake in Taiwan Semiconductor Manufacturing gained about 47% and was the second-largest relative contributor. The stock was among our largest holdings at period end. Another notable relative contributor was an overweight in TE Connectivity (+75%). This was a stake we established this period. The stock was among the fund's largest holdings at period end.
•Notable changes in positioning include a higher allocation to Taiwan. By sector, meaningful changes in positioning include increased exposure to information technology and a lower allocation to industrials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Class I $10,000 $9,914 $12,537 $13,066 $14,724 $17,828 $24,614 $17,936 $19,904 $28,553 $33,973 MSCI World Index $10,000 $10,166 $12,536 $12,735 $14,418 $15,113 $21,297 $17,427 $19,332 $25,938 $31,761 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 18.98% 13.76% 13.01% MSCI World Index 22.45% 16.01% 12.25% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 3,568,748,273	$ 3,568,748,273	$ 3,568,748,273	$ 3,568,748,273	$ 3,568,748,273	$ 3,568,748,273	$ 3,568,748,273
Holdings Count | shares	184	184	184	184	184	184	184
Advisory Fees Paid, Amount	$ 24,860,582
Investment Company Portfolio Turnover	144.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$3,568,748,273
Number of Holdings	184
Total Advisory Fee	$24,860,582
Portfolio Turnover	144%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 36.6 Financials 13.4 Consumer Discretionary 12.2 Communication Services 11.9 Industrials 9.7 Health Care 6.2 Utilities 2.8 Consumer Staples 2.4 Energy 2.0 Materials 1.3 Real Estate 0.5 Common Stocks 98.7 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.7 Preferred Stocks - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 65.4 United Kingdom 5.2 Taiwan 4.2 Canada 3.5 Japan 3.4 Sweden 2.3 Switzerland 2.2 China 1.9 Italy 1.9 Others 10.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 65.4 United Kingdom - 5.2 Taiwan - 4.2 Canada - 3.5 Japan - 3.4 Sweden - 2.3 Switzerland - 2.2 China - 1.9 Italy - 1.9 Others - 10.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.0 Microsoft Corp 6.4 Alphabet Inc Class A 4.8 Meta Platforms Inc Class A 4.3 Amazon.com Inc 4.1 Taiwan Semiconductor Manufacturing Co Ltd ADR 3.5 Eli Lilly & Co 2.6 Bank of New York Mellon Corp/The 2.6 Broadcom Inc 2.3 TE Connectivity PLC 2.2 39.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Worldwide Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Worldwide Fund
Class Name	Fidelity Advisor® Worldwide Fund Class C
Trading Symbol	FWCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Worldwide Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 198	1.82%

Expenses Paid, Amount	$ 198
Expense Ratio, Percent	1.82%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) Index, supported by resilient global economic growth, slowing inflation, global monetary easing and corporate earnings growth.
•Against this backdrop, security selection in the United States and Canada detracted from the fund's performance versus the MSCI World Net MA (1-Nov-2001) Linked Index for the fiscal year.
•By sector, security selection was the primary detractor, especially within consumer discretionary. Stock picks and an underweight in industrials also hampered the fund's result. Also hurting our result was stock selection in communication services, primarily within the media & entertainment industry.
•The biggest individual relative detractor was our stake in Deckers Outdoor (-37%). The stock was not held at period end, but the company was one of our biggest holdings this period. The second-largest relative detractor was our non-benchmark stake in Modine Manufacturing (-27%). The stock was not held at period end. Another notable relative detractor was an overweight in DraftKings (-21%). This was a position we established this period.
•In contrast, from a regional standpoint, an overweight in emerging markets, primarily in Taiwan, and stock picks in Asia Pacific ex Japan, primarily in Australia, contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark was security selection in financials, primarily within the financial services industry. An underweight in health care and an overweight in information technology also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Robinhood Markets (+513%). The company was among our biggest holdings this period. A non-benchmark stake in Taiwan Semiconductor Manufacturing gained about 47% and was the second-largest relative contributor. The stock was among our largest holdings at period end. Another notable relative contributor was an overweight in TE Connectivity (+75%). This was a stake we established this period. The stock was among the fund's largest holdings at period end.
•Notable changes in positioning include a higher allocation to Taiwan. By sector, meaningful changes in positioning include increased exposure to information technology and a lower allocation to industrials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Class C $10,000 $9,812 $12,275 $12,658 $14,113 $16,901 $23,093 $16,653 $18,279 $26,155 $31,037 MSCI World Index $10,000 $10,166 $12,536 $12,735 $14,418 $15,113 $21,297 $17,427 $19,332 $25,938 $31,761 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 16.78% 12.58% 11.99% Class C 17.78% 12.58% 11.99% MSCI World Index 22.45% 16.01% 12.25% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 3,568,748,273	$ 3,568,748,273	$ 3,568,748,273	$ 3,568,748,273	$ 3,568,748,273	$ 3,568,748,273	$ 3,568,748,273
Holdings Count | shares	184	184	184	184	184	184	184
Advisory Fees Paid, Amount	$ 24,860,582
Investment Company Portfolio Turnover	144.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$3,568,748,273
Number of Holdings	184
Total Advisory Fee	$24,860,582
Portfolio Turnover	144%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 36.6 Financials 13.4 Consumer Discretionary 12.2 Communication Services 11.9 Industrials 9.7 Health Care 6.2 Utilities 2.8 Consumer Staples 2.4 Energy 2.0 Materials 1.3 Real Estate 0.5 Common Stocks 98.7 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.7 Preferred Stocks - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 65.4 United Kingdom 5.2 Taiwan 4.2 Canada 3.5 Japan 3.4 Sweden 2.3 Switzerland 2.2 China 1.9 Italy 1.9 Others 10.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 65.4 United Kingdom - 5.2 Taiwan - 4.2 Canada - 3.5 Japan - 3.4 Sweden - 2.3 Switzerland - 2.2 China - 1.9 Italy - 1.9 Others - 10.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.0 Microsoft Corp 6.4 Alphabet Inc Class A 4.8 Meta Platforms Inc Class A 4.3 Amazon.com Inc 4.1 Taiwan Semiconductor Manufacturing Co Ltd ADR 3.5 Eli Lilly & Co 2.6 Bank of New York Mellon Corp/The 2.6 Broadcom Inc 2.3 TE Connectivity PLC 2.2 39.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Worldwide Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Worldwide Fund
Class Name	Fidelity Advisor® Worldwide Fund Class A
Trading Symbol	FWAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Worldwide Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 116	1.06%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) Index, supported by resilient global economic growth, slowing inflation, global monetary easing and corporate earnings growth.
•Against this backdrop, security selection in the United States and Canada detracted from the fund's performance versus the MSCI World Net MA (1-Nov-2001) Linked Index for the fiscal year.
•By sector, security selection was the primary detractor, especially within consumer discretionary. Stock picks and an underweight in industrials also hampered the fund's result. Also hurting our result was stock selection in communication services, primarily within the media & entertainment industry.
•The biggest individual relative detractor was our stake in Deckers Outdoor (-37%). The stock was not held at period end, but the company was one of our biggest holdings this period. The second-largest relative detractor was our non-benchmark stake in Modine Manufacturing (-27%). The stock was not held at period end. Another notable relative detractor was an overweight in DraftKings (-21%). This was a position we established this period.
•In contrast, from a regional standpoint, an overweight in emerging markets, primarily in Taiwan, and stock picks in Asia Pacific ex Japan, primarily in Australia, contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark was security selection in financials, primarily within the financial services industry. An underweight in health care and an overweight in information technology also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Robinhood Markets (+513%). The company was among our biggest holdings this period. A non-benchmark stake in Taiwan Semiconductor Manufacturing gained about 47% and was the second-largest relative contributor. The stock was among our largest holdings at period end. Another notable relative contributor was an overweight in TE Connectivity (+75%). This was a stake we established this period. The stock was among the fund's largest holdings at period end.
•Notable changes in positioning include a higher allocation to Taiwan. By sector, meaningful changes in positioning include increased exposure to information technology and a lower allocation to industrials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,322 $11,751 $12,216 $13,725 $16,570 $22,819 $16,588 $18,350 $26,257 $31,158 MSCI World Index $10,000 $10,166 $12,536 $12,735 $14,418 $15,113 $21,297 $17,427 $19,332 $25,938 $31,761 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 11.84% 12.13% 12.04% Class A (without 5.75% sales charge) 18.67% 13.46% 12.70% MSCI World Index 22.45% 16.01% 12.25% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 3,568,748,273	$ 3,568,748,273	$ 3,568,748,273	$ 3,568,748,273	$ 3,568,748,273	$ 3,568,748,273	$ 3,568,748,273
Holdings Count | shares	184	184	184	184	184	184	184
Advisory Fees Paid, Amount	$ 24,860,582
Investment Company Portfolio Turnover	144.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$3,568,748,273
Number of Holdings	184
Total Advisory Fee	$24,860,582
Portfolio Turnover	144%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 36.6 Financials 13.4 Consumer Discretionary 12.2 Communication Services 11.9 Industrials 9.7 Health Care 6.2 Utilities 2.8 Consumer Staples 2.4 Energy 2.0 Materials 1.3 Real Estate 0.5 Common Stocks 98.7 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.7 Preferred Stocks - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 65.4 United Kingdom 5.2 Taiwan 4.2 Canada 3.5 Japan 3.4 Sweden 2.3 Switzerland 2.2 China 1.9 Italy 1.9 Others 10.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 65.4 United Kingdom - 5.2 Taiwan - 4.2 Canada - 3.5 Japan - 3.4 Sweden - 2.3 Switzerland - 2.2 China - 1.9 Italy - 1.9 Others - 10.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.0 Microsoft Corp 6.4 Alphabet Inc Class A 4.8 Meta Platforms Inc Class A 4.3 Amazon.com Inc 4.1 Taiwan Semiconductor Manufacturing Co Ltd ADR 3.5 Eli Lilly & Co 2.6 Bank of New York Mellon Corp/The 2.6 Broadcom Inc 2.3 TE Connectivity PLC 2.2 39.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Total International Equity Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Total International Equity Fund
Class Name	Fidelity® Total International Equity Fund
Trading Symbol	FTIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Total International Equity Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Total International Equity Fund	$ 103	0.91%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, an overweight in emerging markets, along with stock picks and an underweight in Europe ex U.K., contributed to the fund's performance versus the MSCI All Country World ex US Index (Net MA) for the fiscal year.
•By sector, positioning was the primary contributor, led by an underweight in health care, especially comparatively small exposure to pharmaceuticals, biotechnology & life sciences stocks. Security selection in communication services also boosted relative performance, as did investment choices and an underweight in consumer staples.
•The top individual relative contributor was an overweight in Rheinmetall (+281%). Outsized exposure to Samsung Electronics (+77%), one of our largest holdings, also helped. A non-benchmark stake in GE Vernova (+91%) was beneficial as well. This period we increased our position in the stock.
•In contrast, from a regional standpoint, stock picks in Canada and the U.K. detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection in consumer discretionary. Investment choices in information technology, primarily within the software & services industry, and financials, financial services firms in particular, hurt as well.
•The biggest individual relative detractor was an underweight in Alibaba (+78%). A non-benchmark stake in Linde returned -7% also hurt, though we increased exposure to the stock this period, making in one of our biggest holdings. Not owning SK Hynix, a benchmark component that gained about 193%, was another negative.
•Notable changes in geographic positioning included decreased exposure to the United States and a higher allocation to France. By sector, meaningful shifts included increased exposure to communication services and a lower allocation to health care stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Fidelity® Total International Equity Fund $10,000 $9,968 $12,346 $11,255 $12,940 $13,542 $18,060 $13,500 $15,228 $19,139 $24,052 MSCI ACWI (All Country World Index) ex USA Index $10,000 $10,040 $12,434 $11,430 $12,741 $12,428 $16,138 $12,167 $13,660 $17,012 $21,294 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Total International Equity Fund 25.67% 12.17% 9.17% MSCI ACWI (All Country World Index) ex USA Index 25.17% 11.37% 7.85% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 1,114,592,575	$ 1,114,592,575	$ 1,114,592,575	$ 1,114,592,575	$ 1,114,592,575	$ 1,114,592,575	$ 1,114,592,575
Holdings Count | shares	306	306	306	306	306	306	306
Advisory Fees Paid, Amount	$ 4,261,943
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$1,114,592,575
Number of Holdings	306
Total Advisory Fee	$4,261,943
Portfolio Turnover	37%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 25.4 Industrials 20.2 Information Technology 14.9 Materials 10.1 Consumer Discretionary 8.3 Communication Services 6.4 Energy 4.2 Health Care 3.7 Consumer Staples 3.1 Utilities 0.4 Real Estate 0.1 Common Stocks 96.7 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 3.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.7 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 3.2 United States 12.9 Japan 11.4 China 9.6 United Kingdom 8.8 France 7.3 Canada 7.3 Taiwan 5.9 Germany 5.7 Korea (South) 3.3 Others 27.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 12.9 Japan - 11.4 China - 9.6 United Kingdom - 8.8 France - 7.3 Canada - 7.3 Taiwan - 5.9 Germany - 5.7 Korea (South) - 3.3 Others - 27.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 4.2 Tencent Holdings Ltd 3.4 Samsung Electronics Co Ltd 2.6 CRH PLC 1.9 ASML Holding NV 1.5 Safran SA 1.5 BAE Systems PLC 1.4 SAP SE 1.2 Linde PLC 1.1 Airbus SE 1.0 19.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Total International Equity Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Total International Equity Fund
Class Name	Fidelity Advisor® Total International Equity Fund Class Z
Trading Symbol	FIEZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Total International Equity Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 90	0.80%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, an overweight in emerging markets, along with stock picks and an underweight in Europe ex U.K., contributed to the fund's performance versus the MSCI All Country World ex US Index (Net MA) for the fiscal year.
•By sector, positioning was the primary contributor, led by an underweight in health care, especially comparatively small exposure to pharmaceuticals, biotechnology & life sciences stocks. Security selection in communication services also boosted relative performance, as did investment choices and an underweight in consumer staples.
•The top individual relative contributor was an overweight in Rheinmetall (+281%). Outsized exposure to Samsung Electronics (+77%), one of our largest holdings, also helped. A non-benchmark stake in GE Vernova (+91%) was beneficial as well. This period we increased our position in the stock.
•In contrast, from a regional standpoint, stock picks in Canada and the U.K. detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection in consumer discretionary. Investment choices in information technology, primarily within the software & services industry, and financials, financial services firms in particular, hurt as well.
•The biggest individual relative detractor was an underweight in Alibaba (+78%). A non-benchmark stake in Linde returned -7% also hurt, though we increased exposure to the stock this period, making in one of our biggest holdings. Not owning SK Hynix, a benchmark component that gained about 193%, was another negative.
•Notable changes in geographic positioning included decreased exposure to the United States and a higher allocation to France. By sector, meaningful shifts included increased exposure to communication services and a lower allocation to health care stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 1, 2017 through October 31, 2025. Initial investment of $10,000. Class Z $10,000 $12,147 $11,099 $12,779 $13,385 $17,874 $13,390 $15,135 $19,029 MSCI ACWI (All Country World Index) ex USA Index $10,000 $11,916 $10,954 $12,210 $11,910 $15,465 $11,660 $13,090 $16,303 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 25.91% 12.35% 10.50% MSCI ACWI (All Country World Index) ex USA Index 25.17% 11.37% 8.49% A From February 1, 2017 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date							Feb. 01, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,114,592,575	$ 1,114,592,575	$ 1,114,592,575	$ 1,114,592,575	$ 1,114,592,575	$ 1,114,592,575	$ 1,114,592,575
Holdings Count | shares	306	306	306	306	306	306	306
Advisory Fees Paid, Amount	$ 4,261,943
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$1,114,592,575
Number of Holdings	306
Total Advisory Fee	$4,261,943
Portfolio Turnover	37%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 25.4 Industrials 20.2 Information Technology 14.9 Materials 10.1 Consumer Discretionary 8.3 Communication Services 6.4 Energy 4.2 Health Care 3.7 Consumer Staples 3.1 Utilities 0.4 Real Estate 0.1 Common Stocks 96.7 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 3.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.7 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 3.2 United States 12.9 Japan 11.4 China 9.6 United Kingdom 8.8 France 7.3 Canada 7.3 Taiwan 5.9 Germany 5.7 Korea (South) 3.3 Others 27.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 12.9 Japan - 11.4 China - 9.6 United Kingdom - 8.8 France - 7.3 Canada - 7.3 Taiwan - 5.9 Germany - 5.7 Korea (South) - 3.3 Others - 27.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 4.2 Tencent Holdings Ltd 3.4 Samsung Electronics Co Ltd 2.6 CRH PLC 1.9 ASML Holding NV 1.5 Safran SA 1.5 BAE Systems PLC 1.4 SAP SE 1.2 Linde PLC 1.1 Airbus SE 1.0 19.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Total International Equity Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Total International Equity Fund
Class Name	Fidelity Advisor® Total International Equity Fund Class M
Trading Symbol	FTTEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Total International Equity Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 163	1.45%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, an overweight in emerging markets, along with stock picks and an underweight in Europe ex U.K., contributed to the fund's performance versus the MSCI All Country World ex US Index (Net MA) for the fiscal year.
•By sector, positioning was the primary contributor, led by an underweight in health care, especially comparatively small exposure to pharmaceuticals, biotechnology & life sciences stocks. Security selection in communication services also boosted relative performance, as did investment choices and an underweight in consumer staples.
•The top individual relative contributor was an overweight in Rheinmetall (+281%). Outsized exposure to Samsung Electronics (+77%), one of our largest holdings, also helped. A non-benchmark stake in GE Vernova (+91%) was beneficial as well. This period we increased our position in the stock.
•In contrast, from a regional standpoint, stock picks in Canada and the U.K. detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection in consumer discretionary. Investment choices in information technology, primarily within the software & services industry, and financials, financial services firms in particular, hurt as well.
•The biggest individual relative detractor was an underweight in Alibaba (+78%). A non-benchmark stake in Linde returned -7% also hurt, though we increased exposure to the stock this period, making in one of our biggest holdings. Not owning SK Hynix, a benchmark component that gained about 193%, was another negative.
•Notable changes in geographic positioning included decreased exposure to the United States and a higher allocation to France. By sector, meaningful shifts included increased exposure to communication services and a lower allocation to health care stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,567 $11,807 $10,708 $12,248 $12,755 $16,916 $12,587 $14,140 $17,663 $22,090 MSCI ACWI (All Country World Index) ex USA Index $10,000 $10,040 $12,434 $11,430 $12,741 $12,428 $16,138 $12,167 $13,660 $17,012 $21,294 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 20.69% 10.82% 8.25% Class M (without 3.50% sales charge) 25.06% 11.61% 8.63% MSCI ACWI (All Country World Index) ex USA Index 25.17% 11.37% 7.85% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,114,592,575	$ 1,114,592,575	$ 1,114,592,575	$ 1,114,592,575	$ 1,114,592,575	$ 1,114,592,575	$ 1,114,592,575
Holdings Count | shares	306	306	306	306	306	306	306
Advisory Fees Paid, Amount	$ 4,261,943
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$1,114,592,575
Number of Holdings	306
Total Advisory Fee	$4,261,943
Portfolio Turnover	37%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 25.4 Industrials 20.2 Information Technology 14.9 Materials 10.1 Consumer Discretionary 8.3 Communication Services 6.4 Energy 4.2 Health Care 3.7 Consumer Staples 3.1 Utilities 0.4 Real Estate 0.1 Common Stocks 96.7 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 3.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.7 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 3.2 United States 12.9 Japan 11.4 China 9.6 United Kingdom 8.8 France 7.3 Canada 7.3 Taiwan 5.9 Germany 5.7 Korea (South) 3.3 Others 27.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 12.9 Japan - 11.4 China - 9.6 United Kingdom - 8.8 France - 7.3 Canada - 7.3 Taiwan - 5.9 Germany - 5.7 Korea (South) - 3.3 Others - 27.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 4.2 Tencent Holdings Ltd 3.4 Samsung Electronics Co Ltd 2.6 CRH PLC 1.9 ASML Holding NV 1.5 Safran SA 1.5 BAE Systems PLC 1.4 SAP SE 1.2 Linde PLC 1.1 Airbus SE 1.0 19.8
Fidelity Advisor Total International Equity Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Total International Equity Fund
Class Name	Fidelity Advisor® Total International Equity Fund Class I
Trading Symbol	FTEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Total International Equity Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 107	0.95%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, an overweight in emerging markets, along with stock picks and an underweight in Europe ex U.K., contributed to the fund's performance versus the MSCI All Country World ex US Index (Net MA) for the fiscal year.
•By sector, positioning was the primary contributor, led by an underweight in health care, especially comparatively small exposure to pharmaceuticals, biotechnology & life sciences stocks. Security selection in communication services also boosted relative performance, as did investment choices and an underweight in consumer staples.
•The top individual relative contributor was an overweight in Rheinmetall (+281%). Outsized exposure to Samsung Electronics (+77%), one of our largest holdings, also helped. A non-benchmark stake in GE Vernova (+91%) was beneficial as well. This period we increased our position in the stock.
•In contrast, from a regional standpoint, stock picks in Canada and the U.K. detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection in consumer discretionary. Investment choices in information technology, primarily within the software & services industry, and financials, financial services firms in particular, hurt as well.
•The biggest individual relative detractor was an underweight in Alibaba (+78%). A non-benchmark stake in Linde returned -7% also hurt, though we increased exposure to the stock this period, making in one of our biggest holdings. Not owning SK Hynix, a benchmark component that gained about 193%, was another negative.
•Notable changes in geographic positioning included decreased exposure to the United States and a higher allocation to France. By sector, meaningful shifts included increased exposure to communication services and a lower allocation to health care stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Class I $10,000 $9,957 $12,355 $11,261 $12,963 $13,547 $18,072 $13,503 $15,240 $19,155 $24,071 MSCI ACWI (All Country World Index) ex USA Index $10,000 $10,040 $12,434 $11,430 $12,741 $12,428 $16,138 $12,167 $13,660 $17,012 $21,294 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 25.67% 12.18% 9.18% MSCI ACWI (All Country World Index) ex USA Index 25.17% 11.37% 7.85% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,114,592,575	$ 1,114,592,575	$ 1,114,592,575	$ 1,114,592,575	$ 1,114,592,575	$ 1,114,592,575	$ 1,114,592,575
Holdings Count | shares	306	306	306	306	306	306	306
Advisory Fees Paid, Amount	$ 4,261,943
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$1,114,592,575
Number of Holdings	306
Total Advisory Fee	$4,261,943
Portfolio Turnover	37%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 25.4 Industrials 20.2 Information Technology 14.9 Materials 10.1 Consumer Discretionary 8.3 Communication Services 6.4 Energy 4.2 Health Care 3.7 Consumer Staples 3.1 Utilities 0.4 Real Estate 0.1 Common Stocks 96.7 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 3.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.7 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 3.2 United States 12.9 Japan 11.4 China 9.6 United Kingdom 8.8 France 7.3 Canada 7.3 Taiwan 5.9 Germany 5.7 Korea (South) 3.3 Others 27.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 12.9 Japan - 11.4 China - 9.6 United Kingdom - 8.8 France - 7.3 Canada - 7.3 Taiwan - 5.9 Germany - 5.7 Korea (South) - 3.3 Others - 27.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 4.2 Tencent Holdings Ltd 3.4 Samsung Electronics Co Ltd 2.6 CRH PLC 1.9 ASML Holding NV 1.5 Safran SA 1.5 BAE Systems PLC 1.4 SAP SE 1.2 Linde PLC 1.1 Airbus SE 1.0 19.8
Fidelity Advisor Total International Equity Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Total International Equity Fund
Class Name	Fidelity Advisor® Total International Equity Fund Class C
Trading Symbol	FTCEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Total International Equity Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 219	1.95%

Expenses Paid, Amount	$ 219
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, an overweight in emerging markets, along with stock picks and an underweight in Europe ex U.K., contributed to the fund's performance versus the MSCI All Country World ex US Index (Net MA) for the fiscal year.
•By sector, positioning was the primary contributor, led by an underweight in health care, especially comparatively small exposure to pharmaceuticals, biotechnology & life sciences stocks. Security selection in communication services also boosted relative performance, as did investment choices and an underweight in consumer staples.
•The top individual relative contributor was an overweight in Rheinmetall (+281%). Outsized exposure to Samsung Electronics (+77%), one of our largest holdings, also helped. A non-benchmark stake in GE Vernova (+91%) was beneficial as well. This period we increased our position in the stock.
•In contrast, from a regional standpoint, stock picks in Canada and the U.K. detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection in consumer discretionary. Investment choices in information technology, primarily within the software & services industry, and financials, financial services firms in particular, hurt as well.
•The biggest individual relative detractor was an underweight in Alibaba (+78%). A non-benchmark stake in Linde returned -7% also hurt, though we increased exposure to the stock this period, making in one of our biggest holdings. Not owning SK Hynix, a benchmark component that gained about 193%, was another negative.
•Notable changes in geographic positioning included decreased exposure to the United States and a higher allocation to France. By sector, meaningful shifts included increased exposure to communication services and a lower allocation to health care stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Class C $10,000 $9,858 $12,096 $10,921 $12,431 $12,881 $17,003 $12,576 $14,062 $17,613 $22,073 MSCI ACWI (All Country World Index) ex USA Index $10,000 $10,040 $12,434 $11,430 $12,741 $12,428 $16,138 $12,167 $13,660 $17,012 $21,294 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 23.45% 11.04% 8.24% Class C 24.45% 11.04% 8.24% MSCI ACWI (All Country World Index) ex USA Index 25.17% 11.37% 7.85% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,114,592,575	$ 1,114,592,575	$ 1,114,592,575	$ 1,114,592,575	$ 1,114,592,575	$ 1,114,592,575	$ 1,114,592,575
Holdings Count | shares	306	306	306	306	306	306	306
Advisory Fees Paid, Amount	$ 4,261,943
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$1,114,592,575
Number of Holdings	306
Total Advisory Fee	$4,261,943
Portfolio Turnover	37%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 25.4 Industrials 20.2 Information Technology 14.9 Materials 10.1 Consumer Discretionary 8.3 Communication Services 6.4 Energy 4.2 Health Care 3.7 Consumer Staples 3.1 Utilities 0.4 Real Estate 0.1 Common Stocks 96.7 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 3.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.7 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 3.2 United States 12.9 Japan 11.4 China 9.6 United Kingdom 8.8 France 7.3 Canada 7.3 Taiwan 5.9 Germany 5.7 Korea (South) 3.3 Others 27.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 12.9 Japan - 11.4 China - 9.6 United Kingdom - 8.8 France - 7.3 Canada - 7.3 Taiwan - 5.9 Germany - 5.7 Korea (South) - 3.3 Others - 27.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 4.2 Tencent Holdings Ltd 3.4 Samsung Electronics Co Ltd 2.6 CRH PLC 1.9 ASML Holding NV 1.5 Safran SA 1.5 BAE Systems PLC 1.4 SAP SE 1.2 Linde PLC 1.1 Airbus SE 1.0 19.8
Fidelity Advisor Total International Equity Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Total International Equity Fund
Class Name	Fidelity Advisor® Total International Equity Fund Class A
Trading Symbol	FTAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Total International Equity Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 135	1.20%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, an overweight in emerging markets, along with stock picks and an underweight in Europe ex U.K., contributed to the fund's performance versus the MSCI All Country World ex US Index (Net MA) for the fiscal year.
•By sector, positioning was the primary contributor, led by an underweight in health care, especially comparatively small exposure to pharmaceuticals, biotechnology & life sciences stocks. Security selection in communication services also boosted relative performance, as did investment choices and an underweight in consumer staples.
•The top individual relative contributor was an overweight in Rheinmetall (+281%). Outsized exposure to Samsung Electronics (+77%), one of our largest holdings, also helped. A non-benchmark stake in GE Vernova (+91%) was beneficial as well. This period we increased our position in the stock.
•In contrast, from a regional standpoint, stock picks in Canada and the U.K. detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection in consumer discretionary. Investment choices in information technology, primarily within the software & services industry, and financials, financial services firms in particular, hurt as well.
•The biggest individual relative detractor was an underweight in Alibaba (+78%). A non-benchmark stake in Linde returned -7% also hurt, though we increased exposure to the stock this period, making in one of our biggest holdings. Not owning SK Hynix, a benchmark component that gained about 193%, was another negative.
•Notable changes in geographic positioning included decreased exposure to the United States and a higher allocation to France. By sector, meaningful shifts included increased exposure to communication services and a lower allocation to health care stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,353 $11,578 $10,532 $12,073 $12,593 $16,753 $12,492 $14,074 $17,628 $22,091 MSCI ACWI (All Country World Index) ex USA Index $10,000 $10,040 $12,434 $11,430 $12,741 $12,428 $16,138 $12,167 $13,660 $17,012 $21,294 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 18.11% 10.58% 8.25% Class A (without 5.75% sales charge) 25.32% 11.90% 8.89% MSCI ACWI (All Country World Index) ex USA Index 25.17% 11.37% 7.85% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,114,592,575	$ 1,114,592,575	$ 1,114,592,575	$ 1,114,592,575	$ 1,114,592,575	$ 1,114,592,575	$ 1,114,592,575
Holdings Count | shares	306	306	306	306	306	306	306
Advisory Fees Paid, Amount	$ 4,261,943
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$1,114,592,575
Number of Holdings	306
Total Advisory Fee	$4,261,943
Portfolio Turnover	37%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 25.4 Industrials 20.2 Information Technology 14.9 Materials 10.1 Consumer Discretionary 8.3 Communication Services 6.4 Energy 4.2 Health Care 3.7 Consumer Staples 3.1 Utilities 0.4 Real Estate 0.1 Common Stocks 96.7 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 3.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.7 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 3.2 United States 12.9 Japan 11.4 China 9.6 United Kingdom 8.8 France 7.3 Canada 7.3 Taiwan 5.9 Germany 5.7 Korea (South) 3.3 Others 27.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 12.9 Japan - 11.4 China - 9.6 United Kingdom - 8.8 France - 7.3 Canada - 7.3 Taiwan - 5.9 Germany - 5.7 Korea (South) - 3.3 Others - 27.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 4.2 Tencent Holdings Ltd 3.4 Samsung Electronics Co Ltd 2.6 CRH PLC 1.9 ASML Holding NV 1.5 Safran SA 1.5 BAE Systems PLC 1.4 SAP SE 1.2 Linde PLC 1.1 Airbus SE 1.0 19.8